UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Air Transportation Portfolio

May 31, 2016

AIR-QTLY-0716
1.802153.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Aerospace & Defense - 25.2%
Aerospace & Defense - 25.2%
BE Aerospace, Inc.	239,500	$11,409,780
Bombardier, Inc. Class B (sub. vtg.) (a)	1,031,900	1,550,191
Moog, Inc. Class A (a)	46,100	2,486,173
Rockwell Collins, Inc.	36,000	3,182,400
Spirit AeroSystems Holdings, Inc. Class A (a)	377,200	17,645,416
Textron, Inc.	348,900	13,279,134
The Boeing Co.	189,700	23,930,655
TransDigm Group, Inc. (a)	6,800	1,792,072
Triumph Group, Inc.	224,900	8,485,477
		83,761,298
Air Freight & Logistics - 26.6%
Air Freight & Logistics - 26.6%
Air Transport Services Group, Inc. (a)	269,300	3,406,645
Atlas Air Worldwide Holdings, Inc. (a)	70,947	3,110,316
C.H. Robinson Worldwide, Inc.	256,500	19,232,370
Expeditors International of Washington, Inc.	78,400	3,806,320
FedEx Corp.	102,600	16,925,922
Forward Air Corp.	131,000	5,959,190
Hub Group, Inc. Class A (a)	43,978	1,760,000
Park-Ohio Holdings Corp.	76,790	2,345,935
United Parcel Service, Inc. Class B	309,000	31,854,811
		88,401,509
Airlines - 41.9%
Airlines - 41.9%
Air Canada (a)	898,300	6,596,735
Alaska Air Group, Inc.	63,500	4,216,400
Allegiant Travel Co.	21,900	3,044,538
American Airlines Group, Inc.	498,500	15,907,135
Chorus Aviation, Inc. Class B	958,746	4,584,083
Dart Group PLC	94,086	883,707
Delta Air Lines, Inc.	314,302	13,659,565
Exchange Income Corp. (b)	187,300	4,484,859
Hawaiian Holdings, Inc. (a)	158,300	6,404,818
JetBlue Airways Corp. (a)	329,723	5,911,933
Ryanair Holdings PLC sponsored ADR	92,200	8,058,280
SkyWest, Inc.	224,100	5,288,760
Southwest Airlines Co.	708,700	30,105,576
Spirit Airlines, Inc. (a)	300,500	13,062,735
United Continental Holdings, Inc. (a)	174,885	7,885,565
Virgin America, Inc. (a)	42,800	2,395,944
WestJet Airlines Ltd.	379,900	6,819,572
		139,310,205
Machinery - 0.4%
Industrial Machinery - 0.4%
Global Brass & Copper Holdings, Inc.	54,687	1,492,408
Transportation Infrastructure - 0.7%
Airport Services - 0.7%
Wesco Aircraft Holdings, Inc. (a)	176,500	2,486,885
TOTAL COMMON STOCKS
(Cost $261,527,949)		315,452,305

Nonconvertible Preferred Stocks - 1.9%
Aerospace & Defense - 1.9%
Aerospace & Defense - 1.9%
Embraer SA sponsored ADR
(Cost $7,702,981)	301,000	6,266,820

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.40% (c)	5,678,000	5,678,000
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	3,780,000	3,780,000
TOTAL MONEY MARKET FUNDS
(Cost $9,458,000)		9,458,000
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $278,688,930)		331,177,125
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,612,207
NET ASSETS - 100%		$332,789,332

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,045
Fidelity Securities Lending Cash Central Fund	5,472
Total	$14,517

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $280,955,816. Net unrealized appreciation aggregated $50,221,309, of which $60,584,139 related to appreciated investment securities and $10,362,830 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Automotive Portfolio

May 31, 2016

AUT-QTLY-0716
1.802154.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Auto Components - 32.5%
Auto Parts & Equipment - 32.5%
BorgWarner, Inc.	91,710	$3,120,891
Continental AG	6,200	1,330,017
Delphi Automotive PLC	56,158	3,816,498
Magna International, Inc. Class A (sub. vtg.)	51,168	2,077,779
NGK Spark Plug Co. Ltd.	141,200	2,709,910
Schaeffler AG	104,300	1,682,716
Stoneridge, Inc. (a)	63,540	1,042,691
Tenneco, Inc. (a)	57,806	3,105,338
Visteon Corp.	33,140	2,484,837
		21,370,677
Automobiles - 54.4%
Automobile Manufacturers - 53.4%
Ford Motor Co.	395,031	5,328,968
General Motors Co.	317,014	9,916,199
Honda Motor Co. Ltd. sponsored ADR (b)	43,895	1,228,182
Renault SA	34,300	3,218,743
Tata Motors Ltd. sponsored ADR (a)	68,240	2,285,358
Tesla Motors, Inc. (a)(b)	30,200	6,741,546
Toyota Motor Corp. sponsored ADR (b)	62,017	6,413,178
		35,132,174
Motorcycle Manufacturers - 1.0%
Harley-Davidson, Inc.	14,820	687,500

TOTAL AUTOMOBILES		35,819,674

Commercial Services & Supplies - 2.1%
Diversified Support Services - 2.1%
KAR Auction Services, Inc.	33,280	1,365,811
Electronic Equipment & Components - 1.5%
Electronic Equipment & Instruments - 1.5%
Research Frontiers, Inc. (a)(b)	234,250	953,398
Household Durables - 4.2%
Consumer Electronics - 4.2%
Harman International Industries, Inc.	35,640	2,788,474
Software - 4.1%
Application Software - 4.1%
Mobileye NV (a)(b)	71,600	2,718,652
TOTAL COMMON STOCKS
(Cost $47,169,076)		65,016,686

Money Market Funds - 24.9%
Fidelity Cash Central Fund, 0.40% (c)	668,265	668,265
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	15,699,550	15,699,550
TOTAL MONEY MARKET FUNDS
(Cost $16,367,815)		16,367,815
TOTAL INVESTMENT PORTFOLIO - 123.7%
(Cost $63,536,891)		81,384,501
NET OTHER ASSETS (LIABILITIES) - (23.7)%		(15,586,040)
NET ASSETS - 100%		$65,798,461

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,516
Fidelity Securities Lending Cash Central Fund	86,331
Total	$87,847

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$65,016,686	$62,306,776	$2,709,910	$--
Money Market Funds	16,367,815	16,367,815	--	--
Total Investments in Securities:	$81,384,501	$78,674,591	$2,709,910	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $64,035,910. Net unrealized appreciation aggregated $17,348,591, of which $20,074,142 related to appreciated investment securities and $2,725,551 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Banking Portfolio

May 31, 2016

BAN-QTLY-0716
1.802155.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Banks - 81.8%
Diversified Banks - 36.1%
Aldermore Group PLC (a)	1,030,600	$3,225,659
Bank of America Corp.	2,395,100	35,423,529
Citigroup, Inc.	674,700	31,420,779
Comerica, Inc.	221,100	10,413,810
JPMorgan Chase & Co.	492,200	32,125,894
Lloyds Banking Group PLC	5,707,300	5,941,005
U.S. Bancorp	1,128,000	48,300,960
Wells Fargo & Co.	1,258,192	63,815,499
		230,667,135
Regional Banks - 45.7%
1st Source Corp.	200,760	6,803,756
Bank of the Ozarks, Inc.	627,400	24,412,134
Bryn Mawr Bank Corp.	133,500	3,903,540
C1 Financial, Inc. (a)	50,300	1,199,655
Camden National Corp.	50,084	2,154,614
Central Valley Community Bancorp	58,832	808,352
CIT Group, Inc.	134,500	4,607,970
Commerce Bancshares, Inc.	219,854	10,757,456
Community Trust Bancorp, Inc.	175,850	6,344,668
CVB Financial Corp.	542,400	9,519,120
First Citizen Bancshares, Inc.	37,000	9,585,220
Hilltop Holdings, Inc. (a)	231,600	4,733,904
Huntington Bancshares, Inc.	2,257,800	23,594,010
M&T Bank Corp.	245,900	29,385,050
PacWest Bancorp	295,836	12,330,444
PNC Financial Services Group, Inc.	123,541	11,086,569
Preferred Bank, Los Angeles	231,055	7,606,331
Prosperity Bancshares, Inc.	261,700	14,092,545
Regions Financial Corp.	2,476,000	24,339,080
SunTrust Banks, Inc.	744,600	32,628,372
SVB Financial Group (a)	138,000	15,207,600
Valley National Bancorp	661,800	6,306,954
WesBanco, Inc.	260,400	8,504,664
Wilshire Bancorp, Inc.	1,018,800	11,644,884
Zions Bancorporation	363,950	10,197,879
		291,754,771

TOTAL BANKS		522,421,906

Capital Markets - 3.4%
Asset Management & Custody Banks - 1.6%
Northern Trust Corp.	87,800	6,505,980
The Blackstone Group LP	132,700	3,475,413
		9,981,393
Diversified Capital Markets - 0.6%
UBS Group AG	248,200	3,819,798
Investment Banking & Brokerage - 1.2%
Goldman Sachs Group, Inc.	49,400	7,878,312

TOTAL CAPITAL MARKETS		21,679,503

Consumer Finance - 7.1%
Consumer Finance - 7.1%
Capital One Financial Corp.	303,100	22,199,044
Discover Financial Services	249,200	14,157,052
SLM Corp. (a)	540,000	3,709,800
Synchrony Financial (a)	161,700	5,045,040
		45,110,936
Diversified Financial Services - 0.7%
Specialized Finance - 0.7%
Element Financial Corp. (b)	385,600	4,522,460
Insurance - 1.5%
Property & Casualty Insurance - 1.5%
First American Financial Corp.	117,100	4,477,904
FNF Group	148,800	5,200,560
		9,678,464
Thrifts & Mortgage Finance - 1.9%
Thrifts & Mortgage Finance - 1.9%
Essent Group Ltd. (a)	241,600	5,281,376
Meridian Bancorp, Inc.	470,265	7,053,975
		12,335,351
Trading Companies & Distributors - 0.8%
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	129,900	5,077,791
TOTAL COMMON STOCKS
(Cost $538,176,595)		620,826,411

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.40% (c)	14,355,031	14,355,031
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	2,336,160	2,336,160
TOTAL MONEY MARKET FUNDS
(Cost $16,691,191)		16,691,191
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $554,867,786)		637,517,602
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,520,802
NET ASSETS - 100%		$639,038,404

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,400
Fidelity Securities Lending Cash Central Fund	8,234
Total	$15,634

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$620,826,411	$614,885,406	$5,941,005	$--
Money Market Funds	16,691,191	16,691,191	--	--
Total Investments in Securities:	$637,517,602	$631,576,597	$5,941,005	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $557,789,435 Net unrealized appreciation aggregated $79,728,167, of which $92,917,696 related to appreciated investment securities and $13,189,529 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Biotechnology Portfolio

May 31, 2016

BIO-QTLY-0716
1.802156.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Biotechnology - 86.5%
Biotechnology - 86.5%
ACADIA Pharmaceuticals, Inc. (a)(b)	4,780,980	$169,390,121
Acceleron Pharma, Inc. (a)(c)	3,430,732	117,365,342
Achillion Pharmaceuticals, Inc. (a)(b)	6,597,300	61,684,755
Acorda Therapeutics, Inc. (a)(c)	2,492,411	70,909,093
Actelion Ltd.	549,423	90,151,802
Adamas Pharmaceuticals, Inc. (a)(c)	1,978,833	33,283,971
Adaptimmune Therapeutics PLC sponsored ADR (b)	3,497,755	35,991,899
ADMA Biologics, Inc. (a)	372,800	2,889,200
Aduro Biotech, Inc. (a)	1,015,637	12,482,179
Aduro Biotech, Inc. (d)	1,711,378	21,032,836
Adverum Biotechnologies, Inc. (a)	657,857	2,973,514
Aegerion Pharmaceuticals, Inc. (a)(b)(c)	1,880,749	3,347,733
Agenus, Inc. (a)(b)	2,100,518	8,864,186
Agenus, Inc. warrants 1/9/18 (a)	1,548,000	5,588
Agios Pharmaceuticals, Inc. (a)	287,590	16,090,661
Aimmune Therapeutics, Inc. (a)(b)(c)	1,035,027	15,887,664
Aimmune Therapeutics, Inc. (c)(d)	2,173,892	33,369,242
Akebia Therapeutics, Inc. (a)(b)	1,663,778	14,824,262
Alder Biopharmaceuticals, Inc. (a)(b)(c)	3,213,343	96,625,224
Aldeyra Therapeutics, Inc. (a)(b)(c)	1,211,252	7,037,374
Alexion Pharmaceuticals, Inc. (a)	3,954,503	596,734,503
Alkermes PLC (a)	2,521,111	117,004,762
Alnylam Pharmaceuticals, Inc. (a)	1,811,378	129,912,030
AMAG Pharmaceuticals, Inc. (a)(b)	1,697,477	36,393,907
Amarin Corp. PLC ADR (a)(b)	1,661,031	3,454,944
Amgen, Inc.	34,486	5,447,064
Amicus Therapeutics, Inc. (a)(b)	3,953,862	27,993,343
Anacor Pharmaceuticals, Inc. (a)	1,614,553	160,325,113
Applied Genetic Technologies Corp. (a)(c)	1,270,994	21,861,097
Ardelyx, Inc. (a)(b)(c)	3,024,348	27,672,784
ARIAD Pharmaceuticals, Inc. (a)(b)	3,096,651	27,405,361
Array BioPharma, Inc. (a)	2,467,696	9,303,214
Ascendis Pharma A/S sponsored ADR (a)	142,632	1,959,764
Asterias Biotherapeutics, Inc. (a)(b)	596,713	1,873,679
Asterias Biotherapeutics, Inc. warrants 9/30/16 (a)	119,342	66,832
Atara Biotherapeutics, Inc. (a)(b)(c)	1,946,020	35,242,422
aTyr Pharma, Inc. (a)(b)	201,820	668,024
aTyr Pharma, Inc. (d)	675,659	2,236,431
Axovant Sciences Ltd. (a)	777,209	10,266,931
Biogen, Inc. (a)	1,511,888	438,039,310
BioMarin Pharmaceutical, Inc. (a)	4,615,990	413,823,504
BioTime, Inc. warrants 10/1/18 (a)	30,113	14,183
bluebird bio, Inc. (a)	251,619	11,385,760
Blueprint Medicines Corp.	1,265,944	24,040,277
Calithera Biosciences, Inc. (a)(b)(c)	1,637,600	8,581,024
Cara Therapeutics, Inc. (a)(b)	309,737	2,000,901
Catabasis Pharmaceuticals, Inc. (b)	552,198	3,727,337
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	141,443	1,547
warrants 5/30/17 (a)	282,100	8,570
Celator Pharmaceuticals, Inc. (a)(b)	944,587	28,413,177
Celgene Corp. (a)	4,371,068	461,235,095
Cell Therapeutics, Inc. warrants 7/6/16 (a)	835,596	8
Celldex Therapeutics, Inc. (a)(b)	4,745,256	21,733,272
Cepheid, Inc. (a)	538,300	15,077,783
Cerulean Pharma, Inc. (a)	1,335,222	3,231,237
Chiasma, Inc. (a)(c)	127,365	408,842
Chiasma, Inc. (c)(d)	1,530,734	4,913,656
Chiasma, Inc. warrants (c)	382,683	399,724
Chimerix, Inc. (a)	1,485,567	7,279,278
Cidara Therapeutics, Inc. (a)(c)	86,800	1,025,976
Cidara Therapeutics, Inc. (c)(d)	1,066,786	12,609,411
Clovis Oncology, Inc. (a)(b)	593,024	9,980,594
Corvus Pharmaceuticals, Inc.	97,500	1,369,875
Corvus Pharmaceuticals, Inc.	747,748	9,455,273
CTI BioPharma Corp. (a)(b)	12,568,370	5,602,979
Cytokinetics, Inc. (a)(b)	1,403,178	11,435,901
Cytokinetics, Inc. warrants 6/25/17 (a)	3,828,480	2,091,652
CytomX Therapeutics, Inc. (d)	287,485	3,104,838
DBV Technologies SA sponsored ADR (a)	1,147,600	38,479,028
Dicerna Pharmaceuticals, Inc. (a)	659,421	2,453,046
Dynavax Technologies Corp. (a)(b)	1,390,016	23,060,365
Edge Therapeutics, Inc. (a)	168,343	1,393,880
Editas Medicine, Inc.	651,053	24,147,556
Editas Medicine, Inc.	226,465	7,979,608
Emergent BioSolutions, Inc. (a)	336,186	14,751,842
Enanta Pharmaceuticals, Inc. (a)(b)	474,928	11,649,984
Epirus Biopharmaceuticals, Inc. (a)(b)	550,740	336,833
Epizyme, Inc. (a)(b)(c)	5,583,926	61,758,222
Esperion Therapeutics, Inc. (a)(b)	857,972	14,688,481
Exact Sciences Corp. (a)(b)	2,061,002	13,685,053
Exelixis, Inc. (a)(b)	5,125,140	33,262,159
Fate Therapeutics, Inc. (a)(c)	1,760,366	2,693,360
Fibrocell Science, Inc. (a)(c)	2,432,240	5,618,474
FibroGen, Inc. (a)	331,439	6,184,652
Foundation Medicine, Inc. (a)(b)	449,000	8,463,650
Galapagos Genomics NV sponsored ADR (b)	1,138,988	65,856,286
Genmab A/S (a)	909,732	164,398,740
Genomic Health, Inc. (a)	471,028	12,623,550
Geron Corp. (a)(b)(c)	15,808,751	46,793,903
Gilead Sciences, Inc.	3,794,765	330,372,241
Global Blood Therapeutics, Inc. (a)(b)(c)	2,663,005	63,699,080
Halozyme Therapeutics, Inc. (a)(b)	4,910,742	49,402,065
Heron Therapeutics, Inc. (a)	691,195	14,791,573
Histogenics Corp. (a)(c)	1,132,386	2,083,590
Ignyta, Inc. (a)	1,271,959	8,630,242
Immune Design Corp. (a)(b)	689,913	8,658,408
ImmunoGen, Inc. (a)(b)	2,730,337	15,399,101
Immunomedics, Inc. (a)(b)(c)	8,636,064	41,798,550
Incyte Corp. (a)	3,750,182	316,552,863
Infinity Pharmaceuticals, Inc. (a)	1,650,733	8,748,885
Insys Therapeutics, Inc. (a)(b)	896,690	14,033,199
Intellia Therapeutics, Inc. (a)	212,580	6,285,991
Intellia Therapeutics, Inc.	328,993	8,755,491
Intercept Pharmaceuticals, Inc. (a)(b)	1,193,868	177,122,256
Intrexon Corp. (a)(b)	867,653	26,671,653
Ionis Pharmaceuticals, Inc. (a)	2,568,377	58,276,474
Ironwood Pharmaceuticals, Inc. Class A (a)	4,282,310	53,486,052
Juno Therapeutics, Inc. (a)	43,603	1,893,678
Juno Therapeutics, Inc. (d)	1,158,952	50,333,285
Karyopharm Therapeutics, Inc. (a)(b)(c)	3,571,115	34,175,571
Keryx Biopharmaceuticals, Inc. (a)(b)	2,638,025	15,854,530
Kite Pharma, Inc. (a)(b)	1,725,208	88,416,910
Kura Oncology, Inc. (a)(c)	1,894,217	5,606,882
La Jolla Pharmaceutical Co. (a)(b)(c)	1,385,004	22,298,564
Lexicon Pharmaceuticals, Inc. (a)(b)	5,001,703	71,074,200
Ligand Pharmaceuticals, Inc. Class B (a)(b)	840,801	100,551,392
Lion Biotechnologies, Inc. (a)(b)	1,783,882	10,524,904
Loxo Oncology, Inc. (a)(c)	1,709,762	46,163,574
Macrogenics, Inc. (a)(c)	2,747,753	70,232,567
MediciNova, Inc. (a)(b)(c)	1,821,698	11,859,254
Medivation, Inc. (a)	4,715,000	285,068,900
Merrimack Pharmaceuticals, Inc. (a)(b)	2,377,458	15,857,645
MiMedx Group, Inc. (a)(b)	918,364	7,227,525
Minerva Neurosciences, Inc. (a)(b)(c)	2,583,514	31,777,222
Mirna Therapeutics, Inc. (a)(b)(c)	1,126,047	4,842,002
Momenta Pharmaceuticals, Inc. (a)	1,062,677	12,518,335
Myriad Genetics, Inc. (a)(b)	774,443	26,245,873
NantKwest, Inc. (a)(b)	778,943	5,935,546
Neurocrine Biosciences, Inc. (a)	3,582,851	177,888,552
NewLink Genetics Corp. (a)(b)	766,947	8,996,288
Nivalis Therapeutics, Inc.	81,400	406,186
Novavax, Inc. (a)(b)(c)	16,470,821	100,307,300
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	2,362,400	24
OncoMed Pharmaceuticals, Inc. (a)(b)	778,433	11,528,593
Ophthotech Corp. (a)(c)	2,934,298	157,571,803
Opko Health, Inc. (a)(b)	1,717,609	18,258,184
Oragenics, Inc. (a)(b)(c)	2,312,263	1,317,990
Osiris Therapeutics, Inc. (b)	1,703,695	8,526,993
OvaScience, Inc. (a)	969,025	7,161,095
Portola Pharmaceuticals, Inc. (a)	2,607,191	71,645,609
Progenics Pharmaceuticals, Inc. (a)(b)	3,000,336	15,076,688
ProNai Therapeutics, Inc. (a)(c)	1,620,396	10,176,087
Proteon Therapeutics, Inc. (a)(b)	368,617	2,351,776
Prothena Corp. PLC (a)	726,935	35,285,425
PTC Therapeutics, Inc. (a)(b)	966,033	7,882,829
Puma Biotechnology, Inc. (a)(b)	1,332,725	50,363,678
Radius Health, Inc. (a)(b)(c)	4,136,959	150,006,133
Raptor Pharmaceutical Corp. (a)	3,664,279	20,263,463
Regeneron Pharmaceuticals, Inc. (a)	1,873,613	747,440,431
REGENXBIO, Inc. (a)(b)(c)	1,586,219	19,605,667
Regulus Therapeutics, Inc. (a)(b)	1,944,641	11,940,096
Repligen Corp. (a)	1,354,115	32,444,595
Retrophin, Inc. (a)(b)	1,425,974	25,353,818
Sage Therapeutics, Inc. (a)	1,442,993	47,488,900
Sangamo Biosciences, Inc. (a)(b)	2,588,031	17,857,414
Sarepta Therapeutics, Inc. (a)(b)	1,429,300	29,915,249
Seattle Genetics, Inc. (a)(b)	5,249,305	212,229,401
Seres Therapeutics, Inc. (b)(c)	1,028,440	31,295,429
Seres Therapeutics, Inc. (c)(d)	1,292,035	39,316,625
Spark Therapeutics, Inc. (a)(b)	1,446,320	80,921,604
Spectrum Pharmaceuticals, Inc. (a)(c)	3,903,900	29,240,211
Stemline Therapeutics, Inc. (a)(c)	1,513,299	12,590,648
Sunesis Pharmaceuticals, Inc. (a)(b)	1,681,629	840,815
Syndax Pharmaceuticals, Inc. (c)	1,153,417	14,263,155
Syndax Pharmaceuticals, Inc. (c)	528,900	7,267,086
TESARO, Inc. (a)(b)	1,105,549	51,186,919
TG Therapeutics, Inc. (a)(b)(c)	3,806,668	28,626,143
Threshold Pharmaceuticals, Inc. (a)(b)	366,950	171,549
Tobira Therapeutics, Inc. (a)(c)	1,132,297	10,473,747
Tokai Pharmaceuticals, Inc. (a)(b)	441,700	3,202,325
Trevena, Inc. (a)	1,070,360	7,835,035
Ultragenyx Pharmaceutical, Inc. (a)(c)	1,976,978	144,517,092
uniQure B.V. (a)(b)	870,789	11,794,837
United Therapeutics Corp. (a)	929,109	110,629,009
Versartis, Inc. (a)(b)(c)	2,163,970	19,930,164
Vertex Pharmaceuticals, Inc. (a)	5,058,145	471,166,207
Vical, Inc. (a)(c)	540,384	2,253,401
Vitae Pharmaceuticals, Inc. (a)(c)	1,699,371	17,044,691
Vital Therapies, Inc. (a)(b)(c)	1,943,750	15,802,688
Voyager Therapeutics, Inc. (a)(b)(c)	1,388,700	19,275,156
Voyager Therapeutics, Inc. (d)	1,286,274	17,853,483
Xencor, Inc. (a)(b)(c)	2,043,642	28,876,661
XOMA Corp. (a)(b)	475,013	325,431
Zafgen, Inc. (a)(c)	2,712,346	19,149,163
ZIOPHARM Oncology, Inc. (a)(b)	2,047,791	15,952,292
		9,425,616,413
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
RPI International Holdings LP (e)	54,958	7,374,264
Health Care Equipment & Supplies - 0.2%
Health Care Equipment - 0.2%
Bellerophon Therapeutics, Inc. (a)(b)(c)	980,370	1,147,033
Novocure Ltd. (a)(b)	664,972	7,401,138
Novocure Ltd. (d)	701,713	7,810,066
Vermillion, Inc. (a)(b)(c)	4,260,663	4,942,369
Zosano Pharma Corp. (a)(c)	1,185,524	2,240,640
		23,541,246
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)	2,112,254	5,445,938
Transgenomic, Inc. (a)	236,500	151,360
Transgenomic, Inc. warrants 2/3/17 (a)	1,419,000	14
		5,597,312
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	33,334	53,334
Pharmaceuticals - 10.7%
Pharmaceuticals - 10.7%
Achaogen, Inc. (a)	822,482	2,697,741
Adimab LLC unit (a)(e)(f)	1,954,526	37,429,173
Aradigm Corp. (a)(b)	159,954	706,997
Auris Medical Holding AG (a)	1,282,100	4,282,214
Avexis, Inc.	171,801	7,384,007
Axsome Therapeutics, Inc. (a)(b)(c)	1,787,107	14,028,790
Cempra, Inc. (a)(b)(c)	4,396,674	82,613,504
Dermira, Inc. (a)(c)	2,118,491	67,240,904
Egalet Corp. (a)(b)(c)	2,505,947	14,334,017
GW Pharmaceuticals PLC ADR (a)(b)	939,866	83,760,858
Horizon Pharma PLC (a)(c)	8,597,702	148,138,405
Intra-Cellular Therapies, Inc. (a)	1,753,982	67,879,103
Jazz Pharmaceuticals PLC (a)	1,299,413	196,939,034
MyoKardia, Inc. (a)(c)	379,000	4,684,440
MyoKardia, Inc. (c)(d)	2,241,490	27,704,816
Nektar Therapeutics (a)	1,307,171	20,182,720
NeurogesX, Inc. (a)(c)	2,550,000	12,750
Ocular Therapeutix, Inc. (a)(b)(c)	1,531,128	18,373,536
Pacira Pharmaceuticals, Inc. (a)(b)	1,666,810	77,523,333
Paratek Pharmaceuticals, Inc. (a)(c)	1,315,532	21,272,152
Parnell Pharmaceuticals Holdings Ltd. (a)(b)	692,482	1,101,046
Reata Pharmaceuticals, Inc.	436,900	6,051,065
Repros Therapeutics, Inc. (a)(b)	1,021,590	1,889,942
SCYNEXIS, Inc. (a)	383,888	1,516,358
Sun Pharmaceutical Industries Ltd.	2,049,946	23,251,609
Tetraphase Pharmaceuticals, Inc. (a)(b)	1,590,203	7,076,403
The Medicines Company (a)(b)	2,317,208	87,150,193
TherapeuticsMD, Inc. (a)	7,282,942	65,109,501
Theravance Biopharma, Inc. (a)(b)	1,507,800	34,679,400
WAVE Life Sciences (a)	510,228	8,107,523
WAVE Life Sciences (d)	982,333	15,609,271
Zogenix, Inc. (a)(b)(c)	2,118,627	21,355,760
Zogenix, Inc. warrants 7/27/17 (a)(c)	498,465	10,398
		1,170,096,963
TOTAL COMMON STOCKS
(Cost $8,785,296,131)		10,632,279,532

Preferred Stocks - 1.9%
Convertible Preferred Stocks - 1.9%
Biotechnology - 1.3%
Biotechnology - 1.3%
23andMe, Inc. Series E (e)	1,505,457	13,353,404
AC Immune SA Series E (e)	409,750	3,949,990
Gensight Biologics Series B (e)	333,187	1,560,734
Immunocore Ltd. Series A (e)	73,318	18,739,371
Jounce Therapeutics, Inc. Series B (a)(e)	7,257,779	9,972,188
Moderna LLC:
Series D, 8.00% (a)(e)	207,494	9,598,257
Series E (a)(e)	269,897	12,484,895
Ovid Therapeutics, Inc. Series B (e)	1,039,201	3,867,906
Pronutria Biosciences, Inc. Series C (a)(e)	1,642,272	28,230,656
RaNA Therapeutics LLC Series B (e)	5,634,091	3,200,164
Scholar Rock LLC Series B (e)	4,276,340	9,100,052
Twist Bioscience Corp.:
Series C (e)	8,133,875	17,452,856
Series D (e)	1,976,343	4,240,639
		135,751,112
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Allena Pharmaceuticals, Inc. Series C (e)	6,041,631	10,760,145
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A (e)	856,366	1,862,596
Series B (e)	2,783,187	6,053,432
		7,916,028
Pharmaceuticals - 0.4%
Pharmaceuticals - 0.4%
Afferent Pharmaceuticals, Inc. Series C (e)	8,274,568	11,634,043
Kolltan Pharmaceuticals, Inc. Series D (a)(e)	10,639,609	8,405,291
Stemcentrx, Inc. Series G (e)	876,163	24,206,536
Syros Pharmaceuticals, Inc. Series B, 6.00% (a)(e)	1,138,582	2,869,227
		47,115,097

TOTAL CONVERTIBLE PREFERRED STOCKS		201,542,382

Nonconvertible Preferred Stocks - 0.0%
Biotechnology - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (e)	588,700	4,544,764
TOTAL PREFERRED STOCKS
(Cost $216,372,207)		206,087,146

Money Market Funds - 10.5%
Fidelity Cash Central Fund, 0.40% (g)	78,272,481	78,272,481
Fidelity Securities Lending Cash Central Fund, 0.44% (g)(h)	1,060,358,287	1,060,358,287
TOTAL MONEY MARKET FUNDS
(Cost $1,138,630,768)		1,138,630,768
TOTAL INVESTMENT PORTFOLIO - 109.9%
(Cost $10,140,299,106)		11,976,997,446
NET OTHER ASSETS (LIABILITIES) - (9.9)%		(1,074,676,671)
NET ASSETS - 100%		$10,902,320,775

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $235,893,960 or 2.2% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $250,890,583 or 2.3% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$16,299,991
AC Immune SA Series E	10/19/15	$3,948,449
Adimab LLC unit	9/17/14 - 6/5/15	$31,094,459
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$20,299,998
Allena Pharmaceuticals, Inc. Series C	11/25/15	$16,010,322
Codiak Biosciences, Inc. Series A	11/12/15	$856,366
Codiak Biosciences, Inc. Series B	11/12/15	$8,349,561
Gensight Biologics Series B	7/2/15	$2,567,478
Immunocore Ltd. Series A	7/27/15	$13,796,921
Jounce Therapeutics, Inc. Series B	4/17/15	$16,402,581
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$10,639,609
Moderna LLC Series D, 8.00%	11/6/13	$4,425,847
Moderna LLC Series E	12/18/14	$16,644,548
Ovid Therapeutics, Inc. Series B	8/10/15	$6,474,222
Pronutria Biosciences, Inc. Series C	1/30/15	$16,554,102
RaNA Therapeutics LLC Series B	7/17/15	$6,084,818
RPI International Holdings LP	5/21/15	$6,479,548
Scholar Rock LLC Series B	12/17/15	$12,829,020
Stemcentrx, Inc. Series G	8/14/15	$20,186,796
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14 - 1/12/16	$3,582,093
Twist Bioscience Corp. Series C	5/29/15	$12,199,999
Twist Bioscience Corp. Series D	1/8/16	$4,240,639
Yumanity Holdings LLC Class A	2/8/16	$3,978,847

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$71,774
Fidelity Securities Lending Cash Central Fund	5,843,642
Total	$5,915,416

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acceleron Pharma, Inc.	$86,934,749	$--	$--	$--	$117,365,342
Achillion Pharmaceuticals, Inc.	53,428,222	--	4,569,620	--	--
Acorda Therapeutics, Inc.	122,669,402	--	33,565,648	--	70,909,093
Adamas Pharmaceuticals, Inc.	25,329,062	--	--	--	33,283,971
Aegerion Pharmaceuticals, Inc.	16,037,442	--	4,442,388	--	3,347,733
Aimmune Therapeutics, Inc.	30,194,416	--	12,277,540	--	15,887,664
Aimmune Therapeutics, Inc.	34,782,272	--	--	--	33,369,242
Akebia Therapeutics, Inc.	15,126,410	--	3,386,421	--	--
Alder Biopharmaceuticals, Inc.	61,021,384	--	--	--	96,625,224
Aldeyra Therapeutics, Inc.	4,698,688	1,261,680	--	--	7,037,374
Anacor Pharmaceuticals, Inc.	166,052,633	--	98,346,121	--	--
Applied Genetic Technologies Corp.	19,086,161	--	2,351,803	--	21,861,097
Ardelyx, Inc.	32,015,636	--	2,141,894	--	27,672,784
Atara Biotherapeutics, Inc.	34,013,045	1,178,832	3,138,539	--	35,242,422
Axsome Therapeutics, Inc.	14,869,527	--	1,240,964	--	14,028,790
Bellerophon Therapeutics, Inc.	2,363,614	--	190,169	--	1,147,033
Biodel, Inc.	1,108,019	--	1,147,921	--	--
Calithera Biosciences, Inc.	10,659,924	--	904,527	--	8,581,024
Carbylan Therapeutics, Inc.	1,623,902	--	1,691,270	--	--
Cempra, Inc.	73,996,023	--	--	--	82,613,504
Cerulean Pharma, Inc.	5,109,587	--	3,847,322	--	--
Chiasma, Inc.	1,257,093	--	--	--	408,842
Chiasma, Inc.	15,108,345	--	--	--	4,913,656
Chiasma, Inc. warrants	2,225,547	--	--	--	399,724
Cidara Therapeutics, Inc.	869,736	--	--	--	1,025,976
Cidara Therapeutics, Inc.	10,689,196	--	--	--	12,609,411
CTI BioPharma Corp.	11,419,512	--	4,170,527	--	--
Dermira, Inc.	65,407,176	--	14,175,444	--	67,240,904
Dynavax Technologies Corp.	32,117,262	3,307,054	12,673,157	--	--
Egalet Corp.	16,940,202	--	--	--	14,334,017
Epirus Biopharmaceuticals, Inc.	3,259,269	--	690,544	--	--
Epizyme, Inc.	48,400,904	844,792	--	--	61,758,222
Esperion Therapeutics, Inc.	19,886,474	--	8,064,326	--	--
Fate Therapeutics, Inc.	3,098,244	--	--	--	2,693,360
Fibrocell Science, Inc.	7,518,206	--	2,260,702	--	5,618,474
Geron Corp.	38,099,090	--	--	--	46,793,903
Global Blood Therapeutics, Inc.	42,720,642	--	3,159,201	--	63,699,080
Histogenics Corp.	3,226,564	--	218,992	--	2,083,590
Horizon Pharma PLC	161,679,838	--	12,951,719	--	148,138,405
Immune Design Corp.	13,130,527	--	8,728,166	--	--
ImmunoGen, Inc.	35,142,584	--	12,550,375	--	--
Immunomedics, Inc.	21,388,559	--	2,077,494	--	41,798,550
Karyopharm Therapeutics, Inc.	21,069,579	--	--	--	34,175,571
Kura Oncology, Inc.	8,510,850	--	628,687	--	5,606,882
La Jolla Pharmaceutical Co.	23,359,004	--	2,736,422	--	22,298,564
Loxo Oncology, Inc.	30,277,492	2,115,600	--	--	46,163,574
Macrogenics, Inc.	48,118,225	--	4,329,743	--	70,232,567
MediciNova, Inc.	14,935,920	--	4,679,382	--	11,859,254
Minerva Neurosciences, Inc.	8,980,027	8,385,812	--	--	31,777,222
Mirna Therapeutics, Inc.	4,977,112	--	90,624	--	4,842,002
MyoKardia, Inc.	2,690,900	--	--	--	4,684,440
MyoKardia, Inc.	15,118,850	--	--	--	27,704,816
NeurogesX, Inc.	22,950	--	--	--	12,750
Novavax, Inc.	71,812,780	--	--	--	100,307,300
Ocular Therapeutix, Inc.	13,205,293	--	1,298,378	--	18,373,536
Ophthotech Corp.	151,145,142	--	19,098,597	--	157,571,803
Oragenics, Inc.	2,697,973	--	205,539	--	1,317,990
Orexigen Therapeutics, Inc.	6,796,515	--	4,606,358	--	--
Osiris Therapeutics, Inc.	13,330,344	--	816,763	--	--
Paratek Pharmaceuticals, Inc.	26,894,817	--	6,685,763	--	21,272,152
Parnell Pharmaceuticals Holdings Ltd.	2,042,822	--	--	--	--
Portola Pharmaceuticals, Inc.	82,839,265	--	9,764,064	--	--
Progenics Pharmaceuticals, Inc.	18,619,620	--	5,670,505	--	--
ProNai Therapeutics, Inc.	9,544,132	--	--	--	10,176,087
ProQR Therapeutics BV	6,555,071	--	5,490,020	--	--
Radius Health, Inc.	121,212,899	--	--	--	150,006,133
REGENXBIO, Inc.	21,085,809	--	1,681,459	--	19,605,667
Repligen Corp.	45,843,527	--	11,256,839	--	--
Repros Therapeutics, Inc.	1,438,077	--	649,861	--	--
Seres Therapeutics, Inc.	23,767,248	--	--	--	31,295,429
Seres Therapeutics, Inc.	29,858,929	--	--	--	39,316,625
Sophiris Bio, Inc.	2,292,687	--	1,723,488	--	--
Spark Therapeutics, Inc.	46,079,755	--	--	--	--
Spectrum Pharmaceuticals, Inc.	17,645,628	--	--	--	29,240,211
Stemline Therapeutics, Inc.	7,278,968	--	--	--	12,590,648
Sunesis Pharmaceuticals, Inc.	3,189,821	--	1,434,767	--	--
Syndax Pharmaceuticals, Inc.	--	--	--	--	14,263,155
Syndax Pharmaceuticals, Inc.	--	6,346,800	--	--	7,267,086
TESARO, Inc.	86,982,891	--	45,778,787	--	--
TG Therapeutics, Inc.	41,935,144	--	9,743,933	--	28,626,143
Tobira Therapeutics, Inc.	8,784,843	--	868,820	--	10,473,747
Ultragenyx Pharmaceutical, Inc.	120,575,888	--	--	--	144,517,092
Vermillion, Inc.	7,038,842	--	133,239	--	4,942,369
Versartis, Inc.	14,217,283	--	--	--	19,930,164
Vical, Inc.	2,152,591	--	202,951	--	2,253,401
Vitae Pharmaceuticals, Inc.	19,712,228	--	2,449,597	--	17,044,691
Vital Therapies, Inc.	22,394,637	--	6,568,568	--	15,802,688
Voyager Therapeutics, Inc.	12,605,575	910,725	--	--	19,275,156
Voyager Therapeutics, Inc.	11,694,160	--	--	--	--
WAVE Life Sciences	14,044,906	--	--	--	--
WAVE Life Sciences	10,380,406	--	2,650,244	--	--
Xencor, Inc.	25,227,675	--	3,043,409	--	28,876,661
Xenon Pharmaceuticals, Inc.	5,871,198	--	5,437,113	--	--
XOMA Corp.	5,748,718	--	5,884,200	--	--
Zafgen, Inc.	16,979,286	--	--	--	19,149,163
Zogenix, Inc.	25,410,172	--	2,657,645	--	21,355,760
Zogenix, Inc. warrants 7/27/17	17,676	--	--	--	10,398
Zosano Pharma Corp.	2,871,696	--	25,588	--	2,240,640
Total	$2,722,588,934	$24,351,295	$423,254,147	$--	$2,248,947,948

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$10,632,279,532	$10,544,492,293	$42,971,052	$44,816,187
Preferred Stocks	206,087,146	--	--	206,087,146
Money Market Funds	1,138,630,768	1,138,630,768	--	--
Total Investments in Securities:	$11,976,997,446	$11,683,123,061	$42,971,052	$250,903,333

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$181,689,140
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	27,069,274
Cost of Purchases	--
Proceeds of Sales	(2,671,268)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$206,087,146
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2016	$27,069,275
Other Investments in Securities
Beginning Balance	$44,969,441
Total Realized Gain (Loss)	(446,345)
Total Unrealized Gain (Loss)	241,600
Cost of Purchases	28,541
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	22,950
Transfers out of Level 3	--
Ending Balance	$44,816,187
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2016	$(204,714)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 05/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$250,903,333	Discounted cash flow	Discount rate	3.5% - 15.0% / 10.1%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Probability rate	6.3% - 31.7% / 15.4%	Increase
		Entity valuation	Entity valuation	$136.18	Increase
			Income payment	$2.00	Decrease
		Last transaction price	Transaction price	$0.00 - $150.00 / $28.91	Increase
			Premium rate	15.0%	Increase
		Market comparable	EV/Sales multiple	1.9	Increase
			Discount rate	23.0%	Decrease
		Proxy adjustment	Discount for industry performance	19.9% - 47.4% / 29.1%	Decrease
			Premium for industry performance	21.5%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $10,175,867,379. Net unrealized appreciation aggregated $1,801,130,067, of which $3,348,858,475 related to appreciated investment securities and $1,547,728,408 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Brokerage and Investment Management Portfolio

May 31, 2016

BRO-QTLY-0716
1.802157.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Capital Markets - 92.4%
Asset Management & Custody Banks - 53.8%
Affiliated Managers Group, Inc. (a)	63,800	$11,070,576
Ameriprise Financial, Inc.	25,600	2,602,752
Bank of New York Mellon Corp.	394,147	16,577,823
BlackRock, Inc. Class A	80,100	29,144,385
Cohen & Steers, Inc.	193,200	7,455,588
Diamond Hill Investment Group, Inc.	50,000	9,013,000
Franklin Resources, Inc.	235,700	8,803,395
GAMCO Investors, Inc. Class A	75,813	2,780,063
Invesco Ltd.	1,000,000	31,399,999
Legg Mason, Inc.	560,542	19,338,699
Northern Trust Corp.	173,400	12,848,940
NorthStar Asset Management Group, Inc.	618,800	7,741,188
OM Asset Management Ltd.	12,356	187,564
Pzena Investment Management, Inc.	408,200	3,571,750
State Street Corp.	72,900	4,597,074
T. Rowe Price Group, Inc.	133,800	10,310,628
WisdomTree Investments, Inc. (b)	297,200	3,685,280
		181,128,704
Investment Banking & Brokerage - 38.6%
BGC Partners, Inc. Class A	1,207,300	11,215,817
Charles Schwab Corp.	535,300	16,369,474
E*TRADE Financial Corp. (a)	845,300	23,575,417
Goldman Sachs Group, Inc.	52,600	8,388,648
Interactive Brokers Group, Inc.	170,600	6,854,708
Investment Technology Group, Inc.	899,600	16,588,624
Lazard Ltd. Class A	83,700	2,944,566
LPL Financial (b)	151,700	4,230,913
Morgan Stanley	639,100	17,492,167
TD Ameritrade Holding Corp.	340,800	11,133,936
Virtu Financial, Inc. Class A	635,200	11,312,912
		130,107,182

TOTAL CAPITAL MARKETS		311,235,886

Consumer Finance - 1.3%
Consumer Finance - 1.3%
OneMain Holdings, Inc. (a)	140,500	4,392,030
Diversified Financial Services - 4.0%
Other Diversified Financial Services - 0.0%
Bats Global Markets, Inc.	900	25,020
Specialized Finance - 4.0%
CBOE Holdings, Inc.	24,400	1,553,060
CME Group, Inc.	79,900	7,821,411
The NASDAQ OMX Group, Inc.	63,100	4,165,231
		13,539,702

TOTAL DIVERSIFIED FINANCIAL SERVICES		13,564,722

TOTAL COMMON STOCKS
(Cost $302,118,716)		329,192,638

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.40% (c)	6,294,507	6,294,507
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	5,041,500	5,041,500
TOTAL MONEY MARKET FUNDS
(Cost $11,336,007)		11,336,007
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $313,454,723)		340,528,645
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(3,687,526)
NET ASSETS - 100%		$336,841,119

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,994
Fidelity Securities Lending Cash Central Fund	20,980
Total	$30,974

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $314,656,691. Net unrealized appreciation aggregated $25,871,954, of which $43,135,726 related to appreciated investment securities and $17,263,772 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Chemicals Portfolio

May 31, 2016

CHE-QTLY-0716
1.802159.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
Chemicals - 87.4%
Commodity Chemicals - 11.4%
Axiall Corp.	453,687	$10,566,370
LyondellBasell Industries NV Class A	1,056,322	85,942,358
Olin Corp.	1,094,611	25,186,999
Trinseo SA (a)	185,069	8,714,899
Westlake Chemical Partners LP	591,329	13,594,654
		144,005,280
Diversified Chemicals - 28.1%
E.I. du Pont de Nemours & Co.	2,307,900	150,959,739
Eastman Chemical Co.	708,157	51,950,398
LSB Industries, Inc. (a)	18,516	243,485
The Dow Chemical Co.	2,978,206	152,960,662
		356,114,284
Fertilizers & Agricultural Chemicals - 11.4%
AgroFresh Solutions, Inc. (a)(b)	560,338	2,812,897
American Vanguard Corp. (a)	8,902	116,616
CF Industries Holdings, Inc.	88,524	2,448,574
Monsanto Co.	1,192,559	134,127,111
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	16,200	355,752
The Scotts Miracle-Gro Co. Class A	57,328	3,984,296
		143,845,246
Industrial Gases - 2.6%
Air Products & Chemicals, Inc.	233,708	33,336,109
Specialty Chemicals - 33.9%
Albemarle Corp. U.S.	639,808	50,224,928
Ashland, Inc.	392,006	44,437,800
Celanese Corp. Class A	98,832	6,965,679
Ecolab, Inc.	526,830	61,765,549
International Flavors & Fragrances, Inc.	77,144	9,951,576
Kraton Performance Polymers, Inc. (a)	222,755	6,056,708
Platform Specialty Products Corp. (a)(b)	608,076	5,770,641
PPG Industries, Inc.	730,600	78,671,008
Quaker Chemical Corp.	25,667	2,217,885
Sensient Technologies Corp.	377,906	25,780,747
Sherwin-Williams Co.	132,753	38,643,071
Valspar Corp.	527,100	57,095,472
W.R. Grace & Co.	526,800	40,900,752
		428,481,816

TOTAL CHEMICALS		1,105,782,735

Diversified Consumer Services - 1.8%
Specialized Consumer Services - 1.8%
ServiceMaster Global Holdings, Inc. (a)	590,100	22,565,424
Oil, Gas & Consumable Fuels - 3.9%
Oil & Gas Storage & Transport - 3.9%
Targa Resources Corp.	480,300	20,571,249
Williams Partners LP	894,000	28,536,480
		49,107,729
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Bayer AG	32,200	3,066,621
TOTAL COMMON STOCKS
(Cost $886,837,479)		1,180,522,509
	Principal Amount	Value

Nonconvertible Bonds - 0.6%
Chemicals - 0.5%
Commodity Chemicals - 0.5%
Blue Cube Spinco, Inc. 9.75% 10/15/23 (c)	4,850,000	5,601,750
Energy Equipment & Services - 0.1%
Oil & Gas Drilling - 0.1%
DCP Midstream LLC 5.85% 5/21/43 (c)(d)	2,321,000	1,578,280
TOTAL NONCONVERTIBLE BONDS
(Cost $6,246,438)		7,180,030
	Shares	Value

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.40% (e)	62,339,471	62,339,471
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	1,640,175	1,640,175
TOTAL MONEY MARKET FUNDS
(Cost $63,979,646)		63,979,646
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $957,063,563)		1,251,682,185
NET OTHER ASSETS (LIABILITIES) - 1.0%		12,966,470
NET ASSETS - 100%		$1,264,648,655

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,180,030 or 0.6% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,621
Fidelity Securities Lending Cash Central Fund	9,010
Total	$72,631

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,180,522,509	$1,177,455,888	$3,066,621	$--
Nonconvertible Bonds	7,180,030	--	7,180,030	--
Money Market Funds	63,979,646	63,979,646	--	--
Total Investments in Securities:	$1,251,682,185	$1,241,435,534	$10,246,651	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $961,609,333. Net unrealized appreciation aggregated $290,072,852, of which $298,597,382 related to appreciated investment securities and $8,524,530 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Communications Equipment Portfolio

May 31, 2016

DEV-QTLY-0716
1.802166.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Communications Equipment - 73.2%
Communications Equipment - 73.2%
ADTRAN, Inc.	73,200	$1,423,740
Arris International PLC (a)	124,645	3,003,945
AudioCodes Ltd. (a)	3,600	13,680
Brocade Communications Systems, Inc.	905,050	8,199,753
Calix Networks, Inc. (a)	15,400	104,104
Ciena Corp. (a)	7,700	134,442
Cisco Systems, Inc.	1,197,276	34,780,866
CommScope Holding Co., Inc. (a)	324,000	10,092,600
EchoStar Holding Corp. Class A (a)	7,200	288,288
Extreme Networks, Inc. (a)	23,100	85,239
F5 Networks, Inc. (a)	105,535	11,629,957
Finisar Corp. (a)	153,900	2,588,598
Harris Corp.	106,800	8,412,636
Infinera Corp. (a)	59,814	784,162
InterDigital, Inc.	41,100	2,396,130
Ixia (a)	144,600	1,469,136
Juniper Networks, Inc.	343,812	8,048,639
Lumentum Holdings, Inc. (a)	36,320	920,349
Mitel Networks Corp. (a)(b)	47,300	323,532
Motorola Solutions, Inc.	34,259	2,373,121
NETGEAR, Inc. (a)	16,250	731,250
NetScout Systems, Inc. (a)	130,500	3,165,930
Nokia Corp. sponsored ADR (b)	1,411,503	8,045,567
Oclaro, Inc. (a)(b)	140,000	701,400
Palo Alto Networks, Inc. (a)	11,300	1,474,198
Plantronics, Inc.	34,500	1,535,940
Polycom, Inc. (a)	147,263	1,767,156
Radware Ltd. (a)	248,500	2,977,030
Sandvine Corp. (U.K.)	167,700	358,074
Sonus Networks, Inc. (a)	102,860	942,198
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,019,480	7,880,580
Viavi Solutions, Inc. (a)	204,100	1,394,003
		128,046,243
Diversified Financial Services - 0.5%
Other Diversified Financial Services - 0.5%
Broadcom Ltd.	5,773	891,120
Diversified Telecommunication Services - 0.2%
Alternative Carriers - 0.2%
Vonage Holdings Corp. (a)	78,000	359,580
Electronic Equipment & Components - 1.5%
Electronic Components - 0.3%
II-VI, Inc. (a)	21,400	436,132
Electronic Equipment & Instruments - 0.6%
Keysight Technologies, Inc. (a)	36,800	1,127,184
Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd.	4,300	258,000
Technology Distributors - 0.5%
CDW Corp.	18,500	787,360

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		2,608,676

Internet Software & Services - 1.8%
Internet Software & Services - 1.8%
Alphabet, Inc.:
Class A	1,750	1,310,488
Class C	1,305	960,115
Rackspace Hosting, Inc. (a)	11,100	277,500
Web.com Group, Inc. (a)	40,900	694,073
		3,242,176
Semiconductors & Semiconductor Equipment - 18.1%
Semiconductors - 18.1%
Acacia Communications, Inc.	6,100	239,608
GSI Technology, Inc. (a)	56,485	225,940
Marvell Technology Group Ltd.	66,400	679,272
Maxim Integrated Products, Inc.	16,100	611,156
Qorvo, Inc. (a)	15,100	769,647
Qualcomm, Inc.	522,019	28,669,283
Semtech Corp. (a)	18,800	442,552
		31,637,458
Technology Hardware, Storage & Peripherals - 3.2%
Technology Hardware, Storage & Peripherals - 3.2%
BlackBerry Ltd. (a)	318,100	2,314,160
EMC Corp.	53,800	1,503,710
HP, Inc.	79,900	1,069,062
Samsung Electronics Co. Ltd.	673	730,373
		5,617,305
TOTAL COMMON STOCKS
(Cost $170,200,610)		172,402,558

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.40% (c)	1,297,340	1,297,340
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	1,645,100	1,645,100
TOTAL MONEY MARKET FUNDS
(Cost $2,942,440)		2,942,440
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $173,143,050)		175,344,998
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(328,907)
NET ASSETS - 100%		$175,016,091

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,189
Fidelity Securities Lending Cash Central Fund	17,794
Total	$19,983

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $174,784,378. Net unrealized appreciation aggregated $560,620, of which $15,763,049 related to appreciated investment securities and $15,202,429 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Computers Portfolio

May 31, 2016

COM-QTLY-0716
1.802161.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Electronic Equipment & Components - 2.3%
Electronic Manufacturing Services - 2.3%
QLogic Corp. (a)	666,059	$9,231,578
Internet & Catalog Retail - 0.4%
Internet Retail - 0.4%
Amazon.com, Inc. (a)	2,000	1,445,580
Internet Software & Services - 12.2%
Internet Software & Services - 12.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	57,012	4,674,984
Alphabet, Inc.:
Class A	23,900	17,897,515
Class C	8,557	6,295,556
Facebook, Inc. Class A (a)	162,056	19,253,873
		48,121,928
IT Services - 8.0%
Data Processing & Outsourced Services - 2.4%
MasterCard, Inc. Class A	39,200	3,759,280
Visa, Inc. Class A	73,700	5,817,878
		9,577,158
IT Consulting & Other Services - 5.6%
IBM Corp.	126,090	19,385,077
Teradata Corp. (a)	100,857	2,858,287
		22,243,364

TOTAL IT SERVICES		31,820,522

Semiconductors & Semiconductor Equipment - 2.2%
Semiconductors - 2.2%
Micron Technology, Inc. (a)	344,400	4,380,768
Qualcomm, Inc.	79,271	4,353,563
		8,734,331
Technology Hardware, Storage & Peripherals - 70.0%
Technology Hardware, Storage & Peripherals - 70.0%
3D Systems Corp. (a)(b)	77,600	1,039,064
Apple, Inc.	848,043	84,685,575
BlackBerry Ltd. (a)	205,093	1,491,026
Canon, Inc. sponsored ADR (b)	464,585	13,403,277
Cray, Inc. (a)	13,800	459,816
Diebold, Inc.	172,221	4,451,913
Eastman Kodak Co. (a)	444,409	5,826,202
Electronics for Imaging, Inc. (a)	86,696	3,799,886
EMC Corp.	1,406,277	39,305,442
Hewlett Packard Enterprise Co.	1,072,056	19,800,874
HP, Inc.	2,132,400	28,531,512
Lexmark International, Inc. Class A	326,318	12,354,399
NCR Corp. (a)	328,753	10,151,893
NetApp, Inc.	263,949	6,738,618
Nimble Storage, Inc. (a)(b)	878,823	7,847,889
Seagate Technology LLC	724,531	16,345,419
Super Micro Computer, Inc. (a)	28,200	739,968
Western Digital Corp.	434,422	20,218,000
		277,190,773
TOTAL COMMON STOCKS
(Cost $285,099,649)		376,544,712

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.40% (c)	12,690,727	12,690,727
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	5,926,050	5,926,050
TOTAL MONEY MARKET FUNDS
(Cost $18,616,777)		18,616,777
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $303,716,426)		395,161,489
NET OTHER ASSETS (LIABILITIES) - 0.2%		626,814
NET ASSETS - 100%		$395,788,303

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,269
Fidelity Securities Lending Cash Central Fund	23,335
Total	$31,604

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $306,357,078. Net unrealized appreciation aggregated $88,804,411, of which $109,571,478 related to appreciated investment securities and $20,767,067 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Construction and Housing Portfolio

May 31, 2016

HOU-QTLY-0716
1.802162.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Building Products - 13.7%
Building Products - 13.7%
A.O. Smith Corp.	181,726	$14,956,050
Apogee Enterprises, Inc.	182,837	8,267,889
Builders FirstSource, Inc. (a)	903,484	10,624,972
Continental Building Products, Inc. (a)	430,751	9,868,505
Fortune Brands Home & Security, Inc.	294,150	17,257,781
Lennox International, Inc.	79,500	10,919,325
Tarkett SA	50,000	1,680,380
		73,574,902
Construction & Engineering - 6.5%
Construction & Engineering - 6.5%
Dycom Industries, Inc. (a)(b)	168,558	14,308,889
Fluor Corp.	187,400	9,890,972
Quanta Services, Inc. (a)	441,250	10,603,238
		34,803,099
Construction Materials - 7.3%
Construction Materials - 7.3%
Eagle Materials, Inc.	153,628	12,032,145
Headwaters, Inc. (a)	260,700	4,950,693
Martin Marietta Materials, Inc.	104,360	19,728,214
Summit Materials, Inc.	134,717	2,930,095
		39,641,147
Household Durables - 16.7%
Home Furnishings - 1.7%
Mohawk Industries, Inc. (a)	46,200	9,087,078
Homebuilding - 13.2%
Cairn Homes PLC (a)	3,699,692	4,456,070
CalAtlantic Group, Inc.	256,207	9,477,097
D.R. Horton, Inc.	460,600	14,075,936
New Home Co. LLC (a)(b)	563,585	5,709,116
PulteGroup, Inc.	613,977	11,518,209
Taylor Morrison Home Corp. (a)	408,365	6,084,639
Toll Brothers, Inc. (a)	406,250	11,842,188
William Lyon Homes, Inc. (a)(b)	492,711	7,991,772
		71,155,027
Household Appliances - 1.8%
Whirlpool Corp.	54,408	9,500,725

TOTAL HOUSEHOLD DURABLES		89,742,830

Real Estate Investment Trusts - 17.6%
Diversified REITs - 1.5%
Forest City Realty Trust, Inc.	349,200	7,965,252
Residential REITs - 14.9%
AvalonBay Communities, Inc.	181,878	32,716,215
Essex Property Trust, Inc.	23,609	5,364,673
Mid-America Apartment Communities, Inc.	186,176	19,174,266
UDR, Inc.	636,900	22,947,507
		80,202,661
Specialized REITs - 1.2%
Extra Space Storage, Inc.	69,897	6,498,324

TOTAL REAL ESTATE INVESTMENT TRUSTS		94,666,237

Real Estate Management & Development - 4.3%
Real Estate Development - 1.7%
Howard Hughes Corp. (a)	83,000	9,068,580
Real Estate Services - 2.6%
Foxtons Group PLC	1,967,449	4,659,022
RE/MAX Holdings, Inc.	124,139	5,013,974
Realogy Holdings Corp. (a)	136,099	4,464,047
		14,137,043

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		23,205,623

Specialty Retail - 31.2%
Home Improvement Retail - 31.2%
Home Depot, Inc.	839,760	110,949,090
Lowe's Companies, Inc.	666,434	53,401,356
Lumber Liquidators Holdings, Inc. (a)(b)	277,274	3,632,289
		167,982,735
TOTAL COMMON STOCKS
(Cost $380,391,647)		523,616,573

Convertible Preferred Stocks - 0.6%
Household Durables - 0.6%
Homebuilding - 0.6%
Blu Homes, Inc. Series A, 5.00% (a)(c)
(Cost $4,000,001)	865,801	3,437,230

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.40% (d)	11,912,098	11,912,098
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	12,778,600	12,778,600
TOTAL MONEY MARKET FUNDS
(Cost $24,690,698)		24,690,698
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $409,082,346)		551,744,501
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(13,506,495)
NET ASSETS - 100%		$538,238,006

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,437,230 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$4,000,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,757
Fidelity Securities Lending Cash Central Fund	27,942
Total	$36,699

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$523,616,573	$523,616,573	$--	$--
Convertible Preferred Stocks	3,437,230	--	--	3,437,230
Money Market Funds	24,690,698	24,690,698	--	--
Total Investments in Securities:	$551,744,501	$548,307,271	$--	$3,437,230

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $410,999,794. Net unrealized appreciation aggregated $140,744,707, of which $153,229,884 related to appreciated investment securities and $12,485,177 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Discretionary Portfolio

May 31, 2016

CPR-QTLY-0716
1.802163.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Auto Components - 2.4%
Auto Parts & Equipment - 2.4%
Tenneco, Inc. (a)	353,314	$18,980,028
Visteon Corp.	109,200	8,187,816
		27,167,844
Automobiles - 0.2%
Automobile Manufacturers - 0.2%
Tesla Motors, Inc. (a)	12,000	2,678,760
Beverages - 2.0%
Distillers & Vintners - 1.0%
Constellation Brands, Inc. Class A (sub. vtg.)	71,800	10,996,170
Soft Drinks - 1.0%
Monster Beverage Corp.	79,420	11,913,000

TOTAL BEVERAGES		22,909,170

Commercial Services & Supplies - 0.1%
Diversified Support Services - 0.1%
KAR Auction Services, Inc.	27,600	1,132,704
Food & Staples Retailing - 0.8%
Hypermarkets & Super Centers - 0.8%
Costco Wholesale Corp.	60,420	8,988,683
Hotels, Restaurants & Leisure - 15.1%
Casinos & Gaming - 2.1%
Las Vegas Sands Corp.	530,770	24,542,805
Hotels, Resorts & Cruise Lines - 4.5%
Accor SA	167,430	7,284,909
Hilton Worldwide Holdings, Inc.	2,138,578	44,439,651
		51,724,560
Leisure Facilities - 1.8%
Vail Resorts, Inc.	152,789	20,053,556
Restaurants - 6.7%
Buffalo Wild Wings, Inc. (a)	32,200	4,681,558
Del Frisco's Restaurant Group, Inc. (a)	137,657	2,128,177
Domino's Pizza, Inc.	35,700	4,315,416
McDonald's Corp.	98,960	12,079,058
Starbucks Corp.	958,900	52,634,021
		75,838,230

TOTAL HOTELS, RESTAURANTS & LEISURE		172,159,151

Household Durables - 1.1%
Home Furnishings - 0.4%
Tempur Sealy International, Inc. (a)	75,160	4,375,815
Household Appliances - 0.7%
Techtronic Industries Co. Ltd.	1,875,500	7,542,306

TOTAL HOUSEHOLD DURABLES		11,918,121

Household Products - 1.4%
Household Products - 1.4%
Spectrum Brands Holdings, Inc.	135,100	15,748,607
Internet & Catalog Retail - 16.2%
Internet Retail - 16.2%
Amazon.com, Inc. (a)	222,480	160,806,321
Netflix, Inc. (a)	73,400	7,528,638
Ocado Group PLC (a)(b)	4,125,718	16,163,683
		184,498,642
Leisure Products - 0.8%
Leisure Products - 0.8%
Mattel, Inc.	273,300	8,712,804
Media - 24.1%
Advertising - 2.6%
Interpublic Group of Companies, Inc.	1,255,900	30,016,010
Broadcasting - 1.0%
ITV PLC	3,518,300	10,916,993
Cable & Satellite - 10.7%
Charter Communications, Inc. (a)	349,999	76,628,781
Comcast Corp. Class A	488,600	30,928,380
Naspers Ltd. Class N	98,300	14,463,442
		122,020,603
Movies & Entertainment - 9.8%
The Walt Disney Co.	931,747	92,447,937
Time Warner, Inc.	245,200	18,551,832
		110,999,769

TOTAL MEDIA		273,953,375

Multiline Retail - 0.9%
General Merchandise Stores - 0.9%
B&M European Value Retail S.A.	2,363,449	10,645,845
Software - 0.5%
Application Software - 0.5%
Mobileye NV (a)(b)	149,600	5,680,312
Specialty Retail - 24.0%
Apparel Retail - 10.1%
Inditex SA	199,497	6,739,889
L Brands, Inc.	661,625	45,354,394
Ross Stores, Inc.	854,759	45,644,131
TJX Companies, Inc.	211,995	16,137,059
Zumiez, Inc. (a)	56,898	846,642
		114,722,115
Automotive Retail - 4.9%
AutoZone, Inc. (a)	47,580	36,265,476
O'Reilly Automotive, Inc. (a)	73,086	19,326,131
		55,591,607
Home Improvement Retail - 8.7%
Home Depot, Inc.	746,500	98,627,580
Specialty Stores - 0.3%
Sally Beauty Holdings, Inc. (a)	130,400	3,745,088
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,900	442,719
		4,187,807

TOTAL SPECIALTY RETAIL		273,129,109

Textiles, Apparel & Luxury Goods - 7.5%
Apparel, Accessories & Luxury Goods - 2.2%
G-III Apparel Group Ltd. (a)	182,426	7,136,505
Regina Miracle International Holdings Ltd. (a)(b)	608,606	836,459
VF Corp.	275,900	17,194,088
		25,167,052
Footwear - 5.3%
NIKE, Inc. Class B	1,076,150	59,425,003

TOTAL TEXTILES, APPAREL & LUXURY GOODS		84,592,055

TOTAL COMMON STOCKS
(Cost $930,544,949)		1,103,915,182

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.40% (c)	30,126,592	30,126,592
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	15,263,883	15,263,883
TOTAL MONEY MARKET FUNDS
(Cost $45,390,475)		45,390,475
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $975,935,424)		1,149,305,657
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(12,006,626)
NET ASSETS - 100%		$1,137,299,031

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,253
Fidelity Securities Lending Cash Central Fund	557,866
Total	$583,119

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,103,915,182	$1,071,794,858	$32,120,324	$--
Money Market Funds	45,390,475	45,390,475	--	--
Total Investments in Securities:	$1,149,305,657	$1,117,185,333	$32,120,324	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$36,604,294
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $977,392,993. Net unrealized appreciation aggregated $171,912,664, of which $212,483,543 related to appreciated investment securities and $40,570,879 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Finance Portfolio

May 31, 2016

SAV-QTLY-0716
1.802175.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Consumer Finance - 39.8%
Consumer Finance - 39.8%
Ally Financial, Inc. (a)	208,500	$3,740,490
American Express Co.	59,600	3,919,296
Capital One Financial Corp.	70,600	5,170,744
Cash America International, Inc.	11,919	432,302
Credit Acceptance Corp. (a)(b)	9,775	1,831,249
Discover Financial Services	95,700	5,436,717
First Cash Financial Services, Inc.	10,200	445,638
Navient Corp.	272,200	3,731,862
Nelnet, Inc. Class A	22,500	825,300
OneMain Holdings, Inc. (a)	80,000	2,500,800
Santander Consumer U.S.A. Holdings, Inc. (a)	167,800	2,157,908
SLM Corp. (a)	338,900	2,328,243
Synchrony Financial (a)	172,100	5,369,520
		37,890,069
Diversified Financial Services - 0.5%
Specialized Finance - 0.5%
Element Financial Corp.	40,500	474,999
IT Services - 28.2%
Data Processing & Outsourced Services - 28.2%
Alliance Data Systems Corp. (a)	4,300	955,417
Blackhawk Network Holdings, Inc. (a)	45,800	1,576,436
Euronet Worldwide, Inc. (a)	9,100	726,271
EVERTEC, Inc.	5,800	88,798
Fiserv, Inc. (a)	5,600	589,848
FleetCor Technologies, Inc. (a)	6,200	923,118
Global Payments, Inc.	58,000	4,506,020
MasterCard, Inc. Class A	70,400	6,751,360
Total System Services, Inc.	56,500	3,034,050
Visa, Inc. Class A	88,536	6,989,031
Worldline SA (a)(c)	20,700	635,219
		26,775,568
Professional Services - 1.0%
Research & Consulting Services - 1.0%
Equifax, Inc.	7,700	968,121
Real Estate Investment Trusts - 15.6%
Mortgage REITs - 15.6%
Altisource Residential Corp. Class B	28,900	289,578
American Capital Agency Corp.	173,800	3,283,082
Annaly Capital Management, Inc.	395,600	4,185,448
Capstead Mortgage Corp.	35,000	338,100
Chimera Investment Corp.	121,480	1,820,985
Hatteras Financial Corp.	27,400	440,866
Invesco Mortgage Capital, Inc.	47,857	688,184
MFA Financial, Inc.	182,000	1,312,220
New Residential Investment Corp.	97,950	1,330,161
PennyMac Mortgage Investment Trust	29,200	449,388
Redwood Trust, Inc.	51,800	738,150
		14,876,162
Thrifts & Mortgage Finance - 14.0%
Thrifts & Mortgage Finance - 14.0%
Astoria Financial Corp.	15,500	247,690
BofI Holding, Inc. (a)(b)	26,000	488,020
Capitol Federal Financial, Inc.	29,100	395,178
EverBank Financial Corp.	42,700	654,164
Kearny Financial Corp.	43,900	574,651
Meridian Bancorp, Inc.	67,000	1,005,000
MGIC Investment Corp. (a)	201,228	1,418,657
Nationstar Mortgage Holdings, Inc. (a)(b)	17,000	216,920
New York Community Bancorp, Inc.	86,000	1,353,640
Northfield Bancorp, Inc.	200	3,110
PHH Corp. (a)	18,000	257,040
Provident Financial Services, Inc.	8,000	163,360
Radian Group, Inc.	112,465	1,395,691
TFS Financial Corp.	179,700	3,315,465
Washington Federal, Inc.	40,900	1,022,091
WSFS Financial Corp.	22,700	805,169
		13,315,846
TOTAL COMMON STOCKS
(Cost $80,524,357)		94,300,765

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.40% (d)	1,103,918	1,103,918
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	1,697,096	1,697,096
TOTAL MONEY MARKET FUNDS
(Cost $2,801,014)		2,801,014
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $83,325,371)		97,101,779
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(1,977,484)
NET ASSETS - 100%		$95,124,295

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $635,219 or 0.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$325
Fidelity Securities Lending Cash Central Fund	36,065
Total	$36,390

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $83,790,155. Net unrealized appreciation aggregated $13,311,624, of which $18,623,082 related to appreciated investment securities and $5,311,458 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Staples Portfolio

May 31, 2016

FOO-QTLY-0716
1.802172.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Beverages - 16.9%
Brewers - 1.0%
Anheuser-Busch InBev SA NV	190,290	$24,051,887
China Resources Beer Holdings Co. Ltd.	3,880,000	8,408,352
		32,460,239
Distillers & Vintners - 1.9%
Kweichow Moutai Co. Ltd.	432,853	17,390,000
Pernod Ricard SA	238,600	25,992,979
Remy Cointreau SA (a)	254,976	21,175,297
		64,558,276
Soft Drinks - 14.0%
Britvic PLC	361,500	3,536,773
Coca-Cola Bottling Co. Consolidated	162,559	20,076,037
Coca-Cola Central Japan Co. Ltd.	342,700	6,566,149
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (a)	47,529	3,816,103
Coca-Cola Icecek Sanayi A/S	915,162	11,160,134
Embotelladora Andina SA ADR	431,927	7,545,765
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	65,787	5,965,565
Monster Beverage Corp.	781,800	117,270,000
PepsiCo, Inc.	1,602,518	162,126,746
The Coca-Cola Co.	2,989,018	133,310,203
		471,373,475

TOTAL BEVERAGES		568,391,990

Food & Staples Retailing - 24.5%
Drug Retail - 14.1%
CVS Health Corp.	3,123,703	301,281,154
Drogasil SA	439,700	7,025,758
Walgreens Boots Alliance, Inc.	2,100,524	162,580,558
		470,887,470
Food Distributors - 0.4%
Chefs' Warehouse Holdings (b)	526,020	7,984,984
United Natural Foods, Inc. (b)	186,281	6,940,830
		14,925,814
Food Retail - 7.5%
Kroger Co.	6,118,538	218,798,919
Sprouts Farmers Market LLC (b)	1,183,829	29,311,606
SUPERVALU, Inc. (b)	578,500	2,678,455
		250,788,980
Hypermarkets & Super Centers - 2.5%
Costco Wholesale Corp.	209,800	31,211,946
Wal-Mart Stores, Inc.	748,956	53,011,106
		84,223,052

TOTAL FOOD & STAPLES RETAILING		820,825,316

Food Products - 11.1%
Agricultural Products - 1.9%
Bunge Ltd.	881,788	59,141,521
SLC Agricola SA	1,290,200	5,341,319
		64,482,840
Packaged Foods & Meats - 9.2%
Amplify Snack Brands, Inc. (a)	488,495	6,374,860
Blue Buffalo Pet Products, Inc. (a)(b)	570,876	14,751,436
Dean Foods Co.	209,172	3,823,664
Mead Johnson Nutrition Co. Class A	1,452,016	119,471,876
Mondelez International, Inc.	1,438,500	63,998,865
Nestle SA	343,935	25,416,689
The Hain Celestial Group, Inc. (b)	597,573	29,544,009
TreeHouse Foods, Inc. (b)	392,300	37,150,810
Ulker Biskuvi Sanayi A/S	1,010,525	7,304,835
		307,837,044

TOTAL FOOD PRODUCTS		372,319,884

Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Diplomat Pharmacy, Inc. (a)(b)	230,548	7,511,254
Hotels, Restaurants & Leisure - 1.3%
Restaurants - 1.3%
ARAMARK Holdings Corp.	1,360,128	45,278,661
Household Products - 16.3%
Household Products - 16.3%
Colgate-Palmolive Co.	1,259,688	88,694,632
Kimberly-Clark Corp.	124,900	15,867,296
Procter & Gamble Co.	5,219,865	423,017,860
Spectrum Brands Holdings, Inc.	157,005	18,302,073
		545,881,861
Personal Products - 1.9%
Personal Products - 1.9%
Avon Products, Inc.	4,891,004	19,074,916
Coty, Inc. Class A (a)	180,500	4,754,370
Estee Lauder Companies, Inc. Class A	58,008	5,323,974
Herbalife Ltd. (b)	365,110	21,136,218
L'Oreal SA	43,400	8,156,014
Ontex Group NV	142,800	4,646,633
		63,092,125
Pharmaceuticals - 0.6%
Pharmaceuticals - 0.6%
Perrigo Co. PLC	198,000	18,976,320
Tobacco - 23.9%
Tobacco - 23.9%
Altria Group, Inc.	2,122,645	135,085,128
British American Tobacco PLC sponsored ADR	3,058,165	372,025,772
ITC Ltd.	1,820,070	9,501,353
Philip Morris International, Inc.	1,222,668	120,652,878
Reynolds American, Inc.	3,276,023	162,818,343
		800,083,474
TOTAL COMMON STOCKS
(Cost $2,492,256,241)		3,242,360,885

Nonconvertible Preferred Stocks - 0.1%
Beverages - 0.1%
Brewers - 0.1%
Ambev SA sponsored ADR
(Cost $2,103,197)	673,710	3,543,715

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.40% (c)	109,740,865	109,740,865
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	33,933,843	33,933,843
TOTAL MONEY MARKET FUNDS
(Cost $143,674,708)		143,674,708
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $2,638,034,146)		3,389,579,308
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(38,077,462)
NET ASSETS - 100%		$3,351,501,846

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$87,099
Fidelity Securities Lending Cash Central Fund	209,920
Total	$297,019

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,242,360,885	$3,186,326,160	$56,034,725	$--
Nonconvertible Preferred Stocks	3,543,715	3,543,715	--	--
Money Market Funds	143,674,708	143,674,708	--	--
Total Investments in Securities:	$3,389,579,308	$3,333,544,583	$56,034,725	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $2,647,041,662. Net unrealized appreciation aggregated $742,537,646, of which $795,230,237 related to appreciated investment securities and $52,692,591 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Defense and Aerospace Portfolio

May 31, 2016

DEF-QTLY-0716
1.802165.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Aerospace & Defense - 97.8%
Aerospace & Defense - 97.8%
Astronics Corp. (a)	315,800	$12,158,300
Astronics Corp. Class B	49,177	1,884,463
BWX Technologies, Inc.	892,900	31,403,293
Elbit Systems Ltd.	2,472	232,417
Engility Holdings, Inc. (a)	780,834	18,373,024
Esterline Technologies Corp. (a)	150,399	10,138,397
General Dynamics Corp.	497,400	70,566,138
HEICO Corp.	354,247	23,575,138
HEICO Corp. Class A	293,342	16,183,678
Hexcel Corp.	758,700	33,132,429
Honeywell International, Inc.	704,276	80,167,737
Huntington Ingalls Industries, Inc.	302,274	46,371,854
L-3 Communications Holdings, Inc.	38,320	5,257,887
Lockheed Martin Corp.	201,800	47,671,214
Mercury Systems, Inc. (a)	67,400	1,432,250
Moog, Inc. Class A (a)	387,058	20,874,038
Northrop Grumman Corp.	385,000	81,877,950
Orbital ATK, Inc.	370,780	32,268,983
Raytheon Co.	323,906	42,000,891
Rockwell Collins, Inc.	451,967	39,953,883
Spirit AeroSystems Holdings, Inc. Class A (a)	583,900	27,314,842
Teledyne Technologies, Inc. (a)	367,326	36,045,700
Textron, Inc.	869,731	33,101,962
The Boeing Co.	505,731	63,797,966
TransDigm Group, Inc. (a)	183,833	48,447,349
United Technologies Corp.	1,266,701	127,404,787
(Cost $692,083,268)		951,636,570

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.40% (b)
(Cost $16,314,089)	16,314,089	16,314,089
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $708,397,357)		967,950,659
NET OTHER ASSETS (LIABILITIES) - 0.5%		4,505,168
NET ASSETS - 100%		$972,455,827

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,790
Fidelity Securities Lending Cash Central Fund	2,812
Total	$16,602

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $709,069,770. Net unrealized appreciation aggregated $258,880,889, of which $270,700,231 related to appreciated investment securities and $11,819,342 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Electronics Portfolio

May 31, 2016

ELE-QTLY-0716
1.802167.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Biotechnology - 0.0%
Biotechnology - 0.0%
Arrowhead Pharmaceuticals, Inc. warrants 5/21/17 (a)	285,468	$3
Commercial Services & Supplies - 0.5%
Office Services & Supplies - 0.5%
West Corp.	401,200	8,465,320
Diversified Financial Services - 8.1%
Other Diversified Financial Services - 8.1%
Broadcom Ltd.	803,200	123,981,952
Electronic Equipment & Components - 6.5%
Electronic Components - 0.2%
InvenSense, Inc. (a)(b)	369,600	2,284,128
Electronic Manufacturing Services - 6.3%
Jabil Circuit, Inc.	3,043,932	58,078,223
TTM Technologies, Inc. (a)	4,870,454	38,135,655
		96,213,878

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		98,498,006

Internet Software & Services - 0.4%
Internet Software & Services - 0.4%
Rackspace Hosting, Inc. (a)	240,000	6,000,000
IT Services - 0.1%
Data Processing & Outsourced Services - 0.1%
EVERTEC, Inc.	104,712	1,603,141
Semiconductors & Semiconductor Equipment - 74.3%
Semiconductor Equipment - 9.5%
Amkor Technology, Inc. (a)	669,567	4,224,968
Applied Materials, Inc.	2,443,200	59,662,944
Lam Research Corp. (b)	848,473	70,262,049
PDF Solutions, Inc. (a)	258,400	3,801,064
SunEdison Semiconductor Ltd. (a)	637,400	3,633,180
Xcerra Corp. (a)	350,900	2,291,377
		143,875,582
Semiconductors - 64.8%
Advanced Micro Devices, Inc. (a)(b)	663,500	3,032,195
Ambarella, Inc. (a)(b)	124,200	5,134,428
ams AG	79,940	2,199,556
Analog Devices, Inc.	165,589	9,686,957
Applied Micro Circuits Corp. (a)	712,338	4,687,184
Cavium, Inc. (a)	532,000	26,467,000
Cree, Inc. (a)	216,900	5,222,952
Dialog Semiconductor PLC (a)	184,221	5,847,894
Diodes, Inc. (a)	557,500	10,737,450
Exar Corp. (a)	53,100	362,673
Intel Corp.	7,840,671	247,686,795
Intersil Corp. Class A	2,561,098	34,626,045
Lattice Semiconductor Corp. (a)	631,311	3,674,230
Marvell Technology Group Ltd.	2,957,296	30,253,138
Maxim Integrated Products, Inc.	1,738,125	65,979,225
Microchip Technology, Inc. (b)	611,600	31,607,488
Micron Technology, Inc. (a)	3,305,640	42,047,741
NVIDIA Corp.	552,092	25,793,738
NXP Semiconductors NV (a)	398,304	37,635,745
ON Semiconductor Corp. (a)	6,772,150	66,163,906
Qorvo, Inc. (a)	766,200	39,053,214
Qualcomm, Inc.	3,537,184	194,262,145
Semtech Corp. (a)	1,752,575	41,255,616
Skyworks Solutions, Inc.	784,000	52,339,840
Xilinx, Inc.	30,100	1,426,439
		987,183,594

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,131,059,176

Technology Hardware, Storage & Peripherals - 4.2%
Technology Hardware, Storage & Peripherals - 4.2%
Lenovo Group Ltd.	10,760,000	6,604,922
Nimble Storage, Inc. (a)(b)	645,445	5,763,824
Seagate Technology LLC	1,033,400	23,313,504
Western Digital Corp.	602,200	28,026,388
		63,708,638
TOTAL COMMON STOCKS
(Cost $1,319,971,002)		1,433,316,236
	Principal Amount

Nonconvertible Bonds - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Semiconductors - 0.4%
Advanced Micro Devices, Inc.:
7% 7/1/24	4,785,000	3,780,150
7.75% 8/1/20	2,270,000	1,974,900
TOTAL NONCONVERTIBLE BONDS
(Cost $6,003,082)		5,755,050
	Shares	Value

Money Market Funds - 9.7%
Fidelity Cash Central Fund, 0.40% (c)	69,783,546	69,783,546
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	78,613,500	78,613,500
TOTAL MONEY MARKET FUNDS
(Cost $148,397,046)		148,397,046
TOTAL INVESTMENT PORTFOLIO - 104.2%
(Cost $1,474,371,130)		1,587,468,332
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(64,636,357)
NET ASSETS - 100%		$1,522,831,975

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$55,425
Fidelity Securities Lending Cash Central Fund	62,599
Total	$118,024

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,433,316,236	$1,433,316,233	$3	$--
Nonconvertible Bonds	5,755,050	--	5,755,050	--
Money Market Funds	148,397,046	148,397,046	--	--
Total Investments in Securities:	$1,587,468,332	$1,581,713,279	$5,755,053	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $1,500,994,800. Net unrealized appreciation aggregated $86,473,532, of which $165,308,063 related to appreciated investment securities and $78,834,531 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Portfolio

May 31, 2016

ENE-QTLY-0716
1.802168.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Chemicals - 0.7%
Commodity Chemicals - 0.7%
LyondellBasell Industries NV Class A	205,400	$16,711,344
Energy Equipment & Services - 17.3%
Oil & Gas Drilling - 1.3%
Nabors Industries Ltd.	2,634,100	24,760,540
Odfjell Drilling A/S (a)	1,539,580	864,974
Transocean Partners LLC	122,400	1,368,432
Trinidad Drilling Ltd.	759,700	1,367,211
Xtreme Drilling & Coil Services Corp. (a)	2,252,600	4,294,429
		32,655,586
Oil & Gas Equipment & Services - 16.0%
Baker Hughes, Inc.	2,194,500	101,780,910
Bristow Group, Inc.	70,000	938,700
Dril-Quip, Inc. (a)	366,453	22,364,627
Exterran Corp. (a)	140,800	1,764,224
Frank's International NV	1,748,000	27,985,480
Halliburton Co.	556,100	23,456,298
Newpark Resources, Inc. (a)	2,208,602	10,137,483
Oceaneering International, Inc.	566,227	18,719,465
RigNet, Inc. (a)	245,000	3,045,350
Schlumberger Ltd.	2,202,358	168,039,912
Superior Energy Services, Inc.	333,300	5,746,092
Tesco Corp.	579,600	4,242,672
Total Energy Services, Inc.	100,500	1,085,969
		389,307,182

TOTAL ENERGY EQUIPMENT & SERVICES		421,962,768

Independent Power and Renewable Electricity Producers - 0.8%
Renewable Electricity - 0.8%
NextEra Energy Partners LP	656,700	18,735,651
Metals & Mining - 0.1%
Diversified Metals & Mining - 0.1%
Hi-Crush Partners LP	403,549	3,518,947
Oil, Gas & Consumable Fuels - 79.8%
Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc. (b)	499,385	7,670,554
Integrated Oil & Gas - 8.1%
Cenovus Energy, Inc.	163,000	2,457,399
Chevron Corp.	945,823	95,528,123
Exxon Mobil Corp.	768,248	68,389,437
Occidental Petroleum Corp.	346,300	26,124,872
Suncor Energy, Inc.	182,600	5,043,483
		197,543,314
Oil & Gas Exploration & Production - 59.5%
Anadarko Petroleum Corp.	1,961,315	101,713,796
Apache Corp.	924,200	52,808,788
ARC Resources Ltd.	149,700	2,462,370
Bankers Petroleum Ltd. (a)	811,300	1,268,285
Black Stone Minerals LP	315,868	4,854,891
Cabot Oil & Gas Corp.	719,100	17,236,827
California Resources Corp.	1,071,204	1,628,230
Callon Petroleum Co. (a)	1,051,900	11,981,141
Carrizo Oil & Gas, Inc. (a)	1,088,100	41,891,850
Cimarex Energy Co.	666,745	77,529,109
Concho Resources, Inc. (a)	430,100	52,188,334
ConocoPhillips Co.	1,308,900	57,316,731
Continental Resources, Inc. (a)(b)	803,400	33,791,004
Denbury Resources, Inc.	469,500	1,882,695
Devon Energy Corp.	933,200	33,679,188
Diamondback Energy, Inc.	903,300	82,155,135
EOG Resources, Inc.	1,861,064	151,416,167
EQT Corp.	35,200	2,578,400
Evolution Petroleum Corp.	109,743	613,463
Gran Tierra Energy, Inc. (Canada) (a)	1,013,200	2,982,386
Gulfport Energy Corp. (a)	274,000	8,422,760
Hess Corp.	1,448,500	86,808,605
Jones Energy, Inc. (a)	133,300	506,540
Marathon Oil Corp.	2,919,600	38,159,172
Matador Resources Co. (a)(b)	53,200	1,208,704
Murphy Oil Corp.	330,400	10,212,664
Newfield Exploration Co. (a)	2,703,300	110,213,541
Noble Energy, Inc.	3,237,388	115,736,621
Oasis Petroleum, Inc. (a)	793,400	7,965,736
Parsley Energy, Inc. Class A (a)	1,279,000	33,343,530
PDC Energy, Inc. (a)	993,551	57,675,636
Pioneer Natural Resources Co.	335,199	53,739,104
QEP Resources, Inc.	887,800	16,539,714
Range Resources Corp. (b)	124,700	5,310,973
Rice Energy, Inc. (a)	1,555,300	31,494,825
Ring Energy, Inc. (a)	735,422	5,949,564
RSP Permian, Inc. (a)	643,400	21,187,162
Sanchez Energy Corp. (a)(b)	154,300	1,209,712
Seven Generations Energy Ltd. (a)	1,239,700	24,957,548
SM Energy Co. (b)	1,508,800	47,557,376
Southwestern Energy Co. (a)	325,800	4,453,686
TAG Oil Ltd. (a)	883,775	559,373
Whiting Petroleum Corp. (a)	3,111,600	38,428,260
		1,453,619,596
Oil & Gas Refining & Marketing - 3.6%
Keyera Corp. (b)	323,700	9,656,571
Valero Energy Corp.	1,276,981	69,850,861
World Fuel Services Corp.	192,015	8,826,930
		88,334,362
Oil & Gas Storage & Transport - 8.3%
Cheniere Energy Partners LP Holdings LLC	521,670	10,407,317
Cheniere Energy, Inc. (a)	972,100	31,233,573
Enterprise Products Partners LP	1,160,723	32,221,670
Gener8 Maritime, Inc. (a)	202,900	1,466,967
Golar LNG Ltd. (b)	429,700	7,476,780
Kinder Morgan, Inc.	3,114,000	56,301,120
Magellan Midstream Partners LP	122,119	8,554,436
Rice Midstream Partners LP	336,900	6,161,901
Shell Midstream Partners LP	226,400	7,641,000
Targa Resources Corp.	544,500	23,320,935
Teekay LNG Partners LP	173,900	2,429,383
The Williams Companies, Inc.	378,800	8,394,208
Williams Partners LP	171,200	5,464,704
		201,073,994

TOTAL OIL, GAS & CONSUMABLE FUELS		1,948,241,820

TOTAL COMMON STOCKS
(Cost $2,098,376,842)		2,409,170,530

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.40% (c)	25,749,363	25,749,363
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	40,324,096	40,324,096
TOTAL MONEY MARKET FUNDS
(Cost $66,073,459)		66,073,459
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $2,164,450,301)		2,475,243,989
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(33,559,802)
NET ASSETS - 100%		$2,441,684,187

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,676
Fidelity Securities Lending Cash Central Fund	63,413
Total	$88,089

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $2,232,360,368. Net unrealized appreciation aggregated $242,883,621, of which $412,080,370 related to appreciated investment securities and $169,196,749 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Service Portfolio

May 31, 2016

ENS-QTLY-0716
1.802169.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Construction & Engineering - 0.3%
Construction & Engineering - 0.3%
Enterprise Group, Inc. (a)(b)	5,565,237	$1,506,584
Energy Equipment & Services - 96.0%
Oil & Gas Drilling - 15.1%
Independence Contract Drilling, Inc. (a)(b)	2,609,853	10,439,412
Nabors Industries Ltd.	2,982,200	28,032,680
Odfjell Drilling A/S (a)(c)	6,705,592	3,767,367
Rowan Companies PLC	179,280	3,035,210
Transocean Partners LLC	442,000	4,941,560
Trinidad Drilling Ltd.	9,152,300	16,471,139
Xtreme Drilling & Coil Services Corp. (a)(b)	5,670,217	10,809,885
		77,497,253
Oil & Gas Equipment & Services - 80.9%
Archrock, Inc. (a)	52,600	401,338
Baker Hughes, Inc.	2,102,922	97,533,522
Bristow Group, Inc.	27,500	368,775
BW Offshore Ltd. (c)	9,215,465	1,068,543
CSI Compressco LP	525,990	4,833,848
Dril-Quip, Inc. (a)	537,900	32,828,037
Era Group, Inc. (a)	299,000	2,861,430
Exterran Corp. (a)	589,700	7,388,941
FMC Technologies, Inc. (a)	470,862	12,821,572
Forbes Energy Services Ltd. (a)(b)	2,190,141	935,190
Frank's International NV (c)	1,026,086	16,427,637
Halliburton Co.	550,734	23,229,960
McCoy Global, Inc.	1,050,250	1,361,517
National Oilwell Varco, Inc.	545,662	17,979,563
Newpark Resources, Inc. (a)	3,515,050	16,134,080
Oceaneering International, Inc.	641,000	21,191,460
Oil States International, Inc. (a)	70,300	2,310,058
RigNet, Inc. (a)(b)(c)	1,149,030	14,282,443
Schlumberger Ltd.	1,209,711	92,300,949
Spectrum ASA	2,295,708	7,903,365
Superior Drilling Products, Inc. (a)(b)	1,371,373	2,468,471
Tenaris SA sponsored ADR (c)	51,200	1,353,216
Tesco Corp. (b)	2,430,794	17,793,412
TETRA Technologies, Inc. (a)	1,915,385	10,477,156
Weatherford International Ltd. (a)	1,750,366	9,819,553
		416,074,036

TOTAL ENERGY EQUIPMENT & SERVICES		493,571,289

Machinery - 0.1%
Industrial Machinery - 0.1%
Energy Recovery, Inc. (a)(c)	21,800	234,350
Metals & Mining - 0.2%
Diversified Metals & Mining - 0.2%
Hi-Crush Partners LP	138,600	1,208,592
Oil, Gas & Consumable Fuels - 3.3%
Oil & Gas Exploration & Production - 0.7%
Devon Energy Corp.	42,000	1,515,780
Encana Corp.	250,900	1,991,741
		3,507,521
Oil & Gas Storage & Transport - 2.6%
Golar LNG Ltd.	80,233	1,396,054
StealthGas, Inc. (a)(b)	2,432,662	11,409,185
Teekay LNG Partners LP	62,000	866,140
		13,671,379

TOTAL OIL, GAS & CONSUMABLE FUELS		17,178,900

TOTAL COMMON STOCKS
(Cost $592,300,751)		513,699,715

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.40% (d)	519,370	519,370
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	7,464,735	7,464,735
TOTAL MONEY MARKET FUNDS
(Cost $7,984,105)		7,984,105
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $600,284,856)		521,683,820
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(7,569,983)
NET ASSETS - 100%		$514,113,837

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,910
Fidelity Securities Lending Cash Central Fund	24,745
Total	$28,655

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Enterprise Group, Inc.	$966,615	$--	$--	$--	$1,506,584
Forbes Energy Services Ltd.	644,120	--	--	--	935,190
Independence Contract Drilling, Inc.	3,431,324	6,292,407	--	--	10,439,412
RigNet, Inc.	3,792,360	11,646,430	--	--	14,282,443
StealthGas, Inc.	7,258,706	358,945	--	--	11,409,185
Superior Drilling Products, Inc.	2,449,544	234,880	--	--	2,468,471
Tesco Corp.	18,331,231	1,013,076	2,106,842	--	17,793,412
Xtreme Drilling & Coil Services Corp.	6,357,158	180,420	--	--	10,809,885
Total	$43,231,058	$19,726,158	$2,106,842	$--	$69,644,582

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $609,453,042. Net unrealized depreciation aggregated $87,769,222, of which $75,105,544 related to appreciated investment securities and $162,874,766 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Environment and Alternative Energy Portfolio

May 31, 2016

ENV-QTLY-0716
1.802170.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Energy Efficiency - 49.3%
Buildings Energy Efficiency - 8.2%
A.O. Smith Corp.	43,440	$3,575,112
Johnson Controls, Inc.	51,820	2,287,853
Lennox International, Inc.	8,380	1,150,993
		7,013,958
Diversified Energy Efficiency - 15.7%
Honeywell International, Inc.	96,220	10,952,721
Linear Technology Corp.	52,280	2,473,890
		13,426,611
Industrial Energy Efficiency - 13.2%
EMCOR Group, Inc.	15,460	735,123
EnerSys	53,870	3,238,664
ON Semiconductor Corp. (a)	92,160	900,403
Praxair, Inc.	15,870	1,743,478
Regal Beloit Corp.	3,000	171,390
Rockwell Automation, Inc.	32,280	3,746,094
VMware, Inc. Class A (a)(b)	12,750	772,140
		11,307,292
Transport Energy Efficiency - 12.2%
BorgWarner, Inc.	68,150	2,319,145
Delphi Automotive PLC	71,310	4,846,228
Innospec, Inc.	68,397	3,321,358
		10,486,731

TOTAL ENERGY EFFICIENCY		42,234,592

Environmental Support Services - 7.1%
Diversified Environmental - 6.1%
3M Co.	13,020	2,191,526
MKS Instruments, Inc.	8,570	351,199
Parker Hannifin Corp.	23,070	2,649,359
		5,192,084
Environmental Consultancies - 1.0%
AECOM (a)	26,920	864,401

TOTAL ENVIRONMENTAL SUPPORT SERVICES		6,056,485

Food Agriculture & Forestry - 8.6%
Sustainable and Efficient Agriculture - 7.3%
Deere & Co.	75,850	6,241,697
Sustainable Forestry and Plantations - 1.3%
Potlatch Corp.	32,050	1,095,469

TOTAL FOOD AGRICULTURE & FORESTRY		7,337,166

Miscellaneous Environmental - 0.7%
Other Environmental - 0.7%
IBM Corp.	4,090	628,797
Pollution Control - 10.1%
Pollution Control Solutions - 10.1%
Cummins, Inc.	31,640	3,621,831
Tenneco, Inc. (a)	92,740	4,981,993
		8,603,824
Renewable & Alternative Energy - 12.5%
Other Renewables Equipment - 3.8%
Andritz AG	64,960	3,308,514
Renewable Energy Developers and Independent Power Producers (IPPs) - 8.2%
Iberdrola SA	465,944	3,160,365
IDACORP, Inc.	22,900	1,676,509
Portland General Electric Co.	32,650	1,344,527
Wabtec Corp.	10,600	820,228
		7,001,629
Solar Energy Generation Equipment - 0.5%
First Solar, Inc. (a)	8,560	425,004

TOTAL RENEWABLE & ALTERNATIVE ENERGY		10,735,147

Waste Management & Technologies - 1.9%
Recycling and Value Added Waste Processing - 1.9%
Copart, Inc. (a)	33,220	1,644,722
Water Infrastructure & Technologies - 5.6%
Water Infrastructure - 5.6%
Crane Co.	31,500	1,808,100
Roper Technologies, Inc.	4,848	829,396
Valmont Industries, Inc.	15,860	2,193,755
		4,831,251
TOTAL COMMON STOCKS
(Cost $78,658,867)		82,071,984

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.40% (c)	3,181,556	3,181,556
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	164,700	164,700
TOTAL MONEY MARKET FUNDS
(Cost $3,346,256)		3,346,256
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $82,005,123)		85,418,240
NET OTHER ASSETS (LIABILITIES) - 0.3%		271,025
NET ASSETS - 100%		$85,689,265

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,056
Fidelity Securities Lending Cash Central Fund	2,167
Total	$5,223

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$2,821,069

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $82,172,408. Net unrealized appreciation aggregated $3,245,832, of which $6,868,555 related to appreciated investment securities and $3,622,723 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Financial Services Portfolio

May 31, 2016

FIN-QTLY-0716
1.802171.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Banks - 25.2%
Diversified Banks - 19.9%
Bank of America Corp.	3,073,517	$45,457,316
Citigroup, Inc.	1,014,580	47,248,991
Comerica, Inc.	157,300	7,408,830
JPMorgan Chase & Co.	584,810	38,170,549
U.S. Bancorp	944,084	40,425,677
Wells Fargo & Co.	852,801	43,254,067
		221,965,430
Regional Banks - 5.3%
CoBiz, Inc.	399,565	5,054,497
Huntington Bancshares, Inc.	1,037,100	10,837,695
M&T Bank Corp.	152,800	18,259,600
Popular, Inc.	338,000	10,592,920
Preferred Bank, Los Angeles	36,701	1,208,197
SunTrust Banks, Inc.	294,700	12,913,754
		58,866,663

TOTAL BANKS		280,832,093

Capital Markets - 6.8%
Asset Management & Custody Banks - 3.5%
Affiliated Managers Group, Inc. (a)	39,283	6,816,386
Invesco Ltd.	292,210	9,175,394
Northern Trust Corp.	181,900	13,478,790
Oaktree Capital Group LLC Class A	214,700	9,837,554
		39,308,124
Investment Banking & Brokerage - 3.3%
E*TRADE Financial Corp. (a)	343,644	9,584,231
Goldman Sachs Group, Inc.	138,300	22,056,084
Virtu Financial, Inc. Class A	278,400	4,958,304
		36,598,619

TOTAL CAPITAL MARKETS		75,906,743

Consumer Finance - 6.2%
Consumer Finance - 6.2%
American Express Co.	204,700	13,461,072
Capital One Financial Corp.	449,616	32,929,876
OneMain Holdings, Inc. (a)	160,913	5,030,140
Synchrony Financial (a)	566,700	17,681,040
		69,102,128
Diversified Consumer Services - 1.1%
Specialized Consumer Services - 1.1%
H&R Block, Inc.	544,072	11,621,378
Diversified Financial Services - 8.8%
Multi-Sector Holdings - 5.5%
Berkshire Hathaway, Inc. Class B (a)	434,090	61,007,009
Specialized Finance - 3.3%
CME Group, Inc.	113,800	11,139,882
IntercontinentalExchange, Inc.	94,447	25,606,471
		36,746,353

TOTAL DIVERSIFIED FINANCIAL SERVICES		97,753,362

Insurance - 18.3%
Insurance Brokers - 4.2%
Brown & Brown, Inc.	527,400	19,018,044
Marsh & McLennan Companies, Inc.	417,464	27,581,846
		46,599,890
Life & Health Insurance - 2.2%
Torchmark Corp.	404,600	24,935,498
Multi-Line Insurance - 0.5%
American Financial Group, Inc.	70,400	5,158,912
Property & Casualty Insurance - 10.4%
Allied World Assurance Co. Holdings AG	449,600	16,671,168
Allstate Corp.	405,800	27,395,558
Chubb Ltd.	360,790	45,679,622
FNF Group	744,000	26,002,800
		115,749,148
Reinsurance - 1.0%
Reinsurance Group of America, Inc.	112,400	11,143,336

TOTAL INSURANCE		203,586,784

IT Services - 5.6%
Data Processing & Outsourced Services - 5.6%
MasterCard, Inc. Class A	169,100	16,216,690
PayPal Holdings, Inc. (a)	136,700	5,165,893
The Western Union Co.	670,872	13,048,460
Visa, Inc. Class A	359,700	28,394,718
		62,825,761
Professional Services - 0.8%
Research & Consulting Services - 0.8%
Verisk Analytics, Inc. (a)	113,200	8,986,948
Real Estate Investment Trusts - 20.9%
Diversified REITs - 1.4%
Store Capital Corp.	81,400	2,078,142
VEREIT, Inc.	1,357,200	13,015,548
		15,093,690
Health Care REIT's - 2.3%
Ventas, Inc.	393,400	26,094,222
Industrial REITs - 0.7%
DCT Industrial Trust, Inc.	184,400	7,953,172
Mortgage REITs - 2.5%
Altisource Residential Corp. Class B	378,813	3,795,706
American Capital Agency Corp.	614,300	11,604,127
American Capital Mortgage Investment Corp.	229,900	3,639,317
Redwood Trust, Inc. (b)	605,086	8,622,476
		27,661,626
Office REITs - 3.1%
Boston Properties, Inc.	175,400	22,035,502
Douglas Emmett, Inc.	364,300	12,346,127
		34,381,629
Residential REITs - 4.1%
American Campus Communities, Inc.	292,200	13,739,244
Equity Residential (SBI)	224,800	15,558,408
Essex Property Trust, Inc.	22,500	5,112,675
UDR, Inc.	318,400	11,471,952
		45,882,279
Specialized REITs - 6.8%
American Tower Corp.	372,372	39,389,510
Outfront Media, Inc.	420,829	9,359,237
Public Storage	107,900	27,375,309
		76,124,056

TOTAL REAL ESTATE INVESTMENT TRUSTS		233,190,674

Real Estate Management & Development - 1.3%
Real Estate Services - 1.3%
Realogy Holdings Corp. (a)	450,900	14,789,520
Thrifts & Mortgage Finance - 0.5%
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (a)	522,200	3,681,510
Radian Group, Inc.	150,700	1,870,187
		5,551,697
Trading Companies & Distributors - 0.4%
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	112,000	4,378,080
TOTAL COMMON STOCKS
(Cost $951,837,776)		1,068,525,168

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.40% (c)	40,627,792	40,627,792
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	3,045,875	3,045,875
TOTAL MONEY MARKET FUNDS
(Cost $43,673,667)		43,673,667
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $995,511,443)		1,112,198,835
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,073,763
NET ASSETS - 100%		$1,114,272,598

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,897
Fidelity Securities Lending Cash Central Fund	4,950
Total	$63,847

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $1,002,002,175. Net unrealized appreciation aggregated $110,196,660, of which $137,298,733 related to appreciated investment securities and $27,102,073 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Consolidated Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Gold Portfolio

May 31, 2016

GOL-QTLY-0716
1.802173.112

Consolidated Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.3%
	Shares	Value
Australia - 7.6%
Metals & Mining - 7.6%
Gold - 7.6%
Evolution Mining Ltd.	2,781,543	$4,081,031
Medusa Mining Ltd. (a)	1,228,595	577,179
Newcrest Mining Ltd. (a)	5,860,053	80,768,187
Northern Star Resources Ltd.	4,351,118	13,553,961
Perseus Mining Ltd.:
(Australia) (a)	1,717,134	601,913
(Canada) (a)	1,300,000	451,062
Regis Resources Ltd.	2,107,191	4,447,079
Resolute Mng Ltd. (a)	2,390,161	1,537,465
Saracen Mineral Holdings Ltd. (a)	9,862,787	8,019,370
Silver Lake Resources Ltd. (a)	4,145,985	1,318,465
St Barbara Ltd. (a)	2,297,000	4,366,212
		119,721,924
Bailiwick of Jersey - 6.6%
Metals & Mining - 6.6%
Gold - 6.6%
Randgold Resources Ltd. sponsored ADR	1,233,695	104,012,825
Bermuda - 0.0%
Metals & Mining - 0.0%
Steel - 0.0%
African Minerals Ltd. (a)(b)	1,718,700	25
Canada - 55.6%
Metals & Mining - 55.6%
Diversified Metals & Mining - 0.3%
Ivanhoe Mines Ltd. (a)	4,342,200	3,178,794
Turquoise Hill Resources Ltd. (a)	610,400	1,726,910
		4,905,704
Gold - 54.1%
Agnico Eagle Mines Ltd. (Canada)	2,024,301	90,860,836
Alacer Gold Corp. (a)	1,656,963	3,752,759
Alamos Gold, Inc.	2,232,987	14,286,621
Argonaut Gold, Inc. (a)	6,313,462	12,373,201
B2Gold Corp. (a)	28,570,793	52,725,298
Barrick Gold Corp.	5,475,669	91,529,084
Centerra Gold, Inc.	604,700	3,163,337
Continental Gold, Inc. (a)(c)	7,493,900	14,172,320
Detour Gold Corp. (a)	1,912,000	37,777,802
Detour Gold Corp. (a)(d)	785,900	15,528,020
Eldorado Gold Corp.	9,183,335	39,076,531
Franco-Nevada Corp.	1,335,400	84,461,110
Goldcorp, Inc.	4,571,000	76,860,144
Guyana Goldfields, Inc. (a)	4,382,500	24,864,300
Guyana Goldfields, Inc. (a)(d)	155,000	879,399
IAMGOLD Corp. (a)	837,100	2,725,754
Integra Gold Corp. (a)	422,500	206,200
Kinross Gold Corp. (a)	2,463,891	10,559,399
Kirkland Lake Gold, Inc. (a)	1,961,200	15,329,470
Klondex Mines Ltd. (a)	259,500	886,537
New Gold, Inc. (a)	9,310,575	35,641,962
Novagold Resources, Inc. (a)	1,559,100	8,381,938
OceanaGold Corp.	9,469,832	28,741,321
Osisko Gold Royalties Ltd.	670,493	7,874,017
Pilot Gold, Inc. (a)	1,418,150	757,010
Premier Gold Mines Ltd. (a)(c)	12,155,222	28,271,192
Pretium Resources, Inc. (a)	1,558,383	11,337,152
Pretium Resources, Inc. (a)(d)	225,000	1,636,863
Primero Mining Corp. (a)	2,287,100	3,906,740
Richmont Mines, Inc. (a)	438,200	3,408,426
Sandstorm Gold Ltd. (a)	1,355,975	4,880,621
Seabridge Gold, Inc. (a)	908,707	10,931,745
SEMAFO, Inc. (a)	5,748,100	22,004,394
Tahoe Resources, Inc.	2,389,538	28,535,605
Teranga Gold Corp. (a)	85,000	60,281
Teranga Gold Corp. CDI unit (a)	3,338,072	2,340,214
Torex Gold Resources, Inc. (a)	25,643,000	36,958,303
Yamana Gold, Inc.	6,445,920	27,182,627
		854,868,533
Precious Metals & Minerals - 0.2%
Gold Standard Ventures Corp. (a)	2,489,500	3,891,772
Silver - 1.0%
MAG Silver Corp. (a)	431,700	5,283,704
Silver Wheaton Corp.	525,900	9,805,357
		15,089,061
TOTAL METALS & MINING		878,755,070
Cayman Islands - 0.8%
Metals& Mining - 0.8%
Gold - 0.8%
Endeavour Mining Corp. (a)	884,840	12,071,367
China - 0.7%
Metals & Mining - 0.7%
Gold - 0.7%
Zijin Mining Group Co. Ltd. (H Shares)	41,026,000	11,826,174
Mexico - 0.4%
Metals & Mining - 0.4%
Precious Metals & Minerals - 0.4%
Industrias Penoles SA de CV	366,018	5,837,885
Peru - 0.9%
Metals & Mining - 0.9%
Gold - 0.9%
Compania de Minas Buenaventura SA sponsored ADR (a)	1,493,428	14,277,172
South Africa - 5.4%
Metals & Mining - 5.4%
Gold - 5.4%
AngloGold Ashanti Ltd. sponsored ADR (a)	3,277,908	44,022,304
Gold Fields Ltd. sponsored ADR	4,726,126	16,635,964
Harmony Gold Mining Co. Ltd. (a)	1,484,000	4,396,228
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	1,910,900	5,847,354
Sibanye Gold Ltd. ADR	1,308,306	15,320,263
		86,222,113
United Kingdom - 1.2%
Metals & Mining - 1.2%
Gold - 0.8%
Acacia Mining PLC	2,803,594	12,405,088
Precious Metals & Minerals - 0.4%
Fresnillo PLC	478,100	6,986,882
TOTAL METALS & MINING		19,391,970
United States of America - 9.1%
Metals & Mining - 9.1%
Gold - 9.1%
McEwen Mining, Inc.	579,110	1,291,415
Newmont Mining Corp.	3,218,100	104,298,620
Royal Gold, Inc.	683,213	38,348,746
		143,938,781
TOTAL COMMON STOCKS
(Cost $1,388,271,428)		1,396,055,306

Nonconvertible Preferred Stocks - 0.1%
Brazil - 0.1%
Metals & Mining - 0.1%
Steel - 0.1%
Vale SA (PN-A) sponsored ADR
(Cost $2,189,449)	540,200	1,663,816
	Troy Ounces

Commodities - 11.2%
Gold Bullion(a)	83,510	101,465,485
Silver Bullion(a)	4,722,000	75,488,253
TOTAL COMMODITIES
(Cost $185,391,977)		176,953,738
	Shares

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 0.40% (e)	5,731,881	5,731,881
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	77,291	77,291
TOTAL MONEY MARKET FUNDS
(Cost $5,809,172)		5,809,172
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,581,662,026)		1,580,482,032
NET OTHER ASSETS (LIABILITIES) - 0.0%		44,319
NET ASSETS - 100%		$1,580,526,351

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,044,282 or 1.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,880
Fidelity Securities Lending Cash Central Fund	7,320
Total	$23,200

Consolidated Subsidiary

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Cayman Gold Ltd.	$185,320,085	$48,048,532	$55,362,000	$--	$176,853,894

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2016, the Fund held $176,853,894 in the Subsidiary, representing 11.2% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Continental Gold, Inc.	$7,779,166	$760,978	$--	$--	$14,172,320
Premier Gold Mines Ltd.	25,711,502	3,420,714	--	--	28,271,192
Total	$33,490,668	$4,181,692	$--	$--	$42,443,512

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,396,055,306	$1,391,659,053	$4,396,228	$25
Nonconvertible Preferred Stocks	1,663,816	1,663,816	--	--
Commodities	176,953,738	176,953,738	--	--
Money Market Funds	5,809,172	5,809,172	--	--
Total Investments in Securities:	$1,580,482,032	$1,576,085,779	$4,396,228	$25

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$72,999,912

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $1,716,462,628. Net unrealized depreciation aggregated $136,080,441, of which $284,769,306 related to appreciated investment securities and $420,849,747 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Portfolio

May 31, 2016

HEA-QTLY-0716
1.802174.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Biotechnology - 30.0%
Biotechnology - 30.0%
AbbVie, Inc.	850,000	$53,490,500
Ablynx NV (a)	2,000,000	31,877,423
Acceleron Pharma, Inc. (a)	600,000	20,526,000
Acorda Therapeutics, Inc. (a)	1,200,000	34,140,000
Actelion Ltd.	300,000	49,225,352
Advanced Accelerator Applications SA sponsored ADR	329,182	9,809,624
Advaxis, Inc. (a)(b)	1,676,051	15,520,232
Alexion Pharmaceuticals, Inc. (a)	1,280,000	193,152,000
Alnylam Pharmaceuticals, Inc. (a)	535,377	38,397,238
AMAG Pharmaceuticals, Inc. (a)(b)	400,000	8,576,000
Amgen, Inc.	3,040,000	480,168,000
Amicus Therapeutics, Inc. (a)	2,300,000	16,284,000
Anacor Pharmaceuticals, Inc. (a)	900,000	89,370,000
Arena Pharmaceuticals, Inc. (a)(b)	9,000,000	16,290,000
Array BioPharma, Inc. (a)(b)	4,000,000	15,080,000
BeiGene Ltd. ADR	207,895	5,873,034
Biogen, Inc. (a)	390,000	112,994,700
BioMarin Pharmaceutical, Inc. (a)	480,000	43,032,000
bluebird bio, Inc. (a)	135,800	6,144,950
Blueprint Medicines Corp.	700,000	13,293,000
Celgene Corp. (a)	500,000	52,760,000
Cellectis SA sponsored ADR (a)(b)	700,000	22,946,000
Curis, Inc. (a)	5,472,100	9,576,175
CytomX Therapeutics, Inc. (a)(b)	439,077	4,742,032
Galapagos Genomics NV sponsored ADR	431,256	24,935,222
Gilead Sciences, Inc.	1,900,000	165,414,000
Heron Therapeutics, Inc. (a)(b)	568,130	12,157,982
Incyte Corp. (a)	220,000	18,570,200
Insmed, Inc. (a)	2,870,370	33,870,366
Intercept Pharmaceuticals, Inc. (a)	260,500	38,647,780
Mirati Therapeutics, Inc. (a)	800,000	14,504,000
Neurocrine Biosciences, Inc. (a)	840,000	41,706,000
ProNai Therapeutics, Inc. (a)	700,000	4,396,000
Prothena Corp. PLC (a)	382,517	18,567,375
Puma Biotechnology, Inc. (a)(b)	1,170,000	44,214,300
Regeneron Pharmaceuticals, Inc. (a)	280,000	111,700,400
Spark Therapeutics, Inc. (a)	479,983	26,855,049
TESARO, Inc. (a)	720,000	33,336,000
Ultragenyx Pharmaceutical, Inc. (a)	634,301	46,367,403
United Therapeutics Corp. (a)	90,000	10,716,300
Vertex Pharmaceuticals, Inc. (a)	2,900,000	270,135,000
Xencor, Inc. (a)	1,000,000	14,130,000
		2,273,491,637
Capital Markets - 0.4%
Asset Management & Custody Banks - 0.4%
RPI International Holdings LP (c)	199,753	26,802,858
Diversified Consumer Services - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc. (d)	850,000	20,009,000
Health Care Equipment & Supplies - 25.0%
Health Care Equipment - 22.7%
Atricure, Inc. (a)(d)	1,850,000	26,806,500
Boston Scientific Corp. (a)	16,280,000	369,718,800
DexCom, Inc. (a)	1,020,000	65,779,800
Edwards Lifesciences Corp. (a)	900,000	88,650,000
Genmark Diagnostics, Inc. (a)(d)	2,682,506	20,199,270
HeartWare International, Inc. (a)	800,000	23,520,000
Insulet Corp. (a)	710,400	21,326,208
Integra LifeSciences Holdings Corp. (a)	700,000	52,297,000
Intuitive Surgical, Inc. (a)	184,000	116,786,640
Medtronic PLC	8,560,000	688,908,802
Neovasc, Inc. (a)(d)	3,524,220	1,382,199
Nevro Corp. (a)(b)	840,000	58,564,800
Novocure Ltd. (a)(b)	291,803	3,247,767
ResMed, Inc.	600,000	35,436,000
Wright Medical Group NV (a)	3,769,002	72,892,499
Zeltiq Aesthetics, Inc. (a)(b)	1,200,000	34,152,000
Zimmer Biomet Holdings, Inc.	361,700	44,167,187
		1,723,835,472
Health Care Supplies - 2.3%
Penumbra, Inc. (a)	1,140,000	60,180,600
The Cooper Companies, Inc.	460,000	74,892,600
The Spectranetics Corp. (a)(d)	2,200,000	40,304,000
		175,377,200

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,899,212,672

Health Care Providers & Services - 16.2%
Health Care Distributors & Services - 4.1%
Amplifon SpA	2,800,000	27,415,696
EBOS Group Ltd.	3,280,000	37,061,442
McKesson Corp.	1,330,000	243,576,200
		308,053,338
Health Care Facilities - 3.0%
Brookdale Senior Living, Inc. (a)	1,600,000	28,704,000
HCA Holdings, Inc. (a)	1,000,000	78,020,000
Surgical Care Affiliates, Inc. (a)	1,080,000	48,351,600
Universal Health Services, Inc. Class B	550,000	74,173,000
		229,248,600
Health Care Services - 1.5%
Adeptus Health, Inc. Class A (a)(b)	400,000	28,600,000
American Renal Associates Holdings, Inc.	800,000	22,392,000
Envision Healthcare Holdings, Inc. (a)	1,711,900	42,472,239
United Drug PLC (United Kingdom)	2,800,000	24,007,849
		117,472,088
Managed Health Care - 7.6%
Aetna, Inc.	400,000	45,292,000
Anthem, Inc.	800,000	105,728,000
Cigna Corp.	1,440,000	184,478,400
Humana, Inc.	140,000	24,151,400
UnitedHealth Group, Inc.	1,600,000	213,872,000
		573,521,800

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,228,295,826

Health Care Technology - 3.4%
Health Care Technology - 3.4%
athenahealth, Inc. (a)(b)	900,000	114,183,000
Castlight Health, Inc. (a)	1,875,650	7,896,487
Castlight Health, Inc. Class B (a)(b)	1,667,544	7,020,360
Connecture, Inc. (a)(b)(d)	2,000,000	2,800,000
Evolent Health, Inc. (b)	822,388	12,598,984
HealthStream, Inc. (a)(d)	2,000,000	46,980,000
Medidata Solutions, Inc. (a)	1,500,000	68,910,000
		260,388,831
Life Sciences Tools & Services - 2.2%
Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	2,900,000	133,081,000
Bruker Corp.	717,741	18,948,362
PRA Health Sciences, Inc.(a)	399,500	18,868,385
		170,897,747
Pharmaceuticals - 20.9%
Pharmaceuticals - 20.9%
Allergan PLC (a)	1,880,000	443,210,000
Astellas Pharma, Inc.	2,800,000	38,046,482
Bristol-Myers Squibb Co.	3,250,000	233,025,000
Catalent, Inc. (a)	1,994,800	56,093,776
Dechra Pharmaceuticals PLC	2,000,000	34,094,159
Eisai Co. Ltd.	700,000	43,175,190
Endo International PLC (a)	1,000,000	15,810,000
GlaxoSmithKline PLC	2,500,000	52,247,090
Horizon Pharma PLC (a)	2,000,000	34,460,000
Jazz Pharmaceuticals PLC (a)	400,000	60,624,000
Jiangsu Hengrui Medicine Co. Ltd.	5,000,000	34,893,436
Mylan N.V.	600,000	26,004,000
Pfizer, Inc.	1,900,000	65,930,000
Prestige Brands Holdings, Inc. (a)	500,000	27,020,000
Sun Pharmaceutical Industries Ltd.	3,000,000	34,027,641
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,800,000	300,846,000
The Medicines Company (a)	919,000	34,563,590
TherapeuticsMD, Inc. (a)(b)	6,100,000	54,534,000
		1,588,604,364
Professional Services - 0.9%
Human Resource & Employment Services - 0.9%
WageWorks, Inc. (a)	1,200,000	67,260,000
TOTAL COMMON STOCKS
(Cost $6,475,371,857)		7,534,962,935

Convertible Preferred Stocks - 0.5%
Biotechnology - 0.1%
Biotechnology - 0.1%
10X Genomics, Inc. Series C (c)	2,233,040	10,000,000
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(c)	1,639,892	13,889,885
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc. Series B (a)(c)	8,159,125	11,749,140
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $39,300,001)		35,639,025

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.40% (e)	5,532,299	5,532,299
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	143,727,929	143,727,929
TOTAL MONEY MARKET FUNDS
(Cost $149,260,228)		149,260,228
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $6,663,932,086)		7,719,862,188
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(133,137,778)
NET ASSETS - 100%		$7,586,724,410

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $62,441,883 or 0.8% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16	$10,000,000
1Life Healthcare, Inc. Series G	4/10/14	$10,800,001
Outset Medical, Inc. Series B	5/5/15	$18,500,000
RPI International Holdings LP	5/21/15 - 3/23/16	$26,504,031

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$55,769
Fidelity Securities Lending Cash Central Fund	667,230
Total	$722,999

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atricure, Inc.	$--	$31,133,519	$--	$--	$26,806,500
Carriage Services, Inc.	17,518,500	--	--	21,250	20,009,000
Connecture, Inc.	5,980,000	--	--	--	2,800,000
Curis, Inc.	10,726,504	--	3,676,932	--	--
Genmark Diagnostics, Inc.	11,413,314	2,246,424	--	--	20,199,270
HealthStream, Inc.	41,340,000	--	--	--	46,980,000
Neovasc, Inc.	16,758,000	--	271,348	--	1,382,199
The Spectranetics Corp.	28,360,000	3,423,046	--	--	40,304,000
Total	$132,096,318	$36,802,989	$3,948,280	$21,250	$158,480,969

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$7,534,962,935	$7,374,691,315	$133,468,762	$26,802,858
Convertible Preferred Stocks	35,639,025	--	--	35,639,025
Money Market Funds	149,260,228	149,260,228	--	--
Total Investments in Securities:	$7,719,862,188	$7,523,951,543	$133,468,762	$62,441,883

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $6,688,160,520. Net unrealized appreciation aggregated $1,031,701,668, of which $1,618,403,835 related to appreciated investment securities and $586,702,167 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Services Portfolio

May 31, 2016

MED-QTLY-0716
1.802180.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Food & Staples Retailing - 0.8%
Drug Retail - 0.8%
CVS Health Corp.	77,000	$7,426,650
Health Care Providers & Services - 97.5%
Health Care Distributors & Services - 14.6%
AmerisourceBergen Corp.	220,000	16,495,600
Cardinal Health, Inc.	420,000	33,159,000
Henry Schein, Inc. (a)	55,000	9,555,150
McKesson Corp.	385,000	70,508,900
		129,718,650
Health Care Facilities - 16.6%
Acadia Healthcare Co., Inc. (a)	70,000	4,120,900
AmSurg Corp. (a)	228,000	17,052,120
Brookdale Senior Living, Inc. (a)	500,000	8,970,000
Community Health Systems, Inc. (a)(b)	100,000	1,344,000
HCA Holdings, Inc. (a)	564,000	44,003,280
HealthSouth Corp.	228,000	9,192,960
LifePoint Hospitals, Inc. (a)	110,000	7,291,900
Surgical Care Affiliates, Inc. (a)	161,467	7,228,878
Tenet Healthcare Corp. (a)	120,000	3,472,800
U.S. Physical Therapy, Inc.	110,000	6,354,700
Universal Health Services, Inc. Class B	246,000	33,175,560
VCA, Inc. (a)	85,000	5,519,050
		147,726,148
Health Care Services - 21.3%
Adeptus Health, Inc. Class A (a)(b)	88,000	6,292,000
American Renal Associates Holdings, Inc.	200,000	5,598,000
Chemed Corp.	20,000	2,608,200
DaVita HealthCare Partners, Inc. (a)	400,000	30,928,000
Envision Healthcare Holdings, Inc. (a)	228,000	5,656,680
Express Scripts Holding Co. (a)	620,000	46,841,000
Fresenius SE & Co. KGaA	64,800	4,890,524
Laboratory Corp. of America Holdings (a)	290,000	37,105,500
MEDNAX, Inc. (a)	280,000	19,166,000
Providence Service Corp. (a)	105,000	4,993,800
Quest Diagnostics, Inc.	290,000	22,379,300
Quorum Health Corp. (a)	57,500	761,875
Team Health Holdings, Inc. (a)	50,000	2,398,500
		189,619,379
Managed Health Care - 45.0%
Aetna, Inc.	385,000	43,593,550
Anthem, Inc.	345,000	45,595,200
Centene Corp. (a)	350,000	21,822,500
Cigna Corp.	410,000	52,525,100
Humana, Inc.	246,000	42,437,460
Molina Healthcare, Inc. (a)	30,000	1,452,900
UnitedHealth Group, Inc.	1,415,000	189,143,050
Wellcare Health Plans, Inc. (a)	28,000	2,839,760
		399,409,520

TOTAL HEALTH CARE PROVIDERS & SERVICES		866,473,697

Pharmaceuticals - 0.7%
Pharmaceuticals - 0.7%
Catalent, Inc. (a)	220,000	6,186,400
Professional Services - 0.8%
Human Resource & Employment Services - 0.8%
WageWorks, Inc. (a)	128,000	7,174,400
TOTAL COMMON STOCKS
(Cost $555,621,209)		887,261,147

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.40% (c)	188,860	188,860
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	7,076,250	7,076,250
TOTAL MONEY MARKET FUNDS
(Cost $7,265,110)		7,265,110
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $562,886,319)		894,526,257
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(5,670,054)
NET ASSETS - 100%		$888,856,203

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,786
Fidelity Securities Lending Cash Central Fund	66,832
Total	$70,618

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $566,101,529. Net unrealized appreciation aggregated $328,424,728, of which $347,793,260 related to appreciated investment securities and $19,368,532 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Industrial Equipment Portfolio

May 31, 2016

INE-QTLY-0716
1.802176.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Aerospace & Defense - 28.9%
Aerospace & Defense - 28.9%
BWX Technologies, Inc.	12,010	$422,392
Curtiss-Wright Corp.	28,300	2,355,126
General Dynamics Corp.	44,100	6,256,467
Honeywell International, Inc.	118,400	13,477,472
Huntington Ingalls Industries, Inc.	11,600	1,779,556
Lockheed Martin Corp.	16,000	3,779,680
Northrop Grumman Corp.	40,100	8,528,067
Raytheon Co.	46,800	6,068,556
The Boeing Co.	27,200	3,431,280
TransDigm Group, Inc. (a)	3,000	790,620
United Technologies Corp.	99,700	10,027,826
		56,917,042
Building Products - 3.1%
Building Products - 3.1%
A.O. Smith Corp.	19,700	1,621,310
Fortune Brands Home & Security, Inc.	33,100	1,941,977
Lennox International, Inc.	17,800	2,444,830
		6,008,117
Construction & Engineering - 1.6%
Construction & Engineering - 1.6%
AECOM (a)	99,693	3,201,142
Electrical Equipment - 8.5%
Electrical Components & Equipment - 8.5%
Acuity Brands, Inc.	12,900	3,341,616
AMETEK, Inc.	139,700	6,680,454
Eaton Corp. PLC	92,800	5,719,264
Regal Beloit Corp.	18,928	1,081,357
		16,822,691
Industrial Conglomerates - 26.2%
Industrial Conglomerates - 26.2%
3M Co.	50,300	8,466,496
Danaher Corp.	127,800	12,570,408
General Electric Co.	784,255	23,708,029
Roper Technologies, Inc.	40,400	6,911,632
		51,656,565
Machinery - 25.8%
Agricultural & Farm Machinery - 1.4%
Deere & Co.	33,500	2,756,715
Construction Machinery & Heavy Trucks - 6.8%
Caterpillar, Inc.	67,100	4,865,421
Cummins, Inc.	18,500	2,117,695
Joy Global, Inc. (b)	5,500	93,665
Wabtec Corp.	80,700	6,244,566
		13,321,347
Industrial Machinery - 17.6%
IDEX Corp.	62,000	5,167,080
Illinois Tool Works, Inc.	52,600	5,577,178
Ingersoll-Rand PLC	87,400	5,839,194
Pentair PLC	114,200	6,879,408
Rexnord Corp. (a)	137,914	2,860,336
Xylem, Inc.	187,800	8,387,148
		34,710,344

TOTAL MACHINERY		50,788,406

Trading Companies & Distributors - 3.9%
Trading Companies & Distributors - 3.9%
HD Supply Holdings, Inc. (a)	102,600	3,621,780
MRC Global, Inc. (a)	149,400	2,119,986
MSC Industrial Direct Co., Inc. Class A	24,500	1,836,275
		7,578,041
TOTAL COMMON STOCKS
(Cost $170,369,508)		192,972,004

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.40% (c)	4,968,458	4,968,458
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	93,500	93,500
TOTAL MONEY MARKET FUNDS
(Cost $5,061,958)		5,061,958
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $175,431,466)		198,033,962
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,092,778)
NET ASSETS - 100%		$196,941,184

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,440
Fidelity Securities Lending Cash Central Fund	1,491
Total	$5,931

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $176,157,330. Net unrealized appreciation aggregated $21,876,632, of which $23,564,009 related to appreciated investment securities and $1,687,377 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Industrials Portfolio

May 31, 2016

CYC-QTLY-0716
1.802164.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Aerospace & Defense - 29.6%
Aerospace & Defense - 29.6%
BWX Technologies, Inc.	362,556	$12,751,095
General Dynamics Corp.	304,197	43,156,428
Hexcel Corp.	297,800	13,004,926
Honeywell International, Inc.	551,959	62,829,493
Northrop Grumman Corp.	187,100	39,790,557
Orbital ATK, Inc.	126,261	10,988,495
Raytheon Co.	314,900	40,833,083
Rockwell Collins, Inc.	93,300	8,247,720
Teledyne Technologies, Inc. (a)	298,921	29,333,118
Textron, Inc.	419,919	15,982,117
United Technologies Corp.	519,371	52,238,335
		329,155,367
Air Freight & Logistics - 1.2%
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	181,300	13,593,874
Airlines - 4.7%
Airlines - 4.7%
Southwest Airlines Co.	1,235,600	52,488,288
Building Products - 3.7%
Building Products - 3.7%
A.O. Smith Corp.	302,139	24,866,040
Fortune Brands Home & Security, Inc.	275,100	16,140,117
		41,006,157
Commercial Services & Supplies - 3.4%
Commercial Printing - 0.7%
Deluxe Corp.	126,200	8,219,406
Office Services & Supplies - 2.7%
Regus PLC	2,469,700	11,292,557
West Corp.	860,305	18,152,436
		29,444,993

TOTAL COMMERCIAL SERVICES & SUPPLIES		37,664,399

Construction & Engineering - 4.4%
Construction & Engineering - 4.4%
AECOM (a)	1,535,700	49,311,327
Construction Materials - 0.5%
Construction Materials - 0.5%
Eagle Materials, Inc.	73,300	5,740,856
Diversified Consumer Services - 1.0%
Specialized Consumer Services - 1.0%
ServiceMaster Global Holdings, Inc. (a)	277,600	10,615,424
Electrical Equipment - 5.4%
Electrical Components & Equipment - 5.4%
AMETEK, Inc.	582,054	27,833,822
Eaton Corp. PLC	403,700	24,880,031
Regal Beloit Corp.	120,400	6,878,452
		59,592,305
Energy Equipment & Services - 0.1%
Oil & Gas Equipment & Services - 0.1%
Aspen Aerogels, Inc. (a)	225,598	904,648
Industrial Conglomerates - 20.5%
Industrial Conglomerates - 20.5%
Danaher Corp.	812,521	79,919,566
General Electric Co.	4,923,584	148,839,944
		228,759,510
Machinery - 11.7%
Agricultural & Farm Machinery - 0.0%
Deere & Co.	7,000	576,030
Construction Machinery & Heavy Trucks - 4.3%
Caterpillar, Inc.	273,400	19,824,234
Trinity Industries, Inc.	279,200	5,042,352
Wabtec Corp.	294,000	22,749,720
		47,616,306
Industrial Machinery - 7.4%
Flowserve Corp.	61,800	2,974,434
IDEX Corp.	236,198	19,684,741
Ingersoll-Rand PLC	377,900	25,247,499
Pentair PLC	298,000	17,951,520
Rexnord Corp. (a)	316,800	6,570,432
Snap-On, Inc.	62,600	10,129,932
		82,558,558

TOTAL MACHINERY		130,750,894

Professional Services - 2.6%
Research & Consulting Services - 2.6%
CEB, Inc.	189,200	12,063,392
Verisk Analytics, Inc. (a)	216,950	17,223,661
		29,287,053
Road & Rail - 5.3%
Trucking - 5.3%
J.B. Hunt Transport Services, Inc.	559,220	46,258,678
Old Dominion Freight Lines, Inc. (a)	194,700	12,528,945
		58,787,623
Trading Companies & Distributors - 4.4%
Trading Companies & Distributors - 4.4%
AerCap Holdings NV (a)	299,300	11,699,637
HD Supply Holdings, Inc. (a)	741,148	26,162,524
Wolseley PLC	197,910	11,588,467
		49,450,628
TOTAL COMMON STOCKS
(Cost $932,589,640)		1,097,108,353

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.40% (b)
(Cost $19,551,917)	19,551,917	19,551,917
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $952,141,557)		1,116,660,270
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,113,770)
NET ASSETS - 100%		$1,113,546,500

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,008
Total	$25,008

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,097,108,353	$1,085,519,886	$11,588,467	$--
Money Market Funds	19,551,917	19,551,917	--	--
Total Investments in Securities:	$1,116,660,270	$1,105,071,803	$11,588,467	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $955,733,023. Net unrealized appreciation aggregated $160,927,247, of which $185,178,953 related to appreciated investment securities and $24,251,706 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Insurance Portfolio

May 31, 2016

PRC-QTLY-0716
1.802178.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Banks - 0.3%
Regional Banks - 0.3%
Hilltop Holdings, Inc. (a)	500	$10,220
Huntington Bancshares, Inc.	126,800	1,325,060
		1,335,280
Capital Markets - 1.1%
Asset Management & Custody Banks - 1.1%
Apollo Global Management LLC Class A	153,444	2,519,550
Ares Management LP	254,949	3,594,781
		6,114,331
Consumer Finance - 0.3%
Consumer Finance - 0.3%
J.G. Wentworth Co. (a)(b)	179,100	103,896
OneMain Holdings, Inc. (a)	51,100	1,597,386
		1,701,282
Diversified Financial Services - 2.5%
Multi-Sector Holdings - 2.3%
Berkshire Hathaway, Inc. Class B (a)	89,500	12,578,330
Other Diversified Financial Services - 0.2%
Voya Financial, Inc.	41,200	1,353,832

TOTAL DIVERSIFIED FINANCIAL SERVICES		13,932,162

Hotels, Restaurants & Leisure - 0.0%
Restaurants - 0.0%
J. Alexanders Holdings, Inc. (a)	3,678	38,251
Insurance - 90.0%
Insurance Brokers - 14.8%
Aon PLC	169,100	18,477,557
Arthur J. Gallagher & Co.	199,900	9,661,167
Brown & Brown, Inc.	340,700	12,285,642
Marsh & McLennan Companies, Inc.	447,100	29,539,897
Willis Group Holdings PLC	85,628	10,962,097
		80,926,360
Life & Health Insurance - 25.3%
AFLAC, Inc.	386,100	26,818,506
CNO Financial Group, Inc.	206,300	4,185,827
FBL Financial Group, Inc. Class A	300	18,873
Genworth Financial, Inc. Class A (a)	568,300	2,102,710
Lincoln National Corp.	53,300	2,443,805
MetLife, Inc.	793,175	36,129,121
Pricoa Global Funding I	327,789	25,977,278
Primerica, Inc.	50,700	2,844,777
Principal Financial Group, Inc.	402,400	17,930,944
Sony Financial Holdings, Inc.	133,800	1,619,183
Torchmark Corp.	115,600	7,124,428
Unum Group	307,661	11,358,844
		138,554,296
Multi-Line Insurance - 15.0%
American International Group, Inc.	1,041,500	60,282,020
Assurant, Inc.	51,800	4,526,802
Hartford Financial Services Group, Inc.	267,500	12,082,975
Loews Corp.	114,500	4,634,960
Zurich Insurance Group AG	3,737	904,436
		82,431,193
Property & Casualty Insurance - 32.0%
Allied World Assurance Co. Holdings AG	237,100	8,791,668
Allstate Corp.	316,700	21,380,417
AmTrust Financial Services, Inc.	74,800	1,983,696
Arch Capital Group Ltd. (a)	53,600	3,894,576
Argo Group International Holdings, Ltd.	17,281	909,845
Aspen Insurance Holdings Ltd.	55,500	2,655,675
Assured Guaranty Ltd.	119,000	3,199,910
Axis Capital Holdings Ltd.	15,900	876,885
Beazley PLC	20,596	108,910
Chubb Ltd.	445,805	56,443,371
Employers Holdings, Inc.	800	23,880
esure Group PLC	174,900	719,925
First American Financial Corp.	71,400	2,730,336
FNF Group	126,000	4,403,700
FNFV Group (a)	21,299	256,014
Hanover Insurance Group, Inc.	51,300	4,446,684
Hiscox Ltd.	143,820	2,048,647
Markel Corp. (a)	9,400	8,958,200
MBIA, Inc. (a)	96,000	691,200
Mercury General Corp.	200	10,514
OneBeacon Insurance Group Ltd.	115,900	1,509,018
ProAssurance Corp.	60,900	3,196,641
Progressive Corp.	205,000	6,826,500
Selective Insurance Group, Inc.	23,900	887,885
The Travelers Companies, Inc.	233,700	26,674,518
W.R. Berkley Corp.	25,000	1,425,750
White Mountains Insurance Group Ltd.	400	322,152
XL Group PLC Class A	288,000	9,892,800
		175,269,317
Reinsurance - 2.9%
Alleghany Corp. (a)	4,125	2,247,424
Everest Re Group Ltd.	3,200	573,152
Maiden Holdings Ltd.	700	9,184
Muenchener Rueckversicherungs AG	8,400	1,579,228
Reinsurance Group of America, Inc.	88,133	8,737,506
Third Point Reinsurance Ltd. (a)	46,300	541,710
Validus Holdings Ltd.	50,500	2,458,845
		16,147,049

TOTAL INSURANCE		493,328,215

TOTAL COMMON STOCKS
(Cost $400,656,397)		516,449,521

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.40% (c)	29,950,850	29,950,850
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	53,600	53,600
TOTAL MONEY MARKET FUNDS
(Cost $30,004,450)		30,004,450
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $430,660,847)		546,453,971
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,469,743
NET ASSETS - 100%		$547,923,714

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,959
Fidelity Securities Lending Cash Central Fund	297
Total	$29,256

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$516,449,521	$512,346,674	$4,102,847	$--
Money Market Funds	30,004,450	30,004,450	--	--
Total Investments in Securities:	$546,453,971	$542,351,124	$4,102,847	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $432,912,605. Net unrealized appreciation aggregated $113,541,366, of which $120,476,367 related to appreciated investment securities and $6,935,001 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

IT Services Portfolio

May 31, 2016

BSO-QTLY-0716
1.802158.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Diversified Consumer Services - 0.4%
Specialized Consumer Services - 0.4%
H&R Block, Inc.	383,325	$8,187,822
Electronic Equipment & Components - 0.9%
Electronic Equipment & Instruments - 0.9%
VeriFone Systems, Inc. (a)	722,400	19,071,360
Internet Software & Services - 5.4%
Internet Software & Services - 5.4%
Endurance International Group Holdings, Inc. (a)(b)	3,339,432	31,457,449
GoDaddy, Inc. (a)(b)	1,734,427	56,420,910
Marketo, Inc. (a)	210,470	7,414,858
Q2 Holdings, Inc. (a)	412,620	10,307,248
Rightside Group Ltd. (a)	9,454	85,559
Shopify, Inc. Class A	145,122	4,250,623
Web.com Group, Inc. (a)	8	136
Wix.com Ltd. (a)	188,817	5,222,678
		115,159,461
IT Services - 90.0%
Data Processing & Outsourced Services - 60.9%
Alliance Data Systems Corp. (a)	479,348	106,506,332
Amadeus IT Holding SA Class A	47,500	2,200,446
Automatic Data Processing, Inc.	100,200	8,801,568
Black Knight Financial Services, Inc. Class A	30,800	1,078,000
Broadridge Financial Solutions, Inc.	7,800	500,682
Cardtronics, Inc. (a)	851,900	33,471,151
Cass Information Systems, Inc.	1,852	88,989
Convergys Corp.	85,000	2,396,150
CoreLogic, Inc. (a)	190,100	7,085,027
CSG Systems International, Inc.	100,070	4,253,976
DST Systems, Inc.	41,600	5,030,272
Euronet Worldwide, Inc. (a)	285,600	22,793,736
Everi Holdings, Inc. (a)	1,204,700	1,722,721
EVERTEC, Inc.	417,600	6,393,456
ExlService Holdings, Inc. (a)	919,470	47,628,546
Fidelity National Information Services, Inc.	918,900	68,246,703
First Data Corp. Class A (a)	1,149,700	14,405,741
Fiserv, Inc. (a)	672,300	70,813,359
FleetCor Technologies, Inc. (a)	241,000	35,882,490
Global Payments, Inc.	618,581	48,057,558
Jack Henry & Associates, Inc.	1,600	135,088
MasterCard, Inc. Class A	2,014,400	193,180,960
Maximus, Inc.	552,100	31,828,565
MoneyGram International, Inc. (a)	1,309,749	8,500,271
Paychex, Inc.	1,800	97,596
PayPal Holdings, Inc. (a)	2,121,500	80,171,485
Sabre Corp.	1,468,600	41,370,462
Sykes Enterprises, Inc. (a)	37,200	1,109,304
Syntel, Inc. (a)	82,500	3,801,600
Teletech Holdings, Inc.	2,000	54,600
The Western Union Co.	5,100	99,195
Total System Services, Inc.	177,800	9,547,860
Travelport Worldwide Ltd.	1,417,324	18,765,370
Vantiv, Inc. (a)	484,000	26,024,680
Visa, Inc. Class A	4,342,448	342,792,843
WEX, Inc. (a)	229,200	21,145,992
WNS Holdings Ltd. sponsored ADR (a)	999,029	30,470,385
		1,296,453,159
IT Consulting & Other Services - 29.1%
Accenture PLC Class A	1,124,200	133,746,074
Acxiom Corp. (a)	235,500	4,987,890
Booz Allen Hamilton Holding Corp. Class A	1,585,200	46,398,804
CACI International, Inc. Class A (a)	11,800	1,189,086
Capgemini SA (b)	330,700	31,533,603
Cognizant Technology Solutions Corp. Class A (a)	2,185,732	134,291,374
Computer Sciences Corp.	96,600	4,752,720
CSRA, Inc.	52,900	1,310,333
EPAM Systems, Inc. (a)	755,200	57,780,352
Forrester Research, Inc.	130,400	4,800,024
Gartner, Inc. Class A (a)	419,076	42,586,503
IBM Corp.	615,150	94,573,161
Leidos Holdings, Inc.	27,525	1,359,735
Luxoft Holding, Inc. (a)	384,050	24,940,207
Perficient, Inc. (a)	28,300	592,885
Science Applications International Corp.	70,800	3,863,556
Teradata Corp. (a)	3,500	99,190
Unisys Corp. (a)	273,390	2,307,412
Virtusa Corp. (a)	811,198	28,578,506
		619,691,415

TOTAL IT SERVICES		1,916,144,574

Professional Services - 1.7%
Human Resource & Employment Services - 0.7%
TriNet Group, Inc. (a)	719,600	14,499,940
Research & Consulting Services - 1.0%
ICF International, Inc. (a)	527,911	21,528,211

TOTAL PROFESSIONAL SERVICES		36,028,151

Software - 0.6%
Application Software - 0.6%
Globant SA (a)	334,871	13,441,722
Technology Hardware, Storage & Peripherals - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Nimble Storage, Inc. (a)(b)	283,100	2,528,083
TOTAL COMMON STOCKS
(Cost $1,676,505,333)		2,110,561,173

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.40% (c)	16,926,202	16,926,202
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	55,868,565	55,868,565
TOTAL MONEY MARKET FUNDS
(Cost $72,794,767)		72,794,767
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $1,749,300,100)		2,183,355,940
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(53,160,363)
NET ASSETS - 100%		$2,130,195,577

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,809
Fidelity Securities Lending Cash Central Fund	64,811
Total	$80,620

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $1,752,746,957. Net unrealized appreciation aggregated $430,608,983, of which $494,765,532 related to appreciated investment securities and $64,156,549 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Leisure Portfolio

May 31, 2016

LEI-QTLY-0716
1.802179.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Automobiles - 0.3%
Automobile Manufacturers - 0.3%
General Motors Co.	34,000	$1,063,520
Commercial Services & Supplies - 0.9%
Diversified Support Services - 0.9%
KAR Auction Services, Inc.	87,000	3,570,480
Diversified Consumer Services - 5.7%
Education Services - 2.2%
2U, Inc. (a)	94,885	2,641,598
Houghton Mifflin Harcourt Co. (a)	367,932	6,328,430
		8,970,028
Specialized Consumer Services - 3.5%
H&R Block, Inc.	267,500	5,713,800
ServiceMaster Global Holdings, Inc. (a)	221,234	8,459,988
		14,173,788

TOTAL DIVERSIFIED CONSUMER SERVICES		23,143,816

Food Products - 0.7%
Packaged Foods & Meats - 0.7%
Amplify Snack Brands, Inc. (b)	59,700	779,085
Greencore Group PLC	372,300	1,858,694
		2,637,779
Hotels, Restaurants & Leisure - 89.4%
Casinos & Gaming - 8.8%
Boyd Gaming Corp. (a)	25,800	487,878
Las Vegas Sands Corp.	540,776	25,005,482
MGM Mirage, Inc. (a)	450,800	10,300,780
		35,794,140
Hotels, Resorts & Cruise Lines - 14.6%
Extended Stay America, Inc. unit (b)	291,551	4,157,517
Hilton Worldwide Holdings, Inc.	714,193	14,840,931
Marriott International, Inc. Class A (b)	291,196	19,230,584
Royal Caribbean Cruises Ltd.	46,100	3,567,679
Wyndham Worldwide Corp.	260,402	17,548,491
		59,345,202
Leisure Facilities - 3.9%
Cedar Fair LP (depositary unit)	55,543	3,334,246
Vail Resorts, Inc.	94,092	12,349,575
		15,683,821
Restaurants - 62.1%
Buffalo Wild Wings, Inc. (a)	47,434	6,896,429
Chipotle Mexican Grill, Inc. (a)	39,010	17,240,860
Dave & Buster's Entertainment, Inc. (a)	76,014	2,966,826
Del Frisco's Restaurant Group, Inc. (a)	181,600	2,807,536
Domino's Pizza, Inc.	70,800	8,558,304
Dunkin' Brands Group, Inc.	104,200	4,510,818
El Pollo Loco Holdings, Inc. (a)(b)	76,526	851,734
Fiesta Restaurant Group, Inc. (a)	197,908	4,973,428
Habit Restaurants, Inc. Class A (a)(b)	12,200	218,258
Jack in the Box, Inc.	140,287	11,952,452
McDonald's Corp.	396,010	48,336,981
Panera Bread Co. Class A (a)	37,886	8,302,717
Papa John's International, Inc. (b)	80,443	5,095,260
Restaurant Brands International, Inc.	14,300	597,037
Ruth's Hospitality Group, Inc.	237,819	3,950,174
Sonic Corp.	280,963	8,369,888
Starbucks Corp.	1,501,000	82,389,890
Whitbread PLC	22,726	1,386,388
Wingstop, Inc. (b)	73,250	2,043,675
Yum! Brands, Inc.	377,936	31,024,766
		252,473,421

TOTAL HOTELS, RESTAURANTS & LEISURE		363,296,584

Household Durables - 0.1%
Household Appliances - 0.1%
Helen of Troy Ltd. (a)	4,700	483,301
Internet & Catalog Retail - 0.3%
Internet Retail - 0.3%
Amazon.com, Inc. (a)	1,700	1,228,743
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Facebook, Inc. Class A (a)	17,300	2,055,413
JUST EAT Ltd. (a)	181,400	1,194,374
		3,249,787
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
Visa, Inc. Class A	13,200	1,042,008
Leisure Products - 0.3%
Leisure Products - 0.3%
Vista Outdoor, Inc. (a)	22,600	1,134,068
Media - 0.5%
Cable & Satellite - 0.2%
Charter Communications, Inc. (a)	3,888	851,239
Movies & Entertainment - 0.3%
The Walt Disney Co.	12,200	1,210,484

TOTAL MEDIA		2,061,723

Personal Products - 0.1%
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A (b)	14,724	580,862
Specialty Retail - 0.4%
Apparel Retail - 0.2%
L Brands, Inc.	15,500	1,062,525
Specialty Stores - 0.2%
Sally Beauty Holdings, Inc. (a)	25,600	735,232

TOTAL SPECIALTY RETAIL		1,797,757

Textiles, Apparel & Luxury Goods - 0.1%
Apparel, Accessories & Luxury Goods - 0.1%
PVH Corp.	4,465	418,817
TOTAL COMMON STOCKS
(Cost $271,907,970)		405,709,245

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.40% (c)	888,850	888,850
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	23,641,815	23,641,815
TOTAL MONEY MARKET FUNDS
(Cost $24,530,665)		24,530,665
TOTAL INVESTMENT PORTFOLIO - 105.9%
(Cost $296,438,635)		430,239,910
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(23,977,725)
NET ASSETS - 100%		$406,262,185

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,350
Fidelity Securities Lending Cash Central Fund	46,985
Total	$59,335

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $301,283,679. Net unrealized appreciation aggregated $128,956,231, of which $150,002,902 related to appreciated investment securities and $21,046,671 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Materials Portfolio

May 31, 2016

IND-QTLY-0716
1.802177.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Chemicals - 71.2%
Commodity Chemicals - 8.4%
LyondellBasell Industries NV Class A	900,096	$73,231,811
Olin Corp.	793,100	18,249,231
Orion Engineered Carbons SA	1,134,034	17,997,120
Trinseo SA (a)(b)	301,100	14,178,799
		123,656,961
Diversified Chemicals - 28.3%
E.I. du Pont de Nemours & Co.	3,379,000	221,020,388
Eastman Chemical Co.	1,496,548	109,786,761
Ingevity Corp. (a)	607,519	17,703,104
The Dow Chemical Co.	1,385,700	71,169,552
		419,679,805
Fertilizers & Agricultural Chemicals - 12.3%
Agrium, Inc.	146,500	13,221,699
CF Industries Holdings, Inc.	1,250,310	34,583,575
Monsanto Co.	1,040,130	116,983,421
Potash Corp. of Saskatchewan, Inc.	1,041,500	16,996,302
		181,784,997
Specialty Chemicals - 22.2%
Albemarle Corp. U.S.	10,700	839,950
Ashland, Inc.	524,600	59,468,656
Ecolab, Inc.	605,820	71,026,337
Frutarom Industries Ltd.	270,296	13,168,572
NewMarket Corp.	58,129	23,542,245
PPG Industries, Inc.	667,500	71,876,400
Symrise AG	58,000	3,639,055
Valspar Corp.	222,600	24,112,032
W.R. Grace & Co.	796,640	61,851,130
		329,524,377

TOTAL CHEMICALS		1,054,646,140

Construction Materials - 4.6%
Construction Materials - 4.6%
Eagle Materials, Inc.	881,515	69,040,255
Containers & Packaging - 19.9%
Metal & Glass Containers - 5.0%
Ball Corp.	1,015,391	73,412,769
Paper Packaging - 14.9%
Graphic Packaging Holding Co.	6,258,495	83,863,833
Sealed Air Corp.	553,500	25,704,540
WestRock Co.	2,816,519	111,562,318
		221,130,691

TOTAL CONTAINERS & PACKAGING		294,543,460

Energy Equipment & Services - 0.1%
Oil & Gas Equipment & Services - 0.1%
Aspen Aerogels, Inc. (a)	340,453	1,365,217
Metals & Mining - 3.4%
Diversified Metals & Mining - 3.4%
Compass Minerals International, Inc.	366,700	28,584,265
Rio Tinto PLC	791,100	22,046,158
		50,630,423
TOTAL COMMON STOCKS
(Cost $1,265,266,290)		1,470,225,495

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.40% (c)	16,176,095	16,176,095
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	82,875	82,875
TOTAL MONEY MARKET FUNDS
(Cost $16,258,970)		16,258,970
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $1,281,525,260)		1,486,484,465
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,415,961)
NET ASSETS - 100%		$1,482,068,504

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,947
Fidelity Securities Lending Cash Central Fund	22,088
Total	$42,035

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,470,225,495	$1,448,179,337	$22,046,158	$--
Money Market Funds	16,258,970	16,258,970	--	--
Total Investments in Securities:	$1,486,484,465	$1,464,438,307	$22,046,158	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $1,287,864,156. Net unrealized appreciation aggregated $198,620,309, of which $252,715,747 related to appreciated investment securities and $54,095,438 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Medical Equipment and Systems Portfolio

May 31, 2016

MES-QTLY-0716
1.802181.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Biotechnology - 1.1%
Biotechnology - 1.1%
Puma Biotechnology, Inc. (a)	160,761	$6,075,158
Vertex Pharmaceuticals, Inc. (a)	200,000	18,630,000
		24,705,158
Health Care Equipment & Supplies - 91.1%
Health Care Equipment - 81.9%
Abbott Laboratories	2,050,000	81,241,500
Atricure, Inc. (a)	1,400,000	20,286,000
Becton, Dickinson & Co.	140,000	23,303,000
Boston Scientific Corp. (a)	10,800,000	245,268,000
Cardiovascular Systems, Inc. (a)	500,000	8,445,000
CONMED Corp.	280,000	11,149,600
DexCom, Inc. (a)	800,000	51,592,000
Edwards Lifesciences Corp. (a)	1,073,000	105,690,500
Fukuda Denshi Co. Ltd.	262,200	13,400,634
Genmark Diagnostics, Inc. (a)	1,385,780	10,434,923
HeartWare International, Inc. (a)	396,181	11,647,721
Inogen, Inc. (a)	400,000	19,096,000
Insulet Corp. (a)	532,500	15,985,650
Integra LifeSciences Holdings Corp. (a)	720,000	53,791,200
Intuitive Surgical, Inc. (a)	235,000	149,156,850
Invuity, Inc. (b)	520,000	3,250,000
K2M Group Holdings, Inc. (a)	600,000	7,500,000
LDR Holding Corp. (a)	900,000	18,927,000
LivaNova PLC (a)	400,000	19,524,000
Masimo Corp. (a)	330,000	16,414,200
Medtronic PLC	6,370,000	512,657,601
Natus Medical, Inc. (a)	460,000	14,871,800
Neovasc, Inc. (a)	2,500,000	980,500
Nevro Corp. (a)(b)	360,000	25,099,200
NxStage Medical, Inc. (a)	1,100,000	20,790,000
ResMed, Inc.	800,000	47,248,000
St. Jude Medical, Inc.	400,000	31,344,000
Steris PLC	280,000	19,440,400
Stryker Corp.	640,000	71,142,400
Teleflex, Inc.	135,000	21,748,500
Wright Medical Group NV (a)	2,316,774	44,806,409
Zeltiq Aesthetics, Inc. (a)(b)	506,256	14,408,046
Zimmer Biomet Holdings, Inc.	928,000	113,318,080
		1,823,958,714
Health Care Supplies - 9.2%
Alere, Inc. (a)	41,552	1,784,658
ASAHI INTECC Co. Ltd.	228,000	11,458,279
Endologix, Inc. (a)(b)	1,279,999	16,217,587
ICU Medical, Inc. (a)	275,000	28,597,250
Penumbra, Inc. (a)(b)	410,000	21,643,900
The Cooper Companies, Inc.	440,000	71,636,400
The Spectranetics Corp. (a)(b)	2,000,000	36,640,000
Vascular Solutions, Inc. (a)	450,000	17,140,500
		205,118,574

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,029,077,288

Health Care Providers & Services - 0.8%
Health Care Services - 0.8%
Miraca Holdings, Inc.	260,000	10,920,739
Teladoc, Inc.	650,000	7,429,500
		18,350,239
Health Care Technology - 1.1%
Health Care Technology - 1.1%
athenahealth, Inc. (a)	4,400	558,228
Castlight Health, Inc. (a)	999,300	4,207,053
Castlight Health, Inc. Class B (a)	700,000	2,947,000
HTG Molecular Diagnostics (c)	673,461	1,946,302
Medidata Solutions, Inc. (a)	333,500	15,320,990
		24,979,573
Life Sciences Tools & Services - 2.1%
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	800,000	36,712,000
Bruker Corp.	350,000	9,240,000
		45,952,000
Pharmaceuticals - 2.0%
Pharmaceuticals - 2.0%
Allergan PLC (a)	100,000	23,575,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	400,000	20,748,000
		44,323,000
TOTAL COMMON STOCKS
(Cost $1,655,576,597)		2,187,387,258

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 0.4%
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(d)	455,526	3,858,305
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc. Series B (a)(d)	3,307,754	4,763,166

TOTAL CONVERTIBLE PREFERRED STOCKS		8,621,471

Nonconvertible Preferred Stocks - 0.8%
Health Care Equipment & Supplies - 0.8%
Health Care Equipment - 0.8%
Sartorius AG (non-vtg.)	69,000	19,058,860
TOTAL PREFERRED STOCKS
(Cost $16,432,148)		27,680,331

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.40% (e)	23,831,676	23,831,676
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	58,067,575	58,067,575
TOTAL MONEY MARKET FUNDS
(Cost $81,899,251)		81,899,251
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $1,753,907,996)		2,296,966,840
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(68,901,813)
NET ASSETS - 100%		$2,228,065,027

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,621,471 or 0.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$3,000,003
Outset Medical, Inc. Series B	5/5/15 - 6/5/15	$7,500,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,701
Fidelity Securities Lending Cash Central Fund	60,278
Total	$69,979

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
HTG Molecular Diagnostics	$1,939,568	$--	$--	$--	$1,946,302
Total	$1,939,568	$--	$--	$--	$1,946,302

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,187,387,258	$2,151,607,606	$35,779,652	$--
Preferred Stocks	27,680,331	19,058,860	--	8,621,471
Money Market Funds	81,899,251	81,899,251	--	--
Total Investments in Securities:	$2,296,966,840	$2,252,565,717	$35,779,652	$8,621,471

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $1,758,791,395. Net unrealized appreciation aggregated $538,175,445, of which $629,760,686 related to appreciated investment securities and $91,585,241 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Multimedia Portfolio

May 31, 2016

BAM-QTLY-0716
1.802182.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Internet & Catalog Retail - 7.0%
Internet Retail - 7.0%
Expedia, Inc.	76,400	$8,498,736
Netflix, Inc. (a)	182,000	18,667,740
Wayfair LLC Class A (a)(b)	315,200	12,979,936
		40,146,412
Internet Software & Services - 6.6%
Internet Software & Services - 6.6%
Alphabet, Inc.:
Class A	10,900	8,162,465
Class C	11,114	8,176,792
Facebook, Inc. Class A (a)	184,200	21,884,802
		38,224,059
Media - 85.6%
Advertising - 3.8%
Interpublic Group of Companies, Inc.	638,600	15,262,540
Omnicom Group, Inc.	78,600	6,549,738
		21,812,278
Broadcasting - 3.0%
CBS Corp. Class B	236,300	13,043,760
Cumulus Media, Inc. Class A (a)	210	67
Discovery Communications, Inc.:
Class A (a)	450	12,533
Class C (non-vtg.) (a)	158,500	4,243,045
Entercom Communications Corp. Class A	3,053	38,773
		17,338,178
Cable & Satellite - 39.3%
AMC Networks, Inc. Class A (a)	198,100	12,666,514
Charter Communications, Inc. (a)	199,771	43,737,863
Comcast Corp. Class A	1,814,750	114,873,675
DISH Network Corp. Class A (a)	232,300	11,591,770
Liberty Broadband Corp.:
Class A (a)	35,623	2,059,009
Class C (a)	92,640	5,357,371
Liberty Global PLC:
Class A (a)	26,938	1,006,134
Class C (a)	532,047	19,222,858
Sirius XM Holdings, Inc. (a)(b)	898,800	3,613,176
Starz Series A (a)	480,600	12,976,200
		227,104,570
Movies & Entertainment - 39.5%
AMC Entertainment Holdings, Inc. Class A	12,185	350,197
Liberty Media Corp.:
rights 6/16/16 (a)	9,822	21,510
Liberty Braves Class C (a)(b)	20,898	313,470
Liberty Media Class C (a)	52,246	990,062
Liberty SiriusXM Class C (a)	211,186	6,641,800
Lions Gate Entertainment Corp. (b)	694,177	15,480,147
Live Nation Entertainment, Inc. (a)	464,100	11,208,015
The Madison Square Garden Co. (a)	65,899	11,040,059
The Walt Disney Co.	1,306,804	129,661,094
Time Warner, Inc.	381,082	28,832,664
Twenty-First Century Fox, Inc. Class A	593,707	17,146,258
Viacom, Inc. Class B (non-vtg.)	137,800	6,114,186
		227,799,462
Publishing - 0.0%
Gannett Co., Inc.	6,937	108,356

TOTAL MEDIA		494,162,844

TOTAL COMMON STOCKS
(Cost $352,840,904)		572,533,315

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.40% (c)	148,959	148,959
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	26,730,700	26,730,700
TOTAL MONEY MARKET FUNDS
(Cost $26,879,659)		26,879,659
TOTAL INVESTMENT PORTFOLIO - 103.8%
(Cost $379,720,563)		599,412,974
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(22,044,707)
NET ASSETS - 100%		$577,368,267

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,224
Fidelity Securities Lending Cash Central Fund	342,330
Total	$343,554

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $380,932,936. Net unrealized appreciation aggregated $218,480,038, of which $237,341,553 related to appreciated investment securities and $18,861,515 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Gas Portfolio

May 31, 2016

GAS-QTLY-0716
1.802183.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Energy Equipment & Services - 23.8%
Oil & Gas Drilling - 1.3%
Archer (a)(b)	471,159	$362,707
Patterson-UTI Energy, Inc.	259,800	4,834,878
		5,197,585
Oil & Gas Equipment & Services - 22.5%
Baker Hughes, Inc.	793,700	36,811,809
Era Group, Inc. (a)	196,500	1,880,505
Exterran Corp. (a)	246,200	3,084,886
Forum Energy Technologies, Inc. (a)	176,900	2,968,382
Halliburton Co.	301,300	12,708,834
National Oilwell Varco, Inc.	61,100	2,013,245
Oil States International, Inc. (a)	64,800	2,129,328
Schlumberger Ltd.	263,632	20,115,122
U.S. Silica Holdings, Inc. (b)	104,600	2,984,238
Weatherford International Ltd. (a)	652,700	3,661,647
		88,357,996

TOTAL ENERGY EQUIPMENT & SERVICES		93,555,581

Gas Utilities - 2.8%
Gas Utilities - 2.8%
Atmos Energy Corp.	112,230	8,181,567
Southwest Gas Corp.	41,900	2,909,117
		11,090,684
Oil, Gas & Consumable Fuels - 69.7%
Oil & Gas Exploration & Production - 58.8%
Advantage Oil & Gas Ltd. (a)	1,039,300	6,110,499
Anadarko Petroleum Corp.	350,800	18,192,488
Cabot Oil & Gas Corp.	71,824	1,721,621
Cimarex Energy Co.	74,400	8,651,232
ConocoPhillips Co.	325,400	14,249,266
Continental Resources, Inc. (a)	76,500	3,217,590
Crescent Point Energy Corp.	462,200	7,824,639
Crew Energy, Inc. (a)	2,956,100	12,420,872
Crown Point Energy, Inc. (a)(c)	181,658	6,926
Devon Energy Corp.	915,046	33,024,010
Encana Corp.	3,873,100	30,746,155
EQT Corp.	95,500	6,995,375
Gulfport Energy Corp. (a)	159,500	4,903,030
Hess Corp.	341,200	20,448,116
Lekoil Ltd. (a)(b)	5,574,900	1,473,579
Marathon Oil Corp.	1,610,300	21,046,621
Noble Energy, Inc.	167,600	5,991,700
Northern Blizzard Resources, Inc. (b)	1,960,600	6,847,560
Oasis Petroleum, Inc. (a)	224,000	2,248,960
Savannah Petroleum PLC (a)	2,400,000	821,214
Southwestern Energy Co. (a)(b)	401,300	5,485,771
Surge Energy, Inc. (b)	4,377,200	8,411,594
Whiting Petroleum Corp. (a)(b)	886,200	10,944,570
		231,783,388
Oil & Gas Storage & Transport - 10.9%
Boardwalk Pipeline Partners, LP	1,168,300	20,632,178
ONEOK, Inc.	102,100	4,415,825
Spectra Energy Corp.	100,700	3,208,302
Teekay Tankers Ltd.	658,400	2,330,736
The Williams Companies, Inc.	159,000	3,523,440
TransCanada Corp.	149,700	6,203,300
TransCanada Corp. rights	61,900	2,548,504
		42,862,285

TOTAL OIL, GAS & CONSUMABLE FUELS		274,645,673

TOTAL COMMON STOCKS
(Cost $528,532,746)		379,291,938

Money Market Funds - 10.6%
Fidelity Cash Central Fund, 0.40% (d)	17,095,212	17,095,212
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	24,659,202	24,659,202
TOTAL MONEY MARKET FUNDS
(Cost $41,754,414)		41,754,414
TOTAL INVESTMENT PORTFOLIO - 106.9%
(Cost $570,287,160)		421,046,352
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(27,192,686)
NET ASSETS - 100%		$393,853,666

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,926 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,750
Fidelity Securities Lending Cash Central Fund	65,873
Total	$77,623

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$379,291,938	$378,470,724	$--	$821,214
Money Market Funds	41,754,414	41,754,414	--	--
Total Investments in Securities:	$421,046,352	$420,225,138	$--	$821,214

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $574,812,126. Net unrealized depreciation aggregated $153,765,774, of which $28,819,561 related to appreciated investment securities and $182,585,335 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Resources Portfolio

May 31, 2016

NAT-QTLY-0716
1.802184.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Chemicals - 1.3%
Commodity Chemicals - 0.6%
LyondellBasell Industries NV Class A	62,700	$5,101,272
Diversified Chemicals - 0.7%
Eastman Chemical Co.	54,800	4,020,128
Ingevity Corp. (a)	42,650	1,242,821
		5,262,949

TOTAL CHEMICALS		10,364,221

Containers & Packaging - 4.9%
Metal & Glass Containers - 2.0%
Ball Corp. (b)	165,500	11,965,650
Berry Plastics Group, Inc. (a)	90,800	3,556,636
		15,522,286
Paper Packaging - 2.9%
Graphic Packaging Holding Co.	400,900	5,372,060
Packaging Corp. of America	110,400	7,532,592
WestRock Co.	255,900	10,136,199
		23,040,851

TOTAL CONTAINERS & PACKAGING		38,563,137

Energy Equipment & Services - 17.3%
Oil & Gas Drilling - 1.3%
Nabors Industries Ltd.	785,700	7,385,580
Odfjell Drilling A/S (a)	701,200	393,951
Trinidad Drilling Ltd.	220,400	396,648
Xtreme Drilling & Coil Services Corp. (a)	1,009,400	1,924,353
		10,100,532
Oil & Gas Equipment & Services - 16.0%
Baker Hughes, Inc.	733,100	34,001,178
Bristow Group, Inc.	20,600	276,246
Dril-Quip, Inc. (a)	109,425	6,678,208
Exterran Corp. (a)	21,000	263,130
Frank's International NV	426,900	6,834,669
Halliburton Co.	180,300	7,605,054
Newpark Resources, Inc. (a)	660,300	3,030,777
Oceaneering International, Inc.	187,200	6,188,832
RigNet, Inc. (a)	66,800	830,324
Schlumberger Ltd.	768,465	58,633,879
Superior Energy Services, Inc.	48,000	827,520
Tesco Corp.	197,700	1,447,164
Total Energy Services, Inc.	100,800	1,089,210
		127,706,191

TOTAL ENERGY EQUIPMENT & SERVICES		137,806,723

Independent Power and Renewable Electricity Producers - 0.7%
Renewable Electricity - 0.7%
NextEra Energy Partners LP	200,900	5,731,677
Metals & Mining - 1.8%
Diversified Metals & Mining - 0.1%
Hi-Crush Partners LP	113,900	993,208
Gold - 1.7%
B2Gold Corp. (a)	887,500	1,637,816
Franco-Nevada Corp.	28,500	1,802,562
Randgold Resources Ltd. sponsored ADR	119,280	10,056,497
		13,496,875

TOTAL METALS & MINING		14,490,083

Oil, Gas & Consumable Fuels - 72.4%
Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc. (b)	154,200	2,368,512
Integrated Oil & Gas - 2.4%
Cenovus Energy, Inc.	46,300	698,022
Chevron Corp.	59,000	5,959,000
Exxon Mobil Corp.	66,900	5,955,438
Occidental Petroleum Corp.	68,600	5,175,184
Suncor Energy, Inc.	59,200	1,635,127
		19,422,771
Oil & Gas Exploration & Production - 57.1%
Anadarko Petroleum Corp.	532,600	27,620,636
Apache Corp.	261,400	14,936,396
Bankers Petroleum Ltd. (a)	411,800	643,756
Black Stone Minerals LP	104,196	1,601,493
Cabot Oil & Gas Corp.	241,400	5,786,358
California Resources Corp.	217,960	331,299
Callon Petroleum Co. (a)	324,000	3,690,360
Canadian Natural Resources Ltd.	406,900	12,092,037
Carrizo Oil & Gas, Inc. (a)	370,600	14,268,100
Cimarex Energy Co.	204,300	23,756,004
Concho Resources, Inc. (a)	172,600	20,943,284
ConocoPhillips Co.	252,900	11,074,491
Continental Resources, Inc. (a)(b)	282,800	11,894,568
Denbury Resources, Inc.	62,700	251,427
Devon Energy Corp.	277,600	10,018,584
Diamondback Energy, Inc.	295,200	26,848,440
EOG Resources, Inc.	636,900	51,818,184
EQT Corp.	10,200	747,150
Evolution Petroleum Corp.	78,400	438,256
Gran Tierra Energy, Inc. (Canada) (a)	310,800	914,850
Gulfport Energy Corp. (a)	86,850	2,669,769
Hess Corp.	412,600	24,727,118
Marathon Oil Corp.	920,800	12,034,856
Matador Resources Co. (a)(b)	15,400	349,888
Murphy Oil Corp.	96,600	2,985,906
Newfield Exploration Co. (a)	808,900	32,978,853
Noble Energy, Inc.	911,800	32,596,850
Oasis Petroleum, Inc. (a)	259,700	2,607,388
Parsley Energy, Inc. Class A (a)	386,100	10,065,627
PDC Energy, Inc. (a)	283,000	16,428,150
Pioneer Natural Resources Co.	77,600	12,440,832
QEP Resources, Inc.	291,900	5,438,097
Range Resources Corp.	41,100	1,750,449
Rice Energy, Inc. (a)	534,700	10,827,675
Ring Energy, Inc. (a)	243,900	1,973,151
RSP Permian, Inc. (a)	201,200	6,625,516
Seven Generations Energy Ltd. (a)	423,200	8,519,831
SM Energy Co. (b)	524,000	16,516,480
Southwestern Energy Co. (a)	94,800	1,295,916
TAG Oil Ltd. (a)	615,100	389,319
Whiting Petroleum Corp. (a)	923,100	11,400,285
		454,297,629
Oil & Gas Refining & Marketing - 4.2%
Keyera Corp. (b)	120,700	3,600,705
Valero Energy Corp.	475,000	25,982,500
World Fuel Services Corp.	81,200	3,732,764
		33,315,969
Oil & Gas Storage & Transport - 8.4%
Cheniere Energy Partners LP Holdings LLC	170,300	3,397,485
Cheniere Energy, Inc. (a)	343,400	11,033,442
Enterprise Products Partners LP	344,000	9,549,440
Gener8 Maritime, Inc. (a)	59,600	430,908
Golar LNG Ltd. (b)	167,000	2,905,800
Kinder Morgan, Inc.	928,300	16,783,664
Magellan Midstream Partners LP	71,000	4,973,550
Rice Midstream Partners LP	125,500	2,295,395
Shell Midstream Partners LP	79,000	2,666,250
Targa Resources Corp.	178,300	7,636,589
Teekay LNG Partners LP	50,500	705,485
The Williams Companies, Inc.	124,600	2,761,136
Williams Partners LP	56,400	1,800,288
		66,939,432

TOTAL OIL, GAS & CONSUMABLE FUELS		576,344,313

TOTAL COMMON STOCKS
(Cost $715,756,913)		783,300,154

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 0.40% (c)	11,653,091	11,653,091
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	38,305,105	38,305,105
TOTAL MONEY MARKET FUNDS
(Cost $49,958,196)		49,958,196
TOTAL INVESTMENT PORTFOLIO - 104.7%
(Cost $765,715,109)		833,258,350
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(37,151,657)
NET ASSETS - 100%		$796,106,693

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,364
Fidelity Securities Lending Cash Central Fund	42,881
Total	$54,245

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $786,397,225. Net unrealized appreciation aggregated $46,861,125, of which $109,243,871 related to appreciated investment securities and $62,382,746 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Pharmaceuticals Portfolio

May 31, 2016

PHR-QTLY-0716
1.802187.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Biotechnology - 10.0%
Biotechnology - 10.0%
AbbVie, Inc.	685,490	$43,137,886
Ablynx NV (a)(b)	560,900	8,940,023
Acorda Therapeutics, Inc. (a)	125,800	3,579,010
Advanced Accelerator Applications SA sponsored ADR	55,240	1,646,152
Affimed NV (a)	630,900	2,246,004
Alexion Pharmaceuticals, Inc. (a)	54,986	8,297,387
Alnylam Pharmaceuticals, Inc. (a)	38,500	2,761,220
Amgen, Inc.	152,200	24,039,990
Atara Biotherapeutics, Inc. (a)	93,000	1,684,230
BeiGene Ltd. ADR	47,333	1,337,157
Bellicum Pharmaceuticals, Inc. (a)(b)	177,000	2,065,590
Biogen, Inc. (a)	25,400	7,359,142
BioMarin Pharmaceutical, Inc. (a)	50,200	4,500,430
bluebird bio, Inc. (a)	600	27,150
Celator Pharmaceuticals, Inc. (a)(b)	164,700	4,954,176
Corvus Pharmaceuticals, Inc. (b)	133,000	1,868,650
Cytokinetics, Inc. (a)(b)	293,700	2,393,655
Eagle Pharmaceuticals, Inc. (a)(b)	69,500	3,303,335
Five Prime Therapeutics, Inc. (a)	53,700	2,455,164
Ligand Pharmaceuticals, Inc. Class B (a)	26,100	3,121,299
Loxo Oncology, Inc. (a)	118,886	3,209,922
Macrogenics, Inc. (a)	142,500	3,642,300
Pfenex, Inc. (a)	33,109	230,439
ProNai Therapeutics, Inc. (a)(b)	294,294	1,848,166
Spark Therapeutics, Inc. (a)	800	44,760
TESARO, Inc. (a)	63,900	2,958,570
Trevena, Inc. (a)	250,000	1,830,000
Ultragenyx Pharmaceutical, Inc. (a)	500	36,550
uniQure B.V. (a)	125,000	1,693,125
Vertex Pharmaceuticals, Inc. (a)	114,700	10,684,305
Xencor, Inc. (a)	208,100	2,940,453
		158,836,240
Chemicals - 0.3%
Specialty Chemicals - 0.3%
Codexis, Inc. (a)	1,337,621	5,082,960
Food & Staples Retailing - 0.4%
Drug Retail - 0.4%
Tsuruha Holdings, Inc.	64,400	6,669,608
Food Products - 0.7%
Packaged Foods & Meats - 0.7%
Mead Johnson Nutrition Co. Class A	139,200	11,453,376
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
LivaNova PLC (a)	1	49
Health Care Providers & Services - 1.0%
Health Care Distributors & Services - 1.0%
McKesson Corp.	83,800	15,347,132
Household Products - 0.8%
Household Products - 0.8%
Reckitt Benckiser Group PLC	127,918	12,735,430
Life Sciences Tools & Services - 1.2%
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	354,500	16,268,005
Nanostring Technologies, Inc. (a)	120,000	1,629,600
		17,897,605
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	64,000
Pharmaceuticals - 84.9%
Pharmaceuticals - 84.9%
Akorn, Inc. (a)(b)	292,400	8,739,836
Allergan PLC (a)	371,638	87,613,659
Amphastar Pharmaceuticals, Inc. (a)	803,200	12,634,336
ANI Pharmaceuticals, Inc. (a)(b)	83,200	4,505,280
Astellas Pharma, Inc.	694,200	9,432,810
AstraZeneca PLC sponsored ADR	233,200	6,926,040
Bristol-Myers Squibb Co.	1,113,110	79,809,987
Catalent, Inc. (a)	446,344	12,551,193
Cempra, Inc. (a)	103,600	1,946,644
DepoMed, Inc. (a)(b)	374,700	7,655,121
Eisai Co. Ltd.	132,100	8,147,775
Eli Lilly & Co.	1,028,200	77,145,846
Endo International PLC (a)	1,176,900	18,606,789
GlaxoSmithKline PLC sponsored ADR	2,975,000	126,050,750
Horizon Pharma PLC (a)	995,600	17,154,188
Impax Laboratories, Inc. (a)	310,500	10,603,575
Intra-Cellular Therapies, Inc. (a)	4,000	154,800
Jazz Pharmaceuticals PLC (a)	249,000	37,738,440
Jiangsu Hengrui Medicine Co. Ltd.	954,177	6,658,903
Johnson & Johnson	1,385,800	156,165,801
Mallinckrodt PLC (a)	490,600	31,084,416
Merck & Co., Inc.	639,836	35,997,173
Mylan N.V.	1,132,900	49,099,886
Novartis AG sponsored ADR	651,098	51,768,802
Novo Nordisk A/S Series B sponsored ADR	941,500	52,761,660
Pacira Pharmaceuticals, Inc. (a)	20,300	944,153
Perrigo Co. PLC	26,752	2,563,912
Pfizer, Inc.	2,267,788	78,692,244
Prestige Brands Holdings, Inc. (a)	354,600	19,162,584
Recordati SpA	394,300	11,643,573
Sagent Pharmaceuticals, Inc. (a)	59,100	764,754
Sanofi SA sponsored ADR	2,629,222	108,323,946
Shionogi & Co. Ltd.	122,800	6,865,322
Shire PLC sponsored ADR (b)	347,100	64,616,136
Supernus Pharmaceuticals, Inc. (a)	713,800	13,926,238
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,268,889	65,817,272
The Medicines Company (a)	161,916	6,089,661
TherapeuticsMD, Inc. (a)(b)	1,970,300	17,614,482
Theravance Biopharma, Inc. (a)	600,992	13,822,816
Valeant Pharmaceuticals International, Inc. (Canada) (a)	517,527	14,723,644
Zoetis, Inc. Class A	164,500	7,800,590
		1,344,325,037
TOTAL COMMON STOCKS
(Cost $1,390,705,284)		1,572,411,437

Convertible Preferred Stocks - 0.0%
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Living Proof, Inc. 8.00% (a)(c)
(Cost $200,000)	112,714	249,098

Money Market Funds - 6.8%
Fidelity Cash Central Fund, 0.40% (d)	2,478,954	2,478,954
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	105,953,673	105,953,673
TOTAL MONEY MARKET FUNDS
(Cost $108,432,627)		108,432,627
TOTAL INVESTMENT PORTFOLIO - 106.1%
(Cost $1,499,337,911)		1,681,093,162
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(97,280,077)
NET ASSETS - 100%		$1,583,813,085

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $249,098 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Living Proof, Inc. 8.00%	2/13/13	$200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,338
Fidelity Securities Lending Cash Central Fund	225,617
Total	$229,955

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,572,411,437	$1,528,560,492	$43,850,945	$--
Convertible Preferred Stocks	249,098	--	--	249,098
Money Market Funds	108,432,627	108,432,627	--	--
Total Investments in Securities:	$1,681,093,162	$1,636,993,119	$43,850,945	$249,098

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $1,511,568,109. Net unrealized appreciation aggregated $169,525,053, of which $296,211,136 related to appreciated investment securities and $126,686,083 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Retailing Portfolio

May 31, 2016

RET-QTLY-0716
1.802188.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Food & Staples Retailing - 1.5%
Drug Retail - 0.7%
CVS Health Corp.	146,700	$14,149,215
Hypermarkets & Super Centers - 0.8%
Costco Wholesale Corp.	113,543	16,891,792

TOTAL FOOD & STAPLES RETAILING		31,041,007

Food Products - 0.9%
Packaged Foods & Meats - 0.9%
Associated British Foods PLC	453,300	19,328,451
Hotels, Restaurants & Leisure - 2.2%
Restaurants - 2.2%
Chipotle Mexican Grill, Inc. (a)	16,900	7,469,124
Dave & Buster's Entertainment, Inc. (a)	361,800	14,121,054
Starbucks Corp.	413,100	22,675,059
		44,265,237
Household Durables - 1.6%
Home Furnishings - 0.4%
Tempur Sealy International, Inc. (a)	130,700	7,609,354
Household Appliances - 1.2%
Techtronic Industries Co. Ltd.	6,183,500	24,866,889

TOTAL HOUSEHOLD DURABLES		32,476,243

Internet & Catalog Retail - 33.4%
Internet Retail - 33.4%
Amazon.com, Inc. (a)	666,080	481,435,961
Netflix, Inc. (a)	987,200	101,257,104
Priceline Group, Inc. (a)	79,920	101,045,254
		683,738,319
Internet Software & Services - 1.9%
Internet Software & Services - 1.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	198,200	16,252,400
Facebook, Inc. Class A (a)	187,000	22,217,470
		38,469,870
Multiline Retail - 1.0%
Department Stores - 0.6%
Macy's, Inc.	353,800	11,749,698
General Merchandise Stores - 0.4%
B&M European Value Retail S.A.	1,745,251	7,861,254

TOTAL MULTILINE RETAIL		19,610,952

Specialty Retail - 47.5%
Apparel Retail - 12.3%
Inditex SA	638,645	21,576,248
L Brands, Inc.	797,683	54,681,170
Ross Stores, Inc.	1,176,500	62,825,100
TJX Companies, Inc.	1,477,100	112,436,852
		251,519,370
Automotive Retail - 9.5%
AutoZone, Inc. (a)	127,163	96,923,639
O'Reilly Automotive, Inc. (a)	370,686	98,020,499
		194,944,138
Home Improvement Retail - 20.3%
Home Depot, Inc.	2,891,700	382,051,404
Lowe's Companies, Inc.	406,400	32,564,832
		414,616,236
Homefurnishing Retail - 0.2%
Restoration Hardware Holdings, Inc. (a)	102,100	3,395,846
Specialty Stores - 5.2%
Signet Jewelers Ltd.	253,500	25,088,895
Tiffany & Co., Inc.	78,500	4,863,860
Tractor Supply Co.	233,100	22,400,910
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	236,100	55,013,661
		107,367,326

TOTAL SPECIALTY RETAIL		971,842,916

Technology Hardware, Storage & Peripherals - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	89,500	8,937,470
Textiles, Apparel & Luxury Goods - 7.4%
Apparel, Accessories & Luxury Goods - 6.2%
adidas AG	39,300	5,031,122
Coach, Inc.	93,500	3,685,770
G-III Apparel Group Ltd. (a)	1,044,426	40,857,945
Kate Spade & Co. (a)	754,200	16,486,812
lululemon athletica, Inc. (a)	279,957	18,205,604
PVH Corp.	113,900	10,683,820
Under Armour, Inc. (a)	259,200	9,064,224
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	259,200	9,779,616
VF Corp.	215,800	13,448,656
		127,243,569
Footwear - 1.2%
NIKE, Inc. Class B	438,840	24,232,745

TOTAL TEXTILES, APPAREL & LUXURY GOODS		151,476,314

TOTAL COMMON STOCKS
(Cost $1,466,269,744)		2,001,186,779
	Principal Amount	Value

Convertible Bonds - 0.1%
Software - 0.1%
Home Entertainment Software - 0.1%
Take-Two Interactive Software, Inc. 1.75% 12/1/16 (Cost $1,000,000)	1,000,000	2,038,125
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.40% (c)	39,221,566	39,221,566
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	10,137,325	10,137,325
TOTAL MONEY MARKET FUNDS
(Cost $49,358,891)		49,358,891
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $1,516,628,635)		2,052,583,795
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,854,650)
NET ASSETS - 100%		$2,046,729,145

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,612
Fidelity Securities Lending Cash Central Fund	18,947
Total	$71,559

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,001,186,779	$1,974,579,409	$26,607,370	$--
Convertible Bonds	2,038,125	--	2,038,125	--
Money Market Funds	49,358,891	49,358,891	--	--
Total Investments in Securities:	$2,052,583,795	$2,023,938,300	$28,645,495	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $1,518,431,321. Net unrealized appreciation aggregated $534,152,474, of which $596,951,162 related to appreciated investment securities and $62,798,688 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Software and IT Services Portfolio

May 31, 2016

SOF-QTLY-0716
1.802189.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Commercial Services & Supplies - 0.2%
Security & Alarm Services - 0.2%
Mix Telematics Ltd.	27,875,481	$5,498,385
Consumer Finance - 0.7%
Consumer Finance - 0.7%
American Express Co.	354,900	23,338,224
Diversified Consumer Services - 0.1%
Education Services - 0.1%
Chegg, Inc. (a)(b)	936,200	4,568,656
Electronic Equipment & Components - 0.2%
Electronic Equipment & Instruments - 0.2%
Fitbit, Inc. (b)	578,600	8,204,548
Health Care Technology - 0.4%
Health Care Technology - 0.4%
Medidata Solutions, Inc. (a)	277,600	12,752,944
Internet & Catalog Retail - 1.4%
Internet Retail - 1.4%
Amazon.com, Inc. (a)	28,600	20,671,794
TripAdvisor, Inc. (a)	381,400	25,836,036
		46,507,830
Internet Software & Services - 40.4%
Internet Software & Services - 40.4%
Actua Corp. (a)	422,789	4,105,281
Akamai Technologies, Inc. (a)	709,600	38,729,968
Alibaba Group Holding Ltd. sponsored ADR (a)	280,100	22,968,200
Alphabet, Inc.:
Class A	377,100	282,391,335
Class C	460,060	338,475,343
Bazaarvoice, Inc. (a)	1,179,900	4,389,228
Cvent, Inc. (a)	220,200	7,885,362
Demandware, Inc. (a)(b)	575,350	27,611,047
Endurance International Group Holdings, Inc. (a)	1,183,700	11,150,454
Facebook, Inc. Class A (a)	3,010,100	357,629,981
inContact, Inc. (a)	1,008,656	14,000,145
LinkedIn Corp. Class A (a)	398,000	54,327,000
Marketo, Inc. (a)	491,400	17,312,022
New Relic, Inc. (a)(b)	261,400	7,883,824
NIC, Inc.	552,300	10,963,155
Opower, Inc. (a)	503,500	5,181,015
Pandora Media, Inc. (a)(b)	1,014,700	11,963,313
Rackspace Hosting, Inc. (a)	948,800	23,720,000
SciQuest, Inc. (a)	412,857	7,282,797
Twitter, Inc. (a)(b)	1,909,900	29,068,678
Web.com Group, Inc. (a)	581,734	9,872,026
Yahoo!, Inc. (a)	1,932,659	73,325,082
		1,360,235,256
IT Services - 20.6%
Data Processing & Outsourced Services - 16.8%
Alliance Data Systems Corp. (a)	317,900	70,634,201
EVERTEC, Inc.	1,014,500	15,531,995
Fidelity National Information Services, Inc.	875,600	65,030,812
Global Payments, Inc.	106,600	8,281,754
MasterCard, Inc. Class A	1,442,000	138,287,800
PayPal Holdings, Inc. (a)	325,200	12,289,308
The Western Union Co.	862,100	16,767,845
Visa, Inc. Class A	2,751,620	217,212,883
WEX, Inc. (a)	240,400	22,179,304
		566,215,902
IT Consulting & Other Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	528,100	32,446,464
IBM Corp.	533,800	82,066,412
Lionbridge Technologies, Inc. (a)(c)	3,436,225	14,947,579
		129,460,455

TOTAL IT SERVICES		695,676,357

Media - 0.1%
Advertising - 0.1%
Aimia, Inc. (b)	725,500	4,669,402
Professional Services - 0.7%
Research & Consulting Services - 0.7%
ICF International, Inc. (a)	567,036	23,123,728
Semiconductors & Semiconductor Equipment - 1.9%
Semiconductors - 1.9%
Qualcomm, Inc.	1,170,500	64,283,860
Software - 28.9%
Application Software - 11.6%
Adobe Systems, Inc. (a)	863,500	85,892,345
Autodesk, Inc. (a)	858,400	50,018,968
Citrix Systems, Inc. (a)	419,700	35,640,924
Parametric Technology Corp. (a)	1,136,900	40,632,806
RealPage, Inc. (a)	425,400	9,252,450
Salesforce.com, Inc. (a)	1,216,626	101,843,762
Workday, Inc. Class A (a)	683,100	51,806,304
Zendesk, Inc. (a)	680,200	16,658,098
		391,745,657
Home Entertainment Software - 2.5%
Activision Blizzard, Inc.	705,700	27,705,782
Electronic Arts, Inc. (a)	722,900	55,482,575
		83,188,357
Systems Software - 14.8%
Fleetmatics Group PLC (a)	88,600	3,623,740
Infoblox, Inc. (a)	133,100	2,503,611
Microsoft Corp.	6,770,400	358,831,201
NetSuite, Inc. (a)(b)	407,600	32,326,756
Oracle Corp.	595,700	23,947,140
Tableau Software, Inc. (a)	982,200	50,524,368
VMware, Inc. Class A (a)(b)	430,100	26,046,856
		497,803,672

TOTAL SOFTWARE		972,737,686

Technology Hardware, Storage & Peripherals - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	409,700	40,912,642
TOTAL COMMON STOCKS
(Cost $2,250,597,592)		3,262,509,518

Convertible Preferred Stocks - 0.0%
Software - 0.0%
Application Software - 0.0%
Deem, Inc. (a)(d)
(Cost $8,064,516)	2,497,881	124,894

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.40% (e)	103,405,450	103,405,450
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	82,894,210	82,894,210
TOTAL MONEY MARKET FUNDS
(Cost $186,299,660)		186,299,660
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $2,444,961,768)		3,448,934,072
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(77,651,426)
NET ASSETS - 100%		$3,371,282,646

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $124,894 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Deem, Inc.	9/19/13	$8,064,516

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,856
Fidelity Securities Lending Cash Central Fund	244,250
Total	$298,106

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ICF International, Inc.	$38,900,339	$--	$22,462,333	$--	$--
Lionbridge Technologies, Inc.	22,485,157	--	7,666,782	--	14,947,579
Total	$61,385,496	$--	$30,129,115	$--	$14,947,579

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,262,509,518	$3,262,509,518	$--	$--
Convertible Preferred Stocks	124,894	--	--	124,894
Money Market Funds	186,299,660	186,299,660	--	--
Total Investments in Securities:	$3,448,934,072	$3,448,809,178	$--	$124,894

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $2,446,751,440. Net unrealized appreciation aggregated $1,002,182,632, of which $1,141,260,440 related to appreciated investment securities and $139,077,808 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Technology Portfolio

May 31, 2016

TEC-QTLY-0716
1.802190.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Auto Components - 0.0%
Auto Parts & Equipment - 0.0%
Weifu High-Technology Co. Ltd. (B Shares)	98,200	$203,458
Automobiles - 1.4%
Automobile Manufacturers - 1.4%
Tesla Motors, Inc. (a)(b)	185,956	41,510,958
Biotechnology - 0.2%
Biotechnology - 0.2%
BeiGene Ltd. ADR	87,436	2,470,067
Genscript Biotech Corp.	29,430,000	4,582,608
		7,052,675
Chemicals - 0.2%
Specialty Chemicals - 0.2%
Duk San Neolux Co. Ltd. (a)	337,094	7,107,088
Communications Equipment - 1.0%
Communications Equipment - 1.0%
Ciena Corp. (a)	152,500	2,662,650
CommScope Holding Co., Inc. (a)	192,500	5,996,375
F5 Networks, Inc. (a)	69,100	7,614,820
Palo Alto Networks, Inc. (a)	50,600	6,601,276
Radware Ltd. (a)	1,163	13,933
Wistron NeWeb Corp.	2,869,000	6,885,459
		29,774,513
Consumer Finance - 0.0%
Consumer Finance - 0.0%
LendingClub Corp. (a)(b)	1,100	5,236
Diversified Consumer Services - 1.3%
Education Services - 1.3%
New Oriental Education & Technology Group, Inc. sponsored ADR	850,339	35,926,823
TAL Education Group ADR (a)	72,000	3,846,240
		39,773,063
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)	1,500	19,605

TOTAL DIVERSIFIED CONSUMER SERVICES		39,792,668

Diversified Financial Services - 2.2%
Other Diversified Financial Services - 2.0%
Broadcom Ltd.	404,600	62,454,056
Specialized Finance - 0.2%
MSCI, Inc. Class A	62,200	4,962,938

TOTAL DIVERSIFIED FINANCIAL SERVICES		67,416,994

Diversified Telecommunication Services - 0.2%
Alternative Carriers - 0.0%
8x8, Inc. (a)	2,400	30,648
Integrated Telecommunication Services - 0.2%
Bharti Infratel Ltd.	987,878	5,502,265

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		5,532,913

Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
Lumenpulse, Inc. (a)	40,300	507,380
Nidec Corp.	19,800	1,516,758
		2,024,138
Electronic Equipment & Components - 4.5%
Electronic Components - 2.3%
Alps Electric Co. Ltd.	377,400	7,538,538
InvenSense, Inc. (a)(b)	366,800	2,266,824
Japan Aviation Electronics Industry Ltd.	1,000	13,290
Largan Precision Co. Ltd.	243,000	20,284,802
Ledlink Optics, Inc.	1,567,914	2,218,292
Murata Manufacturing Co. Ltd.	64,100	7,401,387
Samsung SDI Co. Ltd.	108,228	10,227,256
Sunny Optical Technology Group Co. Ltd.	1,645,000	5,683,911
Universal Display Corp. (a)	65,600	4,405,040
Yageo Corp.	4,613,217	7,772,699
Yaskawa Electric Corp.	1,900	23,865
		67,835,904
Electronic Equipment & Instruments - 0.4%
Chroma ATE, Inc.	4,316,644	10,359,734
Cognex Corp.	62,900	2,709,103
		13,068,837
Electronic Manufacturing Services - 1.8%
Trimble Navigation Ltd. (a)	2,120,121	54,232,695
Technology Distributors - 0.0%
Digital China Holdings Ltd. (H Shares)	42,000	34,591

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		135,172,027

Health Care Equipment & Supplies - 0.2%
Health Care Equipment - 0.2%
Intai Technology Corp.	987,000	5,422,078
Olympus Corp.	8,000	336,311
		5,758,389
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	21,700	560,077
Health Care Technology - 1.7%
Health Care Technology - 1.7%
athenahealth, Inc. (a)	127,560	16,183,537
Inovalon Holdings, Inc. Class A (a)(b)	396,600	7,372,794
M3, Inc.	56,600	1,616,280
Medidata Solutions, Inc. (a)	476,800	21,904,192
Veeva Systems, Inc. Class A (a)	161,200	5,311,540
		52,388,343
Hotels, Restaurants & Leisure - 0.4%
Casinos & Gaming - 0.3%
500.com Ltd. sponsored ADR Class A (a)(b)	494,229	8,564,989
Hotels, Resorts & Cruise Lines - 0.1%
Tuniu Corp. Class A sponsored ADR (a)(b)	411,921	3,808,210

TOTAL HOTELS, RESTAURANTS & LEISURE		12,373,199

Household Durables - 0.6%
Consumer Electronics - 0.6%
Sony Corp.	451,600	12,556,771
Sony Corp. sponsored ADR	169,400	4,719,484
		17,276,255
Internet & Catalog Retail - 2.4%
Catalog Retail - 0.0%
Liberty Interactive Corp. QVC Group Series A (a)	588	15,864
Internet Retail - 2.4%
Amazon.com, Inc. (a)	28,000	20,238,120
Ctrip.com International Ltd. ADR (a)	226,800	10,378,368
Groupon, Inc. Class A (a)(b)	308,800	1,093,152
JD.com, Inc. sponsored ADR (a)	245,100	6,031,911
Jumei International Holding Ltd. sponsored ADR (a)	987,878	5,097,450
MySale Group PLC (a)	42,200	41,256
Priceline Group, Inc. (a)	100	126,433
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	480,669	15,612,129
Vipshop Holdings Ltd. ADR (a)	1,234,300	14,404,281
		73,023,100

TOTAL INTERNET & CATALOG RETAIL		73,038,964

Internet Software & Services - 27.0%
Internet Software & Services - 27.0%
58.com, Inc. ADR (a)	1,157,564	62,566,334
Alibaba Group Holding Ltd. sponsored ADR (a)	371,200	30,438,400
Alphabet, Inc.:
Class A	220,803	165,348,327
Class C	235,368	173,164,945
Benefitfocus, Inc. (a)(b)	93,600	3,436,056
Box, Inc. Class A (a)	113,500	1,425,560
ChannelAdvisor Corp. (a)	6,244	77,426
Cornerstone OnDemand, Inc. (a)	278,086	11,126,221
Cvent, Inc. (a)	133,064	4,765,022
Demandware, Inc. (a)(b)	269,074	12,912,861
DeNA Co. Ltd.	379,400	7,579,000
eBay, Inc. (a)	52,600	1,286,596
Endurance International Group Holdings, Inc. (a)(b)	1,193,620	11,243,900
Envestnet, Inc. (a)	434	14,665
Facebook, Inc. Class A (a)	1,460,474	173,518,916
Hortonworks, Inc. (a)(b)	409,500	4,782,960
Instructure, Inc. (a)(b)	171,600	2,977,260
LogMeIn, Inc. (a)	24,400	1,494,988
MINDBODY, Inc.	113,300	1,517,087
NetEase, Inc. sponsored ADR	10,400	1,849,536
New Relic, Inc. (a)	251,000	7,570,160
Q2 Holdings, Inc. (a)	1,400	34,972
Rackspace Hosting, Inc. (a)	331,841	8,296,025
Renren, Inc. ADR (a)	532,300	1,187,029
SciQuest, Inc. (a)	546,742	9,644,529
Shopify, Inc.	6,256	183,238
Shopify, Inc. Class A	64,300	1,883,347
SINA Corp. (a)	147,000	7,939,470
SouFun Holdings Ltd. ADR (a)	520,700	2,827,401
Tencent Holdings Ltd.	419,500	9,348,078
Twitter, Inc. (a)	51,000	776,220
Web.com Group, Inc. (a)	308,298	5,231,817
Weibo Corp. sponsored ADR (a)(b)	1,600	42,544
Xunlei Ltd. sponsored ADR (a)	1,182,055	7,541,511
Yahoo!, Inc. (a)	2,186,300	82,948,222
Zillow Group, Inc.:
Class A (a)	1,298	37,954
Class C (a)(b)	1,496	42,905
		817,061,482
IT Services - 5.6%
Data Processing & Outsourced Services - 5.5%
Amadeus IT Holding SA Class A	323,200	14,972,299
Fidelity National Information Services, Inc.	70,768	5,255,939
Fiserv, Inc. (a)	124,623	13,126,541
FleetCor Technologies, Inc. (a)	9,800	1,459,122
Global Payments, Inc.	245,500	19,072,895
PayPal Holdings, Inc. (a)	152,200	5,751,638
Paysafe Group PLC (a)	2,551,741	15,226,754
Sabre Corp.	102,700	2,893,059
Total System Services, Inc.	61,699	3,313,236
Travelport Worldwide Ltd.	635,000	8,407,400
Vantiv, Inc. (a)	53,100	2,855,187
Visa, Inc. Class A	931,200	73,508,928
		165,842,998
IT Consulting & Other Services - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	4,912	301,793
EPAM Systems, Inc. (a)	40,205	3,076,085
Virtusa Corp. (a)	600	21,138
		3,399,016

TOTAL IT SERVICES		169,242,014

Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc. (a)	1,015,442	2,618,073
Machinery - 0.2%
Industrial Machinery - 0.2%
Harmonic Drive Systems, Inc. (b)	96,700	2,493,790
King Slide Works Co. Ltd.	57,000	603,517
Minebea Mitsumi, Inc.	231,000	1,834,391
		4,931,698
Media - 0.7%
Advertising - 0.0%
iCar Asia Ltd. (a)(b)	2,268,088	1,376,979
Cable & Satellite - 0.5%
Naspers Ltd. Class N	106,102	15,611,395
Publishing - 0.2%
NEXT Co. Ltd.	39,300	403,908
Schibsted ASA:
(A Shares)	40,666	1,263,885
(B Shares)	94,653	2,806,008
		4,473,801

TOTAL MEDIA		21,462,175

Professional Services - 0.5%
Human Resource & Employment Services - 0.4%
51job, Inc. sponsored ADR (a)	800	24,808
WageWorks, Inc. (a)	195,432	10,953,964
		10,978,772
Research & Consulting Services - 0.1%
ICF International, Inc. (a)	61,500	2,507,970
Verisk Analytics, Inc. (a)	400	31,756
		2,539,726

TOTAL PROFESSIONAL SERVICES		13,518,498

Semiconductors & Semiconductor Equipment - 17.7%
Semiconductor Equipment - 1.1%
Amkor Technology, Inc. (a)	2,057,620	12,983,582
Applied Materials, Inc.	1,700	41,514
ASM Pacific Technology Ltd.	65,200	479,094
EO Technics Co. Ltd.	135,507	11,188,766
Hermes Microvision, Inc.	164,000	5,813,283
Nanometrics, Inc. (a)	21,591	402,024
Rubicon Technology, Inc. (a)	1,141,191	776,010
SolarEdge Technologies, Inc. (a)(b)	112,700	2,462,495
SunEdison, Inc. (a)	1,300	202
		34,146,970
Semiconductors - 16.6%
Advanced Micro Devices, Inc. (a)(b)	705,100	3,222,307
Advanced Semiconductor Engineering, Inc.	30,458,330	34,995,904
Advanced Semiconductor Engineering, Inc. sponsored ADR	2,724,044	15,363,608
Ambarella, Inc. (a)(b)	289,900	11,984,466
ams AG	20,430	562,133
Cavium, Inc. (a)	210,000	10,447,500
Chipbond Technology Corp.	5,970,000	7,392,877
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	585,247	11,043,611
Cirrus Logic, Inc. (a)	41,000	1,476,000
Dialog Semiconductor PLC (a)	255,500	8,110,568
Everlight Electronics Co. Ltd.	2,161,000	3,087,238
Himax Technologies, Inc. sponsored ADR (b)	844,491	8,267,567
Hua Hong Semiconductor Ltd.	6,440,000	6,016,717
Infineon Technologies AG	216,100	3,235,935
Inphi Corp. (a)	21,600	673,704
Integrated Device Technology, Inc. (a)	139,400	3,254,990
Intersil Corp. Class A	630,685	8,526,861
Lextar Electronics Corp.	810,000	405,199
M/A-COM Technology Solutions Holdings, Inc. (a)	110,500	3,978,000
MagnaChip Semiconductor Corp. (a)(b)	295,035	1,637,444
Marvell Technology Group Ltd.	5,909,454	60,453,714
Maxim Integrated Products, Inc.	524,500	19,910,020
Melexis NV	567	34,307
Micron Technology, Inc. (a)	3,748,700	47,683,464
Microsemi Corp. (a)	317,800	10,751,174
Monolithic Power Systems, Inc.	167,995	11,479,098
NXP Semiconductors NV (a)	343,708	32,476,969
ON Semiconductor Corp. (a)	605,300	5,913,781
Power Integrations, Inc.	90,600	4,520,034
Qorvo, Inc. (a)	594,517	30,302,531
Qualcomm, Inc.	1,173,500	64,448,620
Sanken Electric Co. Ltd.	704,000	2,087,008
Semiconductor Manufacturing International Corp. (a)	32,101,000	2,685,153
Semtech Corp. (a)	915,876	21,559,721
Silicon Laboratories, Inc. (a)	141,700	7,049,575
Silicon Motion Technology Corp. sponsored ADR	178,400	7,929,880
Siliconware Precision Industries Co. Ltd. sponsored ADR	163,457	1,310,925
Sitronix Technology Corp.	596,000	1,816,315
SK Hynix, Inc.	311,884	7,518,686
Skyworks Solutions, Inc.	280,200	18,706,152
STMicroelectronics NV	2,860	17,193
Vanguard International Semiconductor Corp.	192,000	315,247
Xilinx, Inc.	600	28,434
		502,680,630

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		536,827,600

Software - 17.1%
Application Software - 7.5%
Adobe Systems, Inc. (a)	411,839	40,965,625
ANSYS, Inc. (a)	314	27,977
Autodesk, Inc. (a)	654,500	38,137,715
Blackbaud, Inc.	32,000	2,005,440
Callidus Software, Inc. (a)	270,000	5,011,200
Citrix Systems, Inc. (a)	56,507	4,798,574
Guidewire Software, Inc. (a)	411	24,126
HubSpot, Inc. (a)	17,300	826,248
Intuit, Inc.	180,300	19,230,798
Kingdee International Software Group Co. Ltd.	707,600	242,218
Linx SA	1,400	18,209
Mobileye NV (a)(b)	433,600	16,463,792
Parametric Technology Corp. (a)	900	32,166
Paylocity Holding Corp. (a)(b)	189,628	6,961,244
Qlik Technologies, Inc. (a)	700	20,090
RealPage, Inc. (a)	16,400	356,700
Salesforce.com, Inc. (a)	688,592	57,642,036
Splunk, Inc. (a)	133,400	7,663,830
SS&C Technologies Holdings, Inc.	70,200	4,323,618
Ultimate Software Group, Inc. (a)	117	23,924
Workday, Inc. Class A (a)	125,100	9,487,584
Workiva, Inc. (a)	1,900	26,220
Zendesk, Inc. (a)	548,175	13,424,806
		227,714,140
Home Entertainment Software - 2.9%
Activision Blizzard, Inc.	604,100	23,716,966
Electronic Arts, Inc. (a)	118,400	9,087,200
NCSOFT Corp.	88,379	17,853,819
NHN Entertainment Corp. (a)	168,228	8,775,196
Nintendo Co. Ltd.	119,100	17,494,029
Nintendo Co. Ltd. ADR	340,200	6,238,928
Take-Two Interactive Software, Inc. (a)	79,600	3,097,236
		86,263,374
Systems Software - 6.7%
Allot Communications Ltd. (a)	528,072	2,640,360
CommVault Systems, Inc. (a)	600	27,168
CyberArk Software Ltd. (a)(b)	229,700	10,432,974
Fleetmatics Group PLC (a)	706,487	28,895,318
Imperva, Inc. (a)	126,061	4,813,009
Infoblox, Inc. (a)	1,700	31,977
Microsoft Corp.	2,112,040	111,938,120
NetSuite, Inc. (a)(b)	287,814	22,826,528
Oracle Corp.	7,200	289,440
Progress Software Corp. (a)	95,300	2,509,249
Proofpoint, Inc. (a)	282,600	16,566,012
Rapid7, Inc. (a)(b)	4,600	59,110
ServiceNow, Inc. (a)	4,650	333,080
Tableau Software, Inc. (a)	6,500	334,360
VMware, Inc. Class A (a)(b)	34,800	2,107,488
		203,804,193

TOTAL SOFTWARE		517,781,707

Technology Hardware, Storage & Peripherals - 11.0%
Technology Hardware, Storage & Peripherals - 11.0%
Apple, Inc.	3,093,297	308,896,637
BlackBerry Ltd. (a)	2,700	19,642
Catcher Technology Co. Ltd.	632,000	4,810,214
EMC Corp.	278,600	7,786,870
HTC Corp.	3,306,000	8,624,171
Nimble Storage, Inc. (a)	3,700	33,041
Silicon Graphics International Corp. (a)	439,166	2,310,013
Stratasys Ltd. (a)	300	6,846
		332,487,434
TOTAL COMMON STOCKS
(Cost $2,371,182,197)		2,912,918,576

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 1.4%
Internet & Catalog Retail - 0.5%
Internet Retail - 0.5%
China Internet Plus Holdings Ltd. Series B (c)	3,918,573	15,128,435
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	515,696	25,151,643
IT Services - 0.1%
Data Processing & Outsourced Services - 0.1%
Nutanix, Inc. Series E (a)(c)	72,872	1,071,218

TOTAL CONVERTIBLE PREFERRED STOCKS		41,351,296

Nonconvertible Preferred Stocks - 0.3%
Internet & Catalog Retail - 0.3%
Internet Retail - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (c)	2,802,162	10,818,307
TOTAL PREFERRED STOCKS
(Cost $32,961,897)		52,169,603

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 0.40% (d)	12,735,231	12,735,231
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	135,034,349	135,034,349
TOTAL MONEY MARKET FUNDS
(Cost $147,769,580)		147,769,580
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $2,551,913,674)		3,112,857,759
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(86,549,857)
NET ASSETS - 100%		$3,026,307,902

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,169,603 or 1.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$8,857,214
China Internet Plus Holdings Ltd. Series B	12/11/15	$15,128,435
Nutanix, Inc. Series E	8/26/14	$976,230
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$8,000,018

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$70,717
Fidelity Securities Lending Cash Central Fund	1,017,327
Total	$1,088,044

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,912,918,576	$2,786,814,745	$126,103,831	$--
Preferred Stocks	52,169,603	--	--	52,169,603
Money Market Funds	147,769,580	147,769,580	--	--
Total Investments in Securities:	$3,112,857,759	$2,934,584,325	$126,103,831	$52,169,603

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$51,907,993
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	261,610
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$52,169,603
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2016	$261,610

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 05/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*(a)
Equities	$52,169,603	Last transaction price	Transaction price	$3.86 - $48.77 / $25.97	Increase
		Market comparable	EV/Sales multiple	3.1	Increase
			Discount rate	10.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $2,573,047,723. Net unrealized appreciation aggregated $539,810,036, of which $668,013,783 related to appreciated investment securities and $128,203,747 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Telecommunications Portfolio

May 31, 2016

TEL-QTLY-0716
1.802191.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Communications Equipment - 0.2%
Communications Equipment - 0.2%
NetScout Systems, Inc. (a)	87,100	$2,113,046
Diversified Financial Services - 0.5%
Other Diversified Financial Services - 0.5%
Broadcom Ltd.	32,800	5,063,008
Diversified Telecommunication Services - 71.3%
Alternative Carriers - 19.6%
8x8, Inc. (a)	1,533,186	19,578,785
Cogent Communications Group, Inc.	919,768	36,625,162
Globalstar, Inc. (a)(b)	7,957,722	17,347,834
Iliad SA	16,103	3,528,754
Iridium Communications, Inc. (a)(b)	1,253,298	10,941,292
Level 3 Communications, Inc. (a)	806,167	43,492,710
Lumos Networks Corp. (a)(c)	1,420,978	18,287,987
Vonage Holdings Corp. (a)	1,503,871	6,932,845
Zayo Group Holdings, Inc. (a)	1,039,500	28,877,310
		185,612,679
Integrated Telecommunication Services - 51.7%
AT&T, Inc.	5,500,720	215,353,188
Atlantic Tele-Network, Inc.	216,600	16,134,534
Bharti Infratel Ltd.	806,384	4,491,383
CenturyLink, Inc.	1,009,378	27,374,331
Cincinnati Bell, Inc. (a)	3,646,714	14,513,922
Consolidated Communications Holdings, Inc. (b)	415,998	10,225,231
FairPoint Communications, Inc. (a)	283,800	3,845,490
Frontier Communications Corp. (b)	5,739,383	29,672,610
General Communications, Inc. Class A (a)	327,794	5,110,308
IDT Corp. Class B	83,781	1,245,823
SBA Communications Corp. Class A (a)	471,656	46,882,606
Spark New Zealand Ltd.	2,102,023	5,262,246
Verizon Communications, Inc.	2,155,197	109,699,527
Windstream Holdings, Inc. (b)	3,480	29,197
		489,840,396

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		675,453,075

Internet Software & Services - 1.2%
Internet Software & Services - 1.2%
Gogo, Inc. (a)(b)	756,100	8,498,564
GTT Communications, Inc. (a)	94,800	1,776,552
Rackspace Hosting, Inc. (a)	43,300	1,082,500
		11,357,616
Media - 6.6%
Cable & Satellite - 6.2%
Altice NV Class A (a)(b)	555,797	9,579,133
Charter Communications, Inc. (a)	108,775	23,815,199
Comcast Corp. Class A	229,100	14,502,030
Liberty Global PLC Class C (a)	87,636	3,166,289
Megacable Holdings S.A.B. de CV unit	725,400	3,045,959
NOS SGPS SA	637,700	4,736,868
		58,845,478
Movies & Entertainment - 0.4%
Twenty-First Century Fox, Inc. Class A	131,300	3,791,944

TOTAL MEDIA		62,637,422

Real Estate Investment Trusts - 6.3%
Specialized REITs - 6.3%
American Tower Corp.	524,590	55,491,130
Crown Castle International Corp.	21,300	1,934,253
CyrusOne, Inc.	37,000	1,824,470
		59,249,853
Software - 0.6%
Application Software - 0.6%
Synchronoss Technologies, Inc. (a)	152,900	5,392,783
Wireless Telecommunication Services - 11.9%
Wireless Telecommunication Services - 11.9%
KDDI Corp.	242,600	7,037,992
Leap Wireless International, Inc. rights (a)	400	1,032
Millicom International Cellular SA (a)	44,500	2,705,600
Shenandoah Telecommunications Co.	327,052	10,462,393
Sprint Corp. (a)(b)	3,568,385	13,559,863
T-Mobile U.S., Inc. (a)	1,157,097	49,477,468
Telephone & Data Systems, Inc.	835,664	24,058,767
U.S. Cellular Corp. (a)	131,000	4,949,180
		112,252,295
TOTAL COMMON STOCKS
(Cost $812,627,457)		933,519,098

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 0.40% (d)	12,326,347	12,326,347
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	47,692,097	47,692,097
TOTAL MONEY MARKET FUNDS
(Cost $60,018,444)		60,018,444
TOTAL INVESTMENT PORTFOLIO - 104.9%
(Cost $872,645,901)		993,537,542
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(46,278,728)
NET ASSETS - 100%		$947,258,814

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,777
Fidelity Securities Lending Cash Central Fund	174,079
Total	$193,856

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Lumos Networks Corp.	$11,351,399	$6,289,185	$--	$--	$18,287,987
Total	$11,351,399	$6,289,185	$--	$--	$18,287,987

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$933,519,098	$926,480,074	$7,037,992	$1,032
Money Market Funds	60,018,444	60,018,444	--	--
Total Investments in Securities:	$993,537,542	$986,498,518	$7,037,992	$1,032

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $877,994,484. Net unrealized appreciation aggregated $115,543,058, of which $131,649,872 related to appreciated investment securities and $16,106,814 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Transportation Portfolio

May 31, 2016

TRN-QTLY-0716
1.802192.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Air Freight & Logistics - 29.8%
Air Freight & Logistics - 29.8%
Air Transport Services Group, Inc. (a)	176,400	$2,231,460
Atlas Air Worldwide Holdings, Inc. (a)	45,900	2,012,256
C.H. Robinson Worldwide, Inc.	265,996	19,944,380
FedEx Corp.	152,800	25,207,416
Forward Air Corp.	69,600	3,166,104
Park-Ohio Holdings Corp.	112,970	3,451,234
United Parcel Service, Inc. Class B	642,700	66,255,943
		122,268,793
Airlines - 27.9%
Airlines - 27.9%
Alaska Air Group, Inc.	50,100	3,326,640
Allegiant Travel Co.	12,700	1,765,554
American Airlines Group, Inc.	532,200	16,982,502
Delta Air Lines, Inc.	587,902	25,550,221
Hawaiian Holdings, Inc. (a)	98,100	3,969,126
JetBlue Airways Corp. (a)	360,076	6,456,163
SkyWest, Inc.	121,599	2,869,736
Southwest Airlines Co.	727,500	30,904,200
Spirit Airlines, Inc. (a)	277,359	12,056,796
United Continental Holdings, Inc. (a)	237,936	10,728,534
		114,609,472
Machinery - 0.4%
Industrial Machinery - 0.4%
Global Brass & Copper Holdings, Inc.	58,300	1,591,007
Marine - 1.0%
Marine - 1.0%
Matson, Inc.	129,900	4,329,567
Road & Rail - 35.8%
Railroads - 24.3%
CSX Corp.	782,519	20,681,977
Genesee & Wyoming, Inc. Class A (a)	99,800	5,994,986
Norfolk Southern Corp.	218,300	18,350,298
Union Pacific Corp.	648,895	54,630,470
		99,657,731
Trucking - 11.5%
AMERCO	15,600	5,875,896
ArcBest Corp.	9,100	156,793
Avis Budget Group, Inc. (a)	71,300	2,139,000
Celadon Group, Inc.	183,300	1,811,004
Hertz Global Holdings, Inc. (a)	577,600	5,596,944
J.B. Hunt Transport Services, Inc.	22,300	1,844,656
Landstar System, Inc.	88,300	5,991,155
Marten Transport Ltd.	141,400	2,802,548
Roadrunner Transportation Systems, Inc. (a)	160,100	1,288,805
Ryder System, Inc.	106,200	7,393,644
Saia, Inc. (a)	174,688	4,554,116
Swift Transporation Co. (a)(b)	438,800	6,836,504
Universal Logistics Holdings I	74,290	1,072,748
		47,363,813

TOTAL ROAD & RAIL		147,021,544

Transportation Infrastructure - 1.9%
Airport Services - 1.9%
Macquarie Infrastructure Co. LLC	36,500	2,613,765
Wesco Aircraft Holdings, Inc. (a)	369,000	5,199,210
		7,812,975
TOTAL COMMON STOCKS
(Cost $305,561,186)		397,633,358

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.40% (c)	6,106,369	6,106,369
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	3,604,352	3,604,352
TOTAL MONEY MARKET FUNDS
(Cost $9,710,721)		9,710,721
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $315,271,907)		407,344,079
NET OTHER ASSETS (LIABILITIES) - 0.8%		3,458,932
NET ASSETS - 100%		$410,803,011

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,854
Fidelity Securities Lending Cash Central Fund	4,023
Total	$12,877

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $320,398,810. Net unrealized appreciation aggregated $86,945,269, of which $98,006,480 related to appreciated investment securities and $11,061,211 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Utilities Portfolio

May 31, 2016

UTI-QTLY-0716
1.802193.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
Electric Utilities - 45.3%
Electric Utilities - 45.3%
American Electric Power Co., Inc.	335,406	$21,710,830
Edison International	493,112	35,321,613
Exelon Corp.	1,405,592	48,169,638
FirstEnergy Corp.	852,100	27,957,401
ITC Holdings Corp.	544,549	24,243,321
NextEra Energy, Inc.	1,186,685	142,544,602
OGE Energy Corp.	403,185	12,172,155
PG&E Corp.	1,241,654	74,598,572
PNM Resources, Inc.	429,066	14,090,527
PPL Corp.	918,842	35,412,171
Westar Energy, Inc.	156,200	8,798,746
		445,019,576
Gas Utilities - 0.8%
Gas Utilities - 0.8%
South Jersey Industries, Inc.	290,200	8,383,878
Independent Power and Renewable Electricity Producers - 9.0%
Independent Power Producers & Energy Traders - 6.3%
Calpine Corp. (a)	2,312,787	34,229,248
Dynegy, Inc. (a)	949,606	17,890,577
NRG Yield, Inc. Class C (b)	616,770	9,535,264
Talen Energy Corp. (a)	73,168	841,432
		62,496,521
Renewable Electricity - 2.7%
NextEra Energy Partners LP	612,830	17,484,040
Pattern Energy Group, Inc. (b)	403,622	8,790,887
		26,274,927

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		88,771,448

Media - 1.0%
Cable & Satellite - 1.0%
Charter Communications, Inc. (a)	44,600	9,764,724
Multi-Utilities - 36.4%
Multi-Utilities - 36.4%
Ameren Corp.	172,782	8,561,348
Avangrid, Inc.	1,334,600	56,079,892
Black Hills Corp. (b)	375,750	22,747,905
CenterPoint Energy, Inc.	629,694	14,187,006
Dominion Resources, Inc.	1,252,715	90,508,659
DTE Energy Co.	464,770	42,145,344
NiSource, Inc.	533,723	12,734,631
Sempra Energy	1,031,027	110,443,612
		357,408,397
Oil, Gas & Consumable Fuels - 0.7%
Oil & Gas Storage & Transport - 0.7%
Cheniere Energy Partners LP Holdings LLC	351,642	7,015,258
TOTAL COMMON STOCKS
(Cost $783,430,792)		916,363,281

Money Market Funds - 8.0%
Fidelity Cash Central Fund, 0.40% (c)	65,738,614	65,738,614
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	12,347,207	12,347,207
TOTAL MONEY MARKET FUNDS
(Cost $78,085,821)		78,085,821
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $861,516,613)		994,449,102
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(11,627,180)
NET ASSETS - 100%		$982,821,922

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,796
Fidelity Securities Lending Cash Central Fund	19,557
Total	$61,353

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $865,639,208. Net unrealized appreciation aggregated $128,809,894, of which $141,149,111 related to appreciated investment securities and $12,339,217 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Wireless Portfolio

May 31, 2016

WIR-QTLY-0716
1.802194.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Communications Equipment - 3.6%
Communications Equipment - 3.6%
CommScope Holding Co., Inc. (a)	59,700	$1,859,655
Harris Corp.	17,000	1,339,090
Motorola Solutions, Inc.	10,968	759,753
NETGEAR, Inc. (a)	14,900	670,500
Nokia Corp. sponsored ADR	285,200	1,625,640
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,900	14,687
Telit Communications PLC	400,000	1,310,757
ViaSat, Inc. (a)	1	69
		7,580,151
Diversified Financial Services - 0.5%
Other Diversified Financial Services - 0.5%
Broadcom Ltd.	7,067	1,090,862
Diversified Telecommunication Services - 31.9%
Alternative Carriers - 0.3%
Iliad SA	3,397	744,406
Integrated Telecommunication Services - 31.6%
AT&T, Inc.	705,300	27,612,495
BT Group PLC sponsored ADR	287,100	9,316,395
Cellnex Telecom Sau	105,200	1,697,236
Chunghwa Telecom Co. Ltd. sponsored ADR (b)	44,600	1,512,386
Deutsche Telekom AG	37,000	653,337
Euskaltel, S.A.	89,000	896,184
Manitoba Telecom Services, Inc.	15,000	432,379
Nippon Telegraph & Telephone Corp. sponsored ADR	60,800	2,661,824
Numericable Group SA	71,800	2,231,679
Orange SA	316,300	5,503,682
SBA Communications Corp. Class A (a)	32,900	3,270,260
Telecom Italia SpA (a)	2,394,900	2,268,210
Telefonica SA sponsored ADR	19,194	200,193
TELUS Corp.	109,400	3,467,997
Verizon Communications, Inc.	103,797	5,283,267
		67,007,524

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		67,751,930

Internet & Catalog Retail - 0.0%
Internet Retail - 0.0%
Netflix, Inc. (a)	1	103
Internet Software & Services - 6.8%
Internet Software & Services - 6.8%
Alphabet, Inc. Class C	8,752	6,439,021
Endurance International Group Holdings, Inc. (a)(b)	342,701	3,228,243
Facebook, Inc. Class A (a)	11,100	1,318,791
GoDaddy, Inc. (a)	107,900	3,509,987
		14,496,042
Media - 3.0%
Cable & Satellite - 3.0%
Altice NV:
Class A (a)	55,575	957,832
Class B (a)	271,634	4,696,710
NOS SGPS SA	105,900	786,631
		6,441,173
Real Estate Investment Trusts - 10.8%
Specialized REITs - 10.8%
American Tower Corp.	146,892	15,538,236
Crown Castle International Corp.	81,600	7,410,096
		22,948,332
Semiconductors & Semiconductor Equipment - 13.9%
Semiconductors - 13.9%
Marvell Technology Group Ltd.	230,300	2,355,969
Maxim Integrated Products, Inc.	17,000	645,320
NXP Semiconductors NV (a)	71,500	6,756,035
Qorvo, Inc. (a)	72,125	3,676,211
Qualcomm, Inc.	239,350	13,145,102
Skyworks Solutions, Inc.	45,100	3,010,876
		29,589,513
Software - 0.1%
Application Software - 0.1%
RingCentral, Inc. (a)	4,700	92,778
Technology Hardware, Storage & Peripherals - 14.6%
Technology Hardware, Storage & Peripherals - 14.6%
Apple, Inc.	309,200	30,876,712
BlackBerry Ltd. (a)	1,001	7,282
		30,883,994
Wireless Telecommunication Services - 12.7%
Wireless Telecommunication Services - 12.7%
America Movil S.A.B. de CV Series L sponsored ADR (b)	109,100	1,336,475
China Mobile Ltd. sponsored ADR	73,800	4,166,010
Leap Wireless International, Inc. rights (a)	16,600	42,828
NTT DOCOMO, Inc. sponsored ADR	1,300	32,552
Rogers Communications, Inc. Class B (non-vtg.)	62,700	2,390,666
Spok Holdings, Inc.	1	18
Sprint Corp. (a)	32	122
T-Mobile U.S., Inc. (a)	139,375	5,959,675
Telephone & Data Systems, Inc.	55,614	1,601,127
Telesites S.A.B. de C.V. (a)	5,555	3,582
U.S. Cellular Corp. (a)	3,600	136,008
Vodafone Group PLC sponsored ADR	329,281	11,192,261
		26,861,324
TOTAL COMMON STOCKS
(Cost $187,562,258)		207,736,202

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.40% (c)	841,977	841,977
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	5,190,310	5,190,310
TOTAL MONEY MARKET FUNDS
(Cost $6,032,287)		6,032,287
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $193,594,545)		213,768,489
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,468,896)
NET ASSETS - 100%		$212,299,593

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$442
Fidelity Securities Lending Cash Central Fund	19,141
Total	$19,583

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$207,736,202	$199,921,482	$7,771,892	$42,828
Money Market Funds	6,032,287	6,032,287	--	--
Total Investments in Securities:	$213,768,489	$205,953,769	$7,771,892	$42,828

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $196,224,077. Net unrealized appreciation aggregated $17,544,412, of which $33,021,251 related to appreciated investment securities and $15,476,839 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016